UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-6200
Schwab Investments

(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)
Marie Chandoha
Schwab Investments
211 Main Street, San Francisco, California 94105

(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: August 31
Date of reporting period: September 1, 2010 - November 30, 2010

Item 1. Schedule of Investments.

Schwab Investments
Schwab YieldPlus Fund®

Portfolio Holdings of November 30, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the first maturity date shown is the next interest rate change date. The second maturity date shown is the final legal maturity.

		Cost	Value
Holdings by Category		($)	($)

61.1%	U.S. Government and Government Agencies	92,438,557	92,743,359
18.0%	Corporate Bonds	27,352,354	27,419,581
0.5%	Preferred Stock	717,199	716,207
1.0%	Other Investment Company	1,481,172	1,481,172
18.4%	Short-Term Investments	27,990,520	27,992,041

99.0%	Total Investments	149,979,802	150,352,360
1.0%	Other Assets and Liabilities, Net		1,536,958

100.0%	Net Assets		151,889,318

	Face
Security	Amount	Value
Rate, Maturity Dates*	($)	($)

U.S. Government and Government Agencies 61.1% of net assets

U.S. Government Agency Guaranteed 3.4%
Regions Bank, (FDIC Insured)
3.25%, 12/09/11 (d)	5,000,000	5,147,315

U.S. Government Agency Securities 23.2%
Fannie Mae
1.00%, 11/23/11	10,000,000	10,056,740
0.88%, 01/12/12	10,000,000	10,042,220
Federal Home Loan Bank
0.80%, 05/06/11	15,000,000	15,048,780

		35,147,740

U.S. Treasury Obligations 34.5%
U.S. Treasury Notes
1.13%, 06/30/11	20,000,000	20,105,480
4.88%, 07/31/11	6,000,000	6,185,160
1.00%, 08/31/11	10,000,000	10,055,860
1.00%, 09/30/11	6,000,000	6,036,564
1.00%, 10/31/11	10,000,000	10,065,240

		52,448,304

Total U.S. Government and Government Agencies
(Cost $92,438,557)		92,743,359

Corporate Bonds 18.0% of net assets

Finance 7.3%

Banking 3.0%
Australia & New Zealand Banking Group Ltd.
0.59%, 01/21/11, 10/21/11 (a)(c)	750,000	751,222
Capital One Financial Corp.
5.70%, 09/15/11	1,000,000	1,035,724
Deutsche Bank AG
0.59%, 01/19/11, 01/19/12 (a)	500,000	497,600
Goldman Sachs Group, Inc.
0.69%, 01/07/11, 10/07/11 (a)	500,000	501,617
Morgan Stanley
2.79%, 02/14/11, 05/14/13 (a)	500,000	516,280
Svenska Handelsbanken AB
1.29%, 12/14/10, 09/14/12 (a)(c)	500,000	502,026
Westpac Banking Corp.
0.59%, 01/21/11, 10/21/11 (a)(c)	750,000	750,909

		4,555,378

Finance Company 1.5%
HSBC Finance Corp.
5.70%, 06/01/11	1,090,000	1,115,666
SLM Corp.
0.49%, 12/15/10, 03/15/11 (a)	1,250,000	1,237,613

		2,353,279

Insurance 2.3%
MassMutual Global Funding II
0.79%, 12/29/10, 09/27/13 (a)(c)	1,000,000	999,440
Metropolitan Life Global Funding I
0.79%, 01/10/11, 04/10/12 (a)(c)	2,000,000	2,000,010
United Health Group, Inc.
5.25%, 03/15/11 (b)	525,000	531,564

		3,531,014

Real Estate Investment Trust 0.5%
Reckson Operating Partnership LP
5.15%, 01/15/11 (b)	700,000	701,472

		11,141,143

Industrial 8.9%

Communications 1.5%
Dish DBS Corp.
6.38%, 10/01/11 (b)	300,000	308,250
Vodafone Group plc
0.63%, 12/15/10, 06/15/11 (a)	2,000,000	2,001,864

		2,310,114

Consumer Cyclical 1.8%
PACCAR Financial Corp.
0.70%, 12/06/10, 04/05/13 (a)	2,000,000	2,009,764
Royal Caribbean Cruises Ltd.
8.75%, 02/02/11	750,000	753,750

		2,763,514

 1

 Schwab YieldPlus Fund®

 Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Dates*	($)	($)

Consumer Non-Cyclical 4.3%
Anheuser-Busch InBev Worldwide, Inc.
1.02%, 12/26/10, 03/26/13 (a)	750,000	755,849
Heinz (H.J.) Finance Co.
6.63%, 07/15/11 (b)	1,000,000	1,036,271
Reynolds American, Inc.
0.99%, 12/15/10, 06/15/11 (a)(b)	1,000,000	1,001,915
The Coca-Cola Co.
0.34%, 02/15/11, 05/15/12 (a)	2,500,000	2,502,867
The Kroger Co.
6.80%, 04/01/11 (b)	1,124,000	1,146,789

		6,443,691

Technology 1.3%
International Business Machines Corp.
0.33%, 02/04/11, 11/04/11 (a)	2,000,000	2,002,484

		13,519,803

Utilities 1.8%

Electric 1.5%
Columbus Southern Power Co.
0.69%, 12/16/10, 03/16/12 (a)	500,000	501,209
Dominion Resources, Inc.
4.75%, 12/15/10 (b)	1,000,000	1,001,046
Southern Co.
0.69%, 01/21/11, 10/21/11 (a)	750,000	752,630

		2,254,885

Natural Gas 0.3%
Kinder Morgan Finance
5.35%, 01/05/11 (b)	500,000	503,750

		2,758,635

Total Corporate Bonds
(Cost $27,352,354)		27,419,581

	Number	Value
Security	of Shares	($)

Preferred Stock 0.5% of net assets

Insurance 0.5%
Lincoln National Capital VI (b)	28,331	716,207

Total Preferred Stock
(Cost $717,199)		716,207

Other Investment Company 1.0% of net assets

Money Fund 1.0%
State Street Institutional Liquid Reserves Fund - Institutional Class	1,481,172	1,481,172

Total Other Investment Company
(Cost $1,481,172)		1,481,172

	Face
Issuer	Amount	Value
Rate, Maturity Date*	($)	($)

Short-Term Investments 18.4% of net assets

U.S. Government Agency Security 3.3%
Fannie Mae
0.00%, 12/22/10 (e)	5,000,000	4,999,271

U.S. Treasury Obligations 15.1%
U.S. Treasury Bills
0.20%, 12/23/10	9,000,000	8,998,930
0.20%, 03/10/11	14,000,000	13,993,840

		22,992,770

Total Short-Term Investments
(Cost $27,990,520)		27,992,041

End of Investments.

At 11/30/10, the tax basis cost of the fund’s investments was $149,979,802, and the unrealized appreciation and depreciation were $386,476 and ($13,918), respectively, with a net unrealized appreciation of $372,558.

*	For variable-rate obligations the first maturity date shown is the next interest rate change date. The second maturity date shown is the final legal maturity.
(a)	Variable-rate security.
(b)	Callable security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $5,003,607 or 3.3% of net assets.
(d)	This debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program, and the FDIC has stated that this debt is backed by the full faith and credit of the United States.
(e)	Zero Coupon Bond.

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

2

 Schwab YieldPlus Fund®

 Portfolio Holdings (Unaudited) continued

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of November 30, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

U.S. Government and Government Agencies(a)	$—	$92,743,359	$—	$92,743,359
Corporate Bonds(a)	—	27,419,581	—	27,419,581
Preferred Stock(a)	716,207	—	—	716,207
Other Investment Company(a)	1,481,172	—	—	1,481,172
Short-Term Investments(a)	—	27,992,041	—	27,992,041

Total	$2,197,379	$148,154,981	$—	$150,352,360

*	The fund had no Other Financial Investments.
(a)	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 Investments for which significant unobservable inputs were used to determine fair value:

	Balance			Change in				Balance
	as of	Accrued	Realized	Unrealized	Net	Gross	Gross	as of
	August 31,	Discounts	Gain	Gain	Purchases	Transfers	Transfers	November 30,
Investments in Securities	2010	(Premiums)	(Loss)	(Loss)	(Sales)	In	Out	2010

Corporate Bonds
Industrial	$757,500	($2,250)	($16,892)	$11,642	($750,000)	$—	$—	$—

Total	$757,500	($2,250)	($16,892)	$11,642	($750,000)	$—	$—	$—

REG46015NOV10

 3

Schwab Investments
Schwab Short-Term Bond Market Fund™

Portfolio Holdings  as of November 30, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the first maturity date shown is the next interest rate change date. The second maturity date shown is the final legal maturity.

		Cost	Value
Holdings by Category		($)	($)

71.3%	U.S. Government and Government Agencies	175,407,233	179,055,425
6.7%	Foreign Securities	16,348,387	16,693,027
20.1%	Corporate Bonds	48,701,255	50,503,498
0.2%	Municipal Bonds	355,914	368,364
0.7%	Other Investment Company	1,725,857	1,725,857
0.0%	Short-Term Investment	99,977	99,977

99.0%	Total Investments	242,638,623	248,446,148
1.0%	Other Assets and Liabilities, Net		2,621,834

100.0%	Net Assets		251,067,982

	Face
Security	Amount	Value
Rate, Maturity Dates*	($)	($)

U.S. Government and Government Agencies 71.3% of net assets

U.S. Government Agency Guaranteed 2.9%
Citigroup Funding, Inc., (FDIC Insured)
1.88%, 10/22/12 (d)	2,000,000	2,049,502
JPMorgan Chase & Co., (FDIC Insured)
3.13%, 12/01/11 (d)	1,000,000	1,027,288
State Street Capital Trust III, (FDIC Insured)
2.15%, 04/30/12 (d)	2,000,000	2,045,746
The Goldman Sachs Group, Inc., (FDIC Insured)
3.25%, 06/15/12 (d)	1,000,000	1,042,214
Wells Fargo & Co., (FDIC Insured)
3.00%, 12/09/11 (d)	1,000,000	1,026,411

		7,191,161

U.S. Government Agency Securities 14.2%
Fannie Mae
1.25%, 06/22/12	1,750,000	1,770,459
1.50%, 09/25/12 (b)	500,000	501,641
0.38%, 12/28/12	2,000,000	1,990,672
1.85%, 03/25/13 (b)	2,000,000	2,007,702
3.25%, 04/09/13	1,000,000	1,061,244
1.00%, 09/23/13	2,500,000	2,511,127
2.75%, 02/05/14	1,250,000	1,320,355
2.63%, 11/20/14	2,000,000	2,107,350
3.00%, 02/17/15 (b)	1,000,000	1,006,239
1.55%, 10/27/15 (b)	1,000,000	988,228
Federal Farm Credit Bank
4.50%, 10/17/12	1,000,000	1,073,419
Federal Home Loan Bank
1.00%, 12/28/11	500,000	502,924
1.85%, 12/21/12 (b)	1,500,000	1,500,966
3.38%, 02/27/13	500,000	530,131
1.88%, 06/21/13	1,000,000	1,028,969
3.63%, 10/18/13	2,500,000	2,694,240
5.50%, 08/13/14	2,000,000	2,320,568
Freddie Mac
1.13%, 12/15/11	1,000,000	1,006,989
1.13%, 07/27/12	2,000,000	2,020,142
2.13%, 09/21/12	2,000,000	2,056,116
1.80%, 02/25/13 (b)	500,000	501,432
3.75%, 06/28/13	1,000,000	1,078,366
1.40%, 11/18/13 (b)	500,000	502,746
3.00%, 07/28/14	2,000,000	2,142,876
3.00%, 12/30/14 (b)	1,000,000	1,002,412
1.75%, 09/10/15	500,000	502,578

		35,729,891

U.S. Treasury Obligations 54.2%
U.S. Treasury Notes
1.00%, 12/31/11	5,600,000	5,640,908
0.88%, 01/31/12	2,800,000	2,817,828
4.88%, 02/15/12	3,000,000	3,164,766
1.00%, 03/31/12	1,500,000	1,513,241
1.00%, 04/30/12	4,000,000	4,036,544
4.50%, 04/30/12	1,000,000	1,058,516
0.75%, 05/31/12	1,400,000	1,407,934
1.88%, 06/15/12	1,500,000	1,534,454
0.63%, 06/30/12	1,275,000	1,279,636
0.63%, 07/31/12	2,750,000	2,759,889
4.63%, 07/31/12	2,500,000	2,676,562
1.75%, 08/15/12	1,750,000	1,789,718
4.38%, 08/15/12	1,000,000	1,067,774
0.38%, 08/31/12	4,000,000	3,997,032
4.13%, 08/31/12	1,000,000	1,064,727
1.38%, 09/15/12	6,300,000	6,405,575
0.38%, 09/30/12	2,000,000	1,997,892
4.25%, 09/30/12	1,000,000	1,070,039
1.38%, 10/15/12	3,800,000	3,866,055
3.88%, 10/31/12	1,000,000	1,066,055
1.38%, 11/15/12	2,000,000	2,035,392
3.38%, 11/30/12	1,000,000	1,058,672
3.63%, 12/31/12	1,000,000	1,066,094
1.38%, 01/15/13	2,100,000	2,138,884
1.38%, 02/15/13	2,500,000	2,547,070
2.75%, 02/28/13	1,500,000	1,575,234
3.13%, 04/30/13	1,200,000	1,275,094
1.38%, 05/15/13	3,500,000	3,569,461
3.38%, 06/30/13	1,000,000	1,071,719
1.00%, 07/15/13	2,650,000	2,678,586
3.38%, 07/31/13	1,000,000	1,074,141
0.75%, 08/15/13	1,000,000	1,003,594
4.25%, 08/15/13	2,000,000	2,195,312
3.13%, 08/31/13	1,000,000	1,068,281

 1

 Schwab Short-Term Bond Market Fund™

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Dates*	($)	($)
0.75%, 09/15/13	1,000,000	1,002,891
3.13%, 09/30/13	2,000,000	2,138,750
2.00%, 11/30/13	2,000,000	2,076,094
1.50%, 12/31/13	1,000,000	1,023,203
1.75%, 01/31/14	1,000,000	1,030,547
4.00%, 02/15/14	1,000,000	1,101,719
1.88%, 02/28/14	1,000,000	1,034,219
1.75%, 03/31/14	2,000,000	2,059,844
1.88%, 04/30/14	2,300,000	2,378,345
2.25%, 05/31/14	3,500,000	3,663,516
2.63%, 06/30/14	4,250,000	4,503,007
2.63%, 07/31/14	2,810,000	2,977,723
2.38%, 08/31/14	2,475,000	2,599,911
2.38%, 09/30/14	3,100,000	3,256,937
2.38%, 10/31/14	1,500,000	1,575,938
2.25%, 01/31/15	5,425,000	5,667,009
2.38%, 02/28/15	4,500,000	4,721,476
2.50%, 04/30/15	3,600,000	3,795,188
2.13%, 05/31/15	2,500,000	2,591,590
1.88%, 06/30/15	2,350,000	2,409,302
1.75%, 07/31/15	1,500,000	1,527,534
1.25%, 10/31/15	8,500,000	8,426,951

		136,134,373

Total U.S. Government and Government Agencies
(Cost $175,407,233)		179,055,425

Foreign Securities 6.7% of net assets

Foreign Agencies 2.3%

Canada 0.2%
Export Development Canada
2.25%, 05/28/15	450,000	464,431

Germany 1.3%
Kreditanstalt Fuer Wiederaufbau
2.00%, 01/17/12 (e)	1,900,000	1,931,720
2.63%, 03/03/15 (e)	1,250,000	1,310,944

		3,242,664

Mexico 0.2%
Petroleos Mexicanos
4.88%, 03/15/15 (b)	500,000	538,750

Republic of Korea 0.5%
Export-Import Bank of Korea
5.50%, 10/17/12	1,000,000	1,062,055
8.13%, 01/21/14	200,000	231,705

		1,293,760

Sweden 0.1%
Svensk Exportkredit AB
3.25%, 09/16/14	150,000	159,351

		5,698,956

Foreign Local Government 0.7%

Canada 0.7%
Province of British Columbia Canada
4.30%, 05/30/13	425,000	462,969
Province of Ontario Canada
4.10%, 06/16/14	1,075,000	1,175,648

		1,638,617

Sovereign 1.0%

Brazil 0.1%
Federative Republic of Brazil
10.25%, 06/17/13	250,000	304,375

Canada 0.4%
Canada Government International Bond
2.38%, 09/10/14	900,000	939,937

Italy 0.3%
Republic of Italy
2.13%, 10/05/12	750,000	756,338

Mexico 0.2%
Mexico (United Mexican States)
6.63%, 03/03/15	350,000	409,500

Panama 0.0%
Republic of Panama
7.25%, 03/15/15	100,000	117,500

		2,527,650

Supranational 2.7%
Asian Development Bank
4.25%, 10/20/14	450,000	500,289
European Investment Bank
4.63%, 03/21/12	925,000	973,679
1.75%, 09/14/12	1,125,000	1,147,957
2.88%, 01/15/15	250,000	264,308
2.75%, 03/23/15	215,000	226,641
1.63%, 09/01/15	300,000	299,820
Inter-American Development Bank
3.00%, 04/22/14	1,111,000	1,183,823
International Bank for Reconstruction & Development
1.75%, 07/15/13	1,650,000	1,696,485
Nordic Investment Bank
3.63%, 06/17/13	500,000	534,802

		6,827,804

Total Foreign Securities
(Cost $16,348,387)		16,693,027

Corporate Bonds 20.1% of net assets

Finance 8.9%

Banking 6.3%
American Express Bank FSB
5.50%, 04/16/13	1,000,000	1,081,000
Bank of America Corp.
4.88%, 01/15/13	300,000	315,193
4.50%, 04/01/15	500,000	513,183
Bank of Nova Scotia
3.40%, 01/22/15	275,000	291,577
Barclays Bank PLC
5.20%, 07/10/14	600,000	656,543
Citigroup, Inc.
5.50%, 04/11/13	1,000,000	1,072,491
5.13%, 05/05/14	700,000	750,299
4.70%, 05/29/15	150,000	156,288
Countrywide Financial Corp.
5.80%, 06/07/12	700,000	735,988
Credit Suisse USA, Inc.
3.45%, 07/02/12	500,000	519,494

2

 Schwab Short-Term Bond Market Fund™

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Dates*	($)	($)
5.50%, 08/15/13	500,000	552,742
Deutsche Bank AG
4.88%, 05/20/13	550,000	593,439
Goldman Sachs Capital II
5.79%, 12/01/10, 12/31/49 (a)(b)	500,000	425,000
HSBC Holdings PLC
5.25%, 12/12/12	225,000	240,121
JPMorgan Chase & Co.
5.38%, 10/01/12	250,000	268,561
4.75%, 05/01/13	900,000	967,185
4.65%, 06/01/14	300,000	324,622
Morgan Stanley
4.75%, 04/01/14	250,000	259,943
6.00%, 05/13/14	400,000	436,412
3.45%, 11/02/15	750,000	736,885
PNC Funding Corp.
4.25%, 09/21/15	400,000	427,294
Royal Bank of Canada
2.63%, 12/15/15	350,000	360,627
The Bank of New York Mellon Corp.
2.95%, 06/18/15	450,000	466,220
The Goldman Sachs Group, Inc.
5.45%, 11/01/12	100,000	107,620
5.25%, 10/15/13	300,000	325,257
3.70%, 08/01/15	725,000	741,449
US Bancorp
2.00%, 06/14/13	500,000	511,090
Wells Fargo & Co.
5.25%, 10/23/12	1,125,000	1,210,124
5.00%, 11/15/14	375,000	407,547
Westpac Banking Corp.
2.25%, 11/19/12	200,000	205,095
4.20%, 02/27/15	200,000	214,170

		15,873,459

Brokerage 0.2%
BlackRock, Inc.
2.25%, 12/10/12 (b)	275,000	281,315
Nomura Holdings, Inc.
5.00%, 03/04/15	100,000	105,720

		387,035

Finance Company 1.1%
General Electric Capital Corp.
1.88%, 09/16/13	1,850,000	1,859,444
4.38%, 09/21/15	200,000	212,672
HSBC Finance Corp.
7.00%, 05/15/12	525,000	564,493
5.00%, 06/30/15	150,000	162,525

		2,799,134

Insurance 1.0%
Allstate Life Global Funding Trusts
5.38%, 04/30/13	300,000	328,906
American International Group, Inc.
4.25%, 05/15/13 (b)	50,000	51,250
Berkshire Hathaway Finance Corp.
4.85%, 01/15/15 (b)	950,000	1,057,054
Coventry Health Care, Inc.
6.30%, 08/15/14 (b)	225,000	237,989
MetLife, Inc.
2.38%, 02/06/14 (b)	400,000	404,797
Prudential Financial, Inc.
3.63%, 09/17/12	400,000	416,138

		2,496,134

Other Financial 0.1%
CME Group, Inc.
5.40%, 08/01/13 (b)	200,000	222,088

Real Estate Investment Trust 0.2%
Simon Property Group LP
4.20%, 02/01/15 (b)	575,000	614,444

		22,392,294

Industrial 9.6%

Basic Industry 0.9%
ArcelorMittal S.A.
3.75%, 08/05/15 (b)	150,000	152,778
BHP Billiton Finance (USA) Ltd.
8.50%, 12/01/12	375,000	429,707
International Paper Co.
5.30%, 04/01/15 (b)	100,000	108,990
Praxair, Inc.
4.38%, 03/31/14 (b)	150,000	164,079
Rio Tinto Finance (USA) Ltd.
5.88%, 07/15/13 (b)	200,000	224,409
1.88%, 11/02/15 (b)	250,000	244,768
The Dow Chemical Co.
4.85%, 08/15/12 (b)	275,000	291,612
7.60%, 05/15/14 (b)	300,000	350,633
5.90%, 02/15/15 (b)	150,000	168,392

		2,135,368

Capital Goods 1.0%
3M Co.
4.38%, 08/15/13	50,000	54,852
Bemis Co., Inc.
5.65%, 08/01/14 (b)	50,000	55,610
Caterpillar Financial Services Corp.
4.85%, 12/07/12	175,000	188,618
CRH America, Inc.
5.30%, 10/15/13 (b)	175,000	187,653
General Electric Co.
5.00%, 02/01/13	700,000	753,159
John Deere Capital Corp.
4.90%, 09/09/13	450,000	494,998
Northrop Grumman Corp.
3.70%, 08/01/14 (b)	225,000	241,064
Raytheon Co.
1.63%, 10/15/15 (b)	200,000	196,629
Tyco International Finance S.A.
6.00%, 11/15/13 (b)	200,000	224,837
Waste Management, Inc.
5.00%, 03/15/14 (b)	50,000	54,666

		2,452,086

Communications 1.9%
AT&T, Inc.
4.95%, 01/15/13 (b)	50,000	53,876
6.70%, 11/15/13 (b)	525,000	603,848
2.50%, 08/15/15 (b)	250,000	252,903
CBS Corp.
8.20%, 05/15/14 (b)	400,000	474,109
Cellco Partnership / Verizon Wireless
5.55%, 02/01/14 (b)	500,000	558,366
Comcast Cable Communications Holdings
8.38%, 03/15/13	150,000	172,551
Comcast Corp.
5.30%, 01/15/14 (b)	150,000	165,609

 3

 Schwab Short-Term Bond Market Fund™

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Dates*	($)	($)
DIRECTV Holdings LLC
6.38%, 06/15/15 (b)	250,000	260,000
NBC Universal, Inc.
2.10%, 04/01/14 (b)(c)	75,000	75,645
New Cingular Wireless Services, Inc.
8.13%, 05/01/12 (b)	450,000	494,902
Telecom Italia Capital S.A.
5.25%, 11/15/13 (b)	250,000	264,472
Time Warner Cable, Inc.
3.50%, 02/01/15 (b)	250,000	261,855
Time Warner Entertainment Co. LP
10.15%, 05/01/12	100,000	111,976
Verizon Communications, Inc.
5.25%, 04/15/13 (b)	1,000,000	1,097,216

		4,847,328

Consumer Cyclical 0.9%
CVS Caremark Corp.
4.88%, 09/15/14 (b)	500,000	554,517
McDonald’s Corp.
4.30%, 03/01/13 (b)	75,000	80,844
Nordstrom, Inc.
6.75%, 06/01/14 (b)	108,000	123,982
PACCAR, Inc.
6.38%, 02/15/12 (b)	500,000	530,760
Time Warner, Inc.
3.15%, 07/15/15 (b)	390,000	402,739
Wal-Mart Stores, Inc.
3.20%, 05/15/14	525,000	557,266

		2,250,108

Consumer Non-Cyclical 2.6%
Abbott Laboratories
5.15%, 11/30/12 (b)	700,000	760,844
Anheuser-Busch InBev Worldwide, Inc.
3.00%, 10/15/12 (b)	500,000	518,066
Clorox Co.
5.00%, 03/01/13 (b)	400,000	432,486
Diageo Capital PLC
5.13%, 01/30/12 (b)	50,000	52,471
General Mills, Inc.
6.00%, 02/15/12 (b)	190,000	201,432
Kraft Foods, Inc.
2.63%, 05/08/13	500,000	517,901
McKesson Corp.
6.50%, 02/15/14 (b)	250,000	284,246
Medco Health Solutions, Inc.
6.13%, 03/15/13 (b)	250,000	274,726
Medtronic, Inc.
3.00%, 03/15/15 (b)	165,000	173,159
PepsiCo, Inc.
0.88%, 10/25/13 (b)	550,000	548,124
Pfizer, Inc.
5.35%, 03/15/15 (b)	600,000	687,011
Procter & Gamble Co.
1.38%, 08/01/12 (b)	250,000	253,200
Reynolds American, Inc.
7.25%, 06/01/13 (b)	350,000	392,710
Safeway, Inc.
6.25%, 03/15/14 (b)	250,000	282,554
The Coca-Cola Co.
1.50%, 11/15/15 (b)	475,000	465,289
Thermo Fisher Scientific, Inc.
2.15%, 12/28/12 (b)	200,000	203,517
Watson Pharmaceuticals, Inc.
5.00%, 08/15/14 (b)	500,000	544,016

		6,591,752

Energy 1.1%
Apache Corp.
6.00%, 09/15/13 (b)	100,000	112,304
Baker Hughes, Inc.
6.50%, 11/15/13 (b)	175,000	201,447
BP Capital Markets PLC
3.13%, 03/10/12	300,000	306,918
5.25%, 11/07/13	200,000	217,579
Chevron Corp.
3.95%, 03/03/14 (b)	100,000	108,382
ConocoPhillips Australia Funding Co.
5.50%, 04/15/13 (b)	500,000	550,755
Occidental Petroleum Corp.
7.00%, 11/01/13 (b)	225,000	263,178
Shell International Finance BV
3.10%, 06/28/15 (b)	425,000	445,922
Statoilhydro A.S.A.
3.88%, 04/15/14 (b)	50,000	53,990
Total Capital S.A.
3.00%, 06/24/15 (b)	175,000	182,524
Valero Energy Corp.
6.88%, 04/15/12 (b)	100,000	106,994
XTO Energy, Inc.
5.90%, 08/01/12 (b)	200,000	217,601
5.30%, 06/30/15 (b)	75,000	86,531

		2,854,125

Technology 1.0%
Agilent Technologies, Inc.
2.50%, 07/15/13 (b)	200,000	203,616
Hewlett-Packard Co.
2.95%, 08/15/12 (b)	300,000	311,247
6.13%, 03/01/14 (b)	300,000	342,950
International Business Machines Corp.
6.50%, 10/15/13 (b)	500,000	576,095
Microsoft Corp.
1.63%, 09/25/15	300,000	297,931
Oracle Corp.
3.75%, 07/08/14 (b)	100,000	108,184
Xerox Corp.
5.65%, 05/15/13 (b)	500,000	544,320

		2,384,343

Transportation 0.2%
Burlington Northern Santa Fe Corp.
7.00%, 02/01/14 (b)	200,000	232,902
United Parcel Service, Inc.
4.50%, 01/15/13 (b)	350,000	376,507

		609,409

		24,124,519

Utilities 1.6%

Electric 1.2%
Consumers Energy Co.
5.38%, 04/15/13 (b)	550,000	599,658
Dominion Resources, Inc.
5.15%, 07/15/15 (b)	150,000	169,758
Duke Energy Carolinas LLC
5.75%, 11/15/13 (b)	500,000	566,084

4

 Schwab Short-Term Bond Market Fund™

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Dates*	($)	($)
Exelon Corp.
4.90%, 06/15/15 (b)	200,000	217,692
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12 (b)	150,000	161,785
2.63%, 09/16/12 (b)	500,000	515,370
Pacific Gas & Electric Co.
6.25%, 12/01/13 (b)	200,000	226,596
Southern California Edison Co.
5.75%, 03/15/14 (b)	100,000	113,433
Southern Co.
2.38%, 09/15/15 (b)	250,000	251,541
Virginia Electric and Power Co.
5.10%, 11/30/12 (b)	150,000	162,141

		2,984,058

Natural Gas 0.4%
Energy Transfer Partners LP
8.50%, 04/15/14 (b)	200,000	235,847
Enterprise Products Operating LLC
9.75%, 01/31/14 (b)	125,000	152,407
Kinder Morgan Energy Partners LP
7.13%, 03/15/12 (b)	250,000	266,817
Plains All American Pipeline LP
3.95%, 09/15/15 (b)	100,000	104,678
Sempra Energy
6.00%, 02/01/13 (b)	125,000	136,836
TransCanada PipeLines Ltd.
3.40%, 06/01/15 (b)	100,000	106,042

		1,002,627

		3,986,685

Total Corporate Bonds
(Cost $48,701,255)		50,503,498

Municipal Bonds 0.2% of net assets

Fixed-Rate Obligations 0.2%
Yale Univ
Medium-Term Notes Series B
2.90%, 10/15/14 (b)	350,000	368,364

Total Municipal Bonds
(Cost $355,914)		368,364

	Number	Value
Security	of Shares	($)

Other Investment Company 0.7% of net assets

Money Fund 0.7%
State Street Institutional Liquid Reserves Fund - Institutional Class	1,725,857	1,725,857

Total Other Investment Company
(Cost $1,725,857)		1,725,857

	Face
Issuer	Amount	Value
Rate, Maturity Date*	($)	($)

Short-Term Investment 0.0% of net assets

U.S. Treasury Obligation 0.0%
U.S. Treasury Bill
0.19%, 01/13/11	100,000	99,977

Total Short-Term Investment
(Cost $99,977)		99,977

End of Investments.

At 11/30/10, the tax basis cost of the fund’s investments was $242,756,336 , and the unrealized appreciation and depreciation were $5,905,415 and ($215,603), respectively, with a net unrealized appreciation of $5,689,812.

*	For variable-rate obligations the first maturity date shown is the next interest rate change date. The second maturity date shown is the final legal maturity.
(a)	Variable-rate security.
(b)	Callable security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $75,645 or 0.0% of net assets.
(d)	This debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program, and the FDIC has stated that this debt is backed by the full faith and credit of the United States.
(e)	Guaranteed by the Republic of Germany.

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most

 5

 Schwab Short-Term Bond Market Fund™

Portfolio Holdings (Unaudited) continued

government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of November 30, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

U.S. Government and Government Agencies(a)	$—	$179,055,425	$—	$179,055,425
Foreign Securities(a)	—	16,693,027	—	16,693,027
Corporate Bonds(a)	—	50,503,498	—	50,503,498
Municipal Bonds(a)	—	368,364	—	368,364
Other Investment Company(a)	1,725,857	—	—	1,725,857
Short-Term Investment(a)	—	99,977	—	99,977

Total	$1,725,857	$246,720,291	$—	$248,446,148

*	The fund had no Other Financial Investments.
(a)	As categorized in Portfolio Holdings.

The fund entered into U.S. Treasury futures contracts (“futures”) during the period ended November 30, 2010. The fund invested in futures to help manage the effects of interest rate changes. The primary risk associated with investing in futures is interest rate risk.

REG46015NOV10

6

Schwab Investments
Schwab® Premier Income Fund

Portfolio Holdings As of November 30, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the first maturity date shown is the next interest rate change date. The second maturity date shown is the final legal maturity.

			Cost	Value
Holdings by Category			($)	($)

26.1%		Corporate Bonds	117,198,392	122,297,511
2.7%		Asset-Backed Obligations	12,902,268	12,774,538
39.6%		Mortgage-Backed Securities	182,667,836	186,081,137
2.8%		Commercial Mortgage Backed Securities	11,845,796	12,956,762
23.5%		U.S. Government and Government Agencies	107,926,879	110,531,662
0.3%		Foreign Securities	1,491,930	1,590,121
0.9%		Preferred Stock	4,364,272	4,436,768
9.7%		Other Investment Company	45,366,136	45,366,136
0.1%		Short-Term Investments	249,967	249,967

105.7%		Total Investments	484,013,476	496,284,602
(5	.7)%	Other Assets and Liabilities, Net		(26,859,959)

100.0%		Net Assets		469,424,643

	Face
Security	Amount	Value
Rate, Maturity Dates*	($)	($)

Corporate Bonds 26.1% of net assets

Finance 10.5%

Banking 6.2%
Bank of America Corp.
4.50%, 04/01/15	500,000	513,183
5.63%, 10/14/16	500,000	524,210
Bank of Tokyo-Mitsubishi UFJ Ltd.
7.40%, 06/15/11	2,000,000	2,045,394
Barclays Bank PLC
5.14%, 10/14/20	500,000	460,590
Citigroup, Inc.
5.25%, 02/27/12	750,000	783,164
8.50%, 05/22/19	300,000	367,928
5.38%, 08/09/20	500,000	512,510
Credit Suisse
4.38%, 08/05/20	1,000,000	993,119
HSBC Bank PLC
0.94%, 02/14/11, 08/12/13 (a)(c)	2,500,000	2,499,222
JPMorgan Chase & Co.
1.04%, 12/30/10, 09/30/13 (a)	2,000,000	2,004,444
6.00%, 01/15/18	500,000	564,484
Merrill Lynch & Co., Inc.
0.49%, 01/25/11, 07/25/11 (a)	1,500,000	1,498,758
Morgan Stanley
2.79%, 02/14/11, 05/14/13 (a)	1,500,000	1,548,840
4.75%, 04/01/14	500,000	519,886
3.45%, 11/02/15	750,000	736,885
Rabobank Nederland
2.13%, 10/13/15	1,500,000	1,480,809
Royal Bank of Scotland Group PLC
6.38%, 02/01/11	2,351,000	2,370,248
Svenska Handelsbanken AB
1.29%, 12/14/10, 09/14/12 (a)(c)	1,250,000	1,255,065
The Goldman Sachs Group, Inc.
3.70%, 08/01/15	800,000	818,150
5.38%, 03/15/20	500,000	514,084
US Bank NA
0.51%, 01/26/11, 10/26/12 (a)(b)	2,000,000	2,007,546
6.30%, 02/04/14	1,000,000	1,134,255
Wachovia Bank NA
4.80%, 11/01/14	500,000	538,373
Wells Fargo & Co.
4.75%, 02/09/15	1,000,000	1,068,630
Westpac Banking Corp.
0.59%, 01/21/11, 10/21/11 (a)(c)	1,000,000	1,001,212
3.00%, 08/04/15	1,000,000	1,019,316

		28,780,305

Brokerage 0.5%
BlackRock, Inc.
5.00%, 12/10/19 (b)	500,000	536,872
Jefferies Group, Inc.
8.50%, 07/15/19 (b)	500,000	583,282
Nomura Holdings, Inc.
5.00%, 03/04/15	300,000	317,160
6.70%, 03/04/20	900,000	989,737

		2,427,051

Finance Company 1.2%
General Electric Capital Corp.
5.72%, 08/22/11 (b)	2,000,000	2,012,884
3.75%, 11/14/14	1,500,000	1,580,326
SLM Corp.
0.49%, 12/15/10, 03/15/11 (a)	2,000,000	1,980,180

		5,573,390

Insurance 1.4%
Coventry Health Care, Inc.
5.88%, 01/15/12	2,000,000	2,075,902
Lincoln National Corp.
6.25%, 02/15/20 (b)	350,000	389,773
MassMutual Global Funding II
0.79%, 12/29/10, 09/27/13 (a)(c)	1,000,000	999,440
2.30%, 09/28/15 (c)	1,000,000	998,929
MetLife, Inc.
1.54%, 02/07/11, 08/06/13 (a)	1,250,000	1,271,101
4.75%, 02/08/21 (b)	250,000	260,330
United Health Group, Inc.
5.25%, 03/15/11 (b)	700,000	708,752

		6,704,227

 1

 Schwab® Premier Income Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Dates*	($)	($)

Real Estate Investment Trust 1.2%
Digital Realty Trust LP
4.50%, 07/15/15 (b)(c)	725,000	745,317
Kimco Realty Corp.
4.30%, 02/01/18 (b)	500,000	508,079
Reckson Operating Partnership LP
5.15%, 01/15/11 (b)	2,300,000	2,304,835
Senior Housing Properties Trust
6.75%, 04/15/20 (b)	500,000	532,500
Ventas Realty LP
3.13%, 11/30/15 (b)	1,000,000	982,599
6.50%, 06/01/16 (b)	500,000	528,569

		5,601,899

		49,086,872

Industrial 13.2%

Basic Industry 1.1%
Airgas, Inc.
7.13%, 10/01/18 (b)(c)	1,000,000	1,103,750
Alcoa, Inc.
6.75%, 07/15/18 (b)	1,000,000	1,089,691
Cliffs Natural Resources, Inc.
4.80%, 10/01/20 (b)	500,000	500,150
Rio Tinto Finance (USA) Ltd.
3.50%, 11/02/20 (b)	500,000	486,484
The Dow Chemical Co.
7.60%, 05/15/14 (b)	500,000	584,388
8.55%, 05/15/19 (b)	1,000,000	1,264,710

		5,029,173

Capital Goods 1.6%
Allied Waste North America, Inc.
6.88%, 06/01/17 (b)	1,000,000	1,110,216
BAE Asset Systems 2001 Asset Trust
6.66%, 09/15/13 (c)	1,169,953	1,283,556
Ball Corp.
7.13%, 09/01/16 (b)	250,000	271,875
John Deere Capital Corp.
2.95%, 03/09/15	500,000	525,161
L-3 Communications Corp.
6.38%, 10/15/15 (b)	3,000,000	3,105,000
Raytheon Co.
1.63%, 10/15/15 (b)	750,000	737,359
3.13%, 10/15/20 (b)	500,000	479,809
Tyco International Finance S.A.
8.50%, 01/15/19 (b)	100,000	131,164

		7,644,140

Communications 3.1%
AT&T, Inc.
6.70%, 11/15/13 (b)	400,000	460,074
2.50%, 08/15/15 (b)	250,000	252,903
British Sky Broadcasting Group PLC
9.50%, 11/15/18 (b)(c)	500,000	678,740
CBS Corp.
8.20%, 05/15/14 (b)	500,000	592,636
5.75%, 04/15/20 (b)	500,000	542,337
DIRECTV Holdings LLC
6.38%, 06/15/15 (b)	1,250,000	1,300,000
Dish DBS Corp.
6.38%, 10/01/11 (b)	1,000,000	1,027,500
NBC Universal, Inc.
4.38%, 04/01/21 (b)(c)	500,000	502,870
News America Holdings, Inc.
9.25%, 02/01/13	500,000	580,843
News America, Inc.
7.25%, 05/18/18	650,000	802,522
Qwest Corp.
3.54%, 12/15/10, 06/15/13 (a)	1,000,000	1,050,000
8.38%, 05/01/16 (b)	500,000	602,500
Sprint Capital Corp.
7.63%, 01/30/11 (b)	2,000,000	2,015,000
Telecom Italia Capital S.A.
0.77%, 02/01/11 (a)(b)	1,480,000	1,478,662
0.90%, 01/18/11, 07/18/11 (a)(b)	1,500,000	1,494,660
Time Warner Entertainment Co. LP
10.15%, 05/01/12	480,000	537,486
Verizon Communications, Inc.
8.75%, 11/01/18 (b)	500,000	675,467

		14,594,200

Consumer Cyclical 2.5%
CVS Caremark Corp.
5.88%, 01/10/28 (b)	1,752,940	1,826,085
DR Horton, Inc.
7.88%, 08/15/11	1,000,000	1,038,750
Expedia, Inc.
5.95%, 08/15/20 (b)(c)	250,000	254,375
Ford Motor Credit Co. LLC
7.38%, 02/01/11	785,000	791,856
Historic TW, Inc.
6.88%, 06/15/18	350,000	421,452
Host Hotels & Resorts LP
7.13%, 11/01/13 (b)	345,000	350,175
International Game Technology
5.50%, 06/15/20 (b)	500,000	522,041
Levi Strauss & Co.
8.88%, 04/01/16 (b)	2,000,000	2,110,000
PACCAR, Inc.
6.88%, 02/15/14 (b)	200,000	232,349
Royal Caribbean Cruises Ltd.
8.75%, 02/02/11	2,000,000	2,010,000
Time Warner, Inc.
4.70%, 01/15/21 (b)	1,000,000	1,052,625
Viacom, Inc.
6.25%, 04/30/16 (b)	1,000,000	1,169,376

		11,779,084

Consumer Non-Cyclical 2.7%
Anheuser-Busch InBev Worldwide, Inc.
1.02%, 12/26/10, 03/26/13 (a)	2,000,000	2,015,596
Fresenius Medical Care Capital Trust IV
7.88%, 06/15/11	1,000,000	1,025,000
Medco Health Solutions, Inc.
6.13%, 03/15/13 (b)	500,000	549,452
PepsiCo, Inc.
7.90%, 11/01/18 (b)	107,000	141,759
3.13%, 11/01/20 (b)	1,000,000	973,427
Reynolds American, Inc.
0.99%, 12/15/10, 06/15/11 (a)(b)	3,000,000	3,005,745
7.63%, 06/01/16 (b)	2,200,000	2,617,833
Teva Pharmaceutical Finance III LLC
0.69%, 12/20/10, 12/19/11 (a)	1,000,000	1,004,376
The Coca-Cola Co.
3.15%, 11/15/20 (b)	1,000,000	973,668
Watson Pharmaceuticals, Inc.
6.13%, 08/15/19 (b)	500,000	574,809

		12,881,665

2

 Schwab® Premier Income Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Dates*	($)	($)

Energy 1.1%
Apache Corp.
6.90%, 09/15/18 (b)	100,000	124,977
Baker Hughes, Inc.
6.50%, 11/15/13 (b)	100,000	115,112
7.50%, 11/15/18 (b)	100,000	128,827
ConocoPhillips
4.60%, 01/15/15 (b)	1,500,000	1,670,007
Statoil ASA
3.13%, 08/17/17 (b)	1,000,000	1,024,340
Total Capital S.A.
2.30%, 03/15/16 (b)	850,000	846,294
Weatherford International Ltd.
9.63%, 03/01/19 (b)	250,000	322,690
5.13%, 09/15/20 (b)	750,000	763,823

		4,996,070

Technology 0.8%
Microsoft Corp.
0.88%, 09/27/13	2,000,000	1,997,932
Oracle Corp.
3.88%, 07/15/20 (b)(c)	1,000,000	1,031,608
Seagate Technology International
10.00%, 05/01/14 (b)(c)	500,000	590,000

		3,619,540

Transportation 0.3%
Burlington Northern Santa Fe Corp.
7.00%, 02/01/14 (b)	100,000	116,451
3.60%, 09/01/20 (b)	1,000,000	998,745
Union Pacific Corp.
5.75%, 11/15/17 (b)	200,000	229,959

		1,345,155

		61,889,027

Utilities 2.4%

Electric 0.8%
Dominion Resources, Inc.
4.75%, 12/15/10 (b)	425,000	425,445
Nevada Power Co.
6.50%, 04/15/12 (b)	1,000,000	1,069,683
7.13%, 03/15/19 (b)	500,000	609,208
Nisource Finance Corp.
10.75%, 03/15/16 (b)	400,000	529,263
Pacific Gas & Electric Co.
3.50%, 10/01/20 (b)	500,000	490,996
Southern Co.
2.38%, 09/15/15 (b)	500,000	503,083

		3,627,678

Natural Gas 1.6%
CenterPoint Energy Resources Corp.
6.00%, 05/15/18 (b)	708,000	807,237
Energy Transfer Partners LP
8.50%, 04/15/14 (b)	500,000	589,619
Enterprise Products Operating LLC
9.75%, 01/31/14 (b)	100,000	121,925
Ferrellgas Partners LP
9.13%, 10/01/17 (b)	1,000,000	1,105,000
Kinder Morgan Energy Partners LP
5.63%, 02/15/15 (b)	300,000	334,419
Kinder Morgan Finance
5.35%, 01/05/11 (b)	2,000,000	2,015,000
Plains All American Pipeline LP
3.95%, 09/15/15 (b)	1,150,000	1,203,792
TransCanada PipeLines Ltd.
3.40%, 06/01/15 (b)	500,000	530,211
Williams Partners LP
4.13%, 11/15/20 (b)	1,000,000	986,731

		7,693,934

		11,321,612

Total Corporate Bonds
(Cost $117,198,392)		122,297,511

Asset-Backed Obligations 2.7% of net assets

ACE Securities Corp.
Series 2003-HS1 Class M3
4.00%, 12/27/10, 06/25/33 (a)(b)	1,500,000	1,005,192
Ameriquest Mortgage Securities, Inc.
Series 2003-11 Class M5
3.50%, 12/27/10, 01/25/34 (a)(b)	104,475	24,762
Amortizing Residential Collateral Trust
Series 2002-BC7 Class M1
1.05%, 12/27/10, 10/25/32 (a)(b)	449,969	327,457
Asset Backed Funding Certificates
Series 2005-HE1 Class M2
0.69%, 12/27/10, 03/25/35 (a)(b)	400,000	236,433
Bear Stearns Asset Backed Securities
Series 2005-HE3 Class M1
0.68%, 12/27/10, 03/25/35 (a)(b)	17,290	17,214
Citigroup Mortgage Loan Trust, Inc.
Series 2004-OPTI Class M5
1.30%, 12/27/10, 10/25/34 (a)(b)	1,041,427	611,897
Series 2004-OPTI Class M6
1.33%, 12/27/10, 10/25/34 (a)(b)	1,463,386	418,992
Countrywide Loan
Series 2002-3 Class M2
2.28%, 12/27/10, 01/25/32 (a)(b)	155,143	61,843
First Franklin Mortgage Loan
Series 2002-FF1 Class M1
1.30%, 12/27/10, 04/25/32 (a)(b)	1,051,044	464,749
Long Beach Mortgage Loan Trust
Series 2004-1 Class M6
2.35%, 12/27/10, 02/25/34 (a)(b)	529,410	301,365
Series 2004-2 Class M2
1.33%, 12/27/10, 06/25/34 (a)(b)	522,581	372,533
Morgan Stanley ABS Capital I
Series 2004-NC8 Class M4
1.25%, 12/27/10, 09/25/34 (a)(b)	274,900	155,120
Morgan Stanley Dean Witter Capital I
Series 2002-AM3 Class M2
3.25%, 12/27/10, 02/25/33 (a)(b)	880,383	592,539
Option One Mortgage Loan Trust
Series 2002-1 Class M1
1.38%, 12/27/10, 02/25/32 (a)(b)	83,727	65,056
Series 2002-4 Class M2
1.95%, 12/27/10, 07/25/32 (a)(b)	291,112	269,065
Series 2003-2 Class M1
1.23%, 12/27/10, 04/25/33 (a)(b)	1,240,242	684,050
Series 2005-1 Class M2
0.79%, 12/27/10, 02/25/35 (a)(b)	1,273,105	411,545
Park Place Securities, Inc.
Series 2004-WCW1 Class M1
0.88%, 12/27/10, 09/25/34 (a)(b)	1,728,758	1,705,465

 3

 Schwab® Premier Income Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Dates*	($)	($)
Series 2004-MHQ1 Class M1
0.95%, 12/27/10, 12/25/34 (a)(b)	834,580	822,914
Series 2005-WLL1 Class M1
0.67%, 12/27/10, 03/25/35 (a)(b)	2,000,000	1,945,176
Structured Asset Securities Corp.
Series 1998-2 Class M1
1.35%, 12/27/10, 02/25/28 (a)(b)	840,101	812,991
Series 2005-2XS Class 1A5A
4.72%, 12/01/10, 02/25/35 (a)(b)	1,659,291	1,468,180

Total Asset-Backed Obligations
(Cost $12,902,268)		12,774,538

Mortgage-Backed Securities 39.6% of net assets

Collateralized Mortgage Obligations 5.1%
ABN Amro Mortgage Corp.
Series 2003-2 Class 2A1
0.76%, 12/01/10, 03/25/18 (a)(b)	2,323,291	2,270,090
Series 2003-9 Class A1
4.50%, 08/25/18 (b)	161,273	165,634
Banc of America Alternative Loan Trust
Series 2005-2 Class CB
5.50%, 03/25/35 (b)(e)	5,597,573	1,293,810
Series 2005-5 Class CB
5.50%, 06/25/35 (b)(e)	3,037,236	579,233
Banc of America Mortgage Securities, Inc.
Series 2004-4 Class 2A1
5.50%, 05/25/34 (b)	650,982	650,995
Chase Mortgage Finance Corp.
Series 2003-S13 Class A16
5.00%, 11/25/33 (b)	1,787,747	1,856,446
Countrywide Alternative Loan Trust
Series 2004-29CB Class A6
4.00%, 01/25/35 (b)	37,574	37,502
CS First Boston Mortgage Securities Corp.
Series 2003-23 Class 7A1
5.00%, 09/25/18 (b)	2,488,390	2,550,268
Series 2004-7 Class 6A1
5.25%, 10/25/19 (b)	2,253,103	2,340,842
Series 2004-1 Class 1A1
5.75%, 02/25/34 (b)	520,136	535,952
GSAA Home Equity Trust
Series 2004-NC1 Class AF6
4.76%, 12/01/10, 11/25/33 (a)(b)	1,493,187	1,478,752
Impac CMB Trust
Series 2004-5 Class 1A1
0.97%, 12/27/10, 10/25/34 (a)(b)	411,789	382,651
MASTR Asset Securitization Trust
Series 2003-6 Class 9A1
4.25%, 07/25/33 (b)	83,139	83,204
Series 2003-10 Class 3A1
5.50%, 11/25/33 (b)	1,053,124	1,098,045
Series 2003-11 Class 6A8
0.75%, 12/25/10, 12/25/33 (a)(b)	490,032	466,678
Residential Accredit Loans, Inc.
Series 2002-QS18 Class M1
5.50%, 12/25/17 (b)	160,603	125,679
Series 2003-QS1 Class A2
5.75%, 01/25/33 (b)	450,746	462,083
Residential Asset Securitization Trust
Series 2003-A1 Class A1
4.25%, 03/25/33 (b)	985,182	1,016,538
Structured Asset Securities Corp.
Series 2004-3 Class 3A1
5.50%, 03/25/19 (b)	282,348	291,927
Series 2005-6 Class 4A1
5.00%, 05/25/35 (b)	1,467,876	1,439,330
WAMU Mortgage Pass-Through Certificates
Series 2003-S10 Class A5
5.00%, 10/25/18 (b)	299,862	305,304
Series 2003-S9 Class A6
5.25%, 10/25/33 (b)	3,000,000	3,053,616
Series 2004-S3 Class 1A1
5.00%, 07/25/34 (b)	1,400,430	1,428,829

		23,913,408

U.S. Government Agency Mortgages 34.5%
Fannie Mae
4.86%, 11/01/12	371,921	384,087
6.00%, 02/01/15 to 07/01/37	15,612,661	17,079,510
9.75%, 07/01/16	3,024	3,340
7.00%, 11/15/16 to 01/01/35	801,156	913,358
4.50%, 08/01/18 to 09/01/19	713,799	751,916
6.50%, 12/01/19 to 08/01/26	782,176	862,342
4.50%, 11/01/20 (e)	6,957,235	729,803
5.50%, 10/01/22 to 05/01/27	5,973,219	6,514,785
5.00%, 08/01/23 to 07/01/35	10,507,725	11,235,220
Fannie Mae TBA
4.00%, 12/01/25 to 12/01/40	16,000,000	16,277,027
3.50%, 12/01/40	500,000	511,485
4.50%, 12/01/40	1,500,000	1,561,875
5.00%, 12/01/40	1,000,000	1,060,469
5.50%, 12/01/40	500,000	537,500
6.00%, 12/01/40	500,000	544,141
Freddie Mac
3.50%, 05/01/11	17,325	17,485
4.50%, 01/01/13 to 06/01/19	214,670	227,127
6.50%, 10/01/13 to 04/01/26	1,254,393	1,381,143
6.00%, 06/01/16 to 08/01/22	679,671	750,031
5.50%, 02/01/23 to 10/01/33	17,134,540	18,505,106
5.00%, 12/15/23 to 08/15/27 (b)	3,714,239	3,778,998
5.00%, 01/01/24	1,499,532	1,598,080
5.50%, 05/15/26 (b)	18,862	18,905
4.00%, 10/01/40	1,778,963	1,805,833
Freddie Mac TBA
4.00%, 12/01/40	3,000,000	3,041,250
4.50%, 12/01/40	1,000,000	1,038,594
6.00%, 12/01/40	1,000,000	1,084,375
Ginnie Mae
7.63%, 08/15/28	179,785	211,373
7.38%, 09/15/28 to 02/15/30	462,929	533,903
7.13%, 02/15/29 to 03/15/29	289,864	332,105
7.00%, 04/15/29 to 05/15/29	373,243	430,822
7.25%, 04/15/29	91,099	104,775
5.50%, 02/15/33 to 08/20/34	20,063,064	21,918,938
5.00%, 02/20/33 to 11/15/34	28,244,348	30,444,214
4.00%, 11/15/40	5,000,000	5,137,109
Ginnie Mae TBA
4.00%, 12/01/40	8,000,000	8,203,752
4.50%, 12/01/40	2,000,000	2,101,250
5.00%, 12/01/40	500,000	535,703

		162,167,729

Total Mortgage-Backed Securities
(Cost $182,667,836)		186,081,137

4

 Schwab® Premier Income Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Dates*	($)	($)

Commercial Mortgage Backed Securities 2.8% of net assets

Banc of America Commercial Mortgage, Inc.
Series 2006-1 Class A2
5.33%, 12/01/10, 09/10/45 (a)(b)	605,000	607,322
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10 Class A4
5.41%, 12/01/10, 12/11/40 (a)(b)	3,230,000	3,509,987
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1 Class A3
5.40%, 12/01/10, 07/15/44 (a)(b)	2,905,000	3,132,755
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9 Class A4
5.44%, 03/10/39 (b)	2,050,000	2,147,768
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-LDP9 Class A2S
5.30%, 05/15/47 (b)	94,000	95,723
Series 2007-LD12 Class A2
5.83%, 02/15/51 (b)	550,000	572,633
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2003-ML1A Class A1
3.97%, 03/12/39 (b)	121,998	125,128
Series 2005-LDP5 Class A2
5.20%, 12/15/44 (b)	1,875,000	1,960,484
LB-UBS Commercial Mortgage Trust
Series 2006-C3 Class A3
5.69%, 12/11/10, 03/15/32 (a)(b)	760,000	804,962

Total Commercial Mortgage Backed Securities
(Cost $11,845,796)		12,956,762

U.S. Government and Government Agencies 23.5% of net assets

U.S. Government Agency Guaranteed 0.9%
Bank of America Corp., (FDIC Insured)
2.10%, 04/30/12 (d)	4,000,000	4,088,688

U.S. Government Agency Securities 4.7%
Fannie Mae
1.50%, 09/25/12 (b)	5,000,000	5,016,405
2.63%, 11/20/14	1,000,000	1,053,675
1.63%, 10/26/15	7,000,000	6,999,825
Federal Farm Credit Bank
1.38%, 06/25/13	3,000,000	3,053,415
3.00%, 09/22/14	1,000,000	1,066,292
Freddie Mac
1.75%, 09/10/15	5,000,000	5,025,780

		22,215,392

U.S. Treasury Obligations 17.9%
U.S. Treasury Notes
2.63%, 07/31/14	4,000,000	4,238,752
2.38%, 09/30/14	1,850,000	1,943,656
2.38%, 10/31/14	4,000,000	4,202,500
1.75%, 07/31/15	2,250,000	2,291,301
1.25%, 09/30/15	12,650,000	12,562,045
3.25%, 07/31/16	5,650,000	6,131,131
3.25%, 12/31/16	15,000,000	16,212,900
2.38%, 07/31/17	15,300,000	15,617,949
1.88%, 10/31/17	3,000,000	2,951,955
3.63%, 02/15/20	2,275,000	2,458,599
3.50%, 05/15/20	10,000,000	10,676,560
2.63%, 08/15/20	3,750,000	3,708,398
2.63%, 11/15/20	1,250,000	1,231,836

		84,227,582

Total U.S. Government and Government Agencies
(Cost $107,926,879)		110,531,662

Foreign Securities 0.3% of net assets

Foreign Agencies 0.2%

Mexico 0.2%
Petroleos Mexicanos
4.88%, 03/15/15 (b)	500,000	538,750
5.50%, 01/21/21 (b)	500,000	525,000

		1,063,750

Foreign Local Government 0.1%

Canada 0.1%
Province of British Columbia Canada
2.85%, 06/15/15	500,000	526,371

Total Foreign Securities
(Cost $1,491,930)		1,590,121

	Number	Value
Security	of Shares	($)

Preferred Stock 0.9% of net assets

Industrial 0.3%
HJ Heinz Finance Co. (c)	15	1,612,031

Insurance 0.6%
Lincoln National Capital VI (b)	111,738	2,824,737

Total Preferred Stock
(Cost $4,364,272)		4,436,768

Other Investment Company 9.7% of net assets

Money Fund 9.7%
State Street Institutional Liquid Reserves Fund - Institutional Class	45,366,136	45,366,136

Total Other Investment Company
(Cost $45,366,136)		45,366,136

	Face
Issuer	Amount	Value
Rate, Maturity Date*	($)	($)

Short-Term Investments 0.1% of net assets

U.S. Treasury Obligations 0.1%
U.S. Treasury Bills
0.18%, 12/23/10	150,000	149,984

 5

 Schwab® Premier Income Fund

Portfolio Holdings (Unaudited) continued

	Face
Issuer	Amount	Value
Rate, Maturity Date*	($)	($)
0.21%, 12/30/10	100,000	99,983

Total Short-Term Investments
(Cost $249,967)		249,967

End of Investments.

At 11/30/10, the tax basis cost of the fund’s investments was $484,092,782 and the unrealized appreciation and depreciation were $15,327,435 and ($3,135,615), respectively, with a net unrealized appreciation of $12,191,820.

*	For variable-rate obligations the first maturity date shown is the next interest rate change date. The second maturity date shown is the final legal maturity.
(a)	Variable-rate security.
(b)	Callable security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $14,556,115 or 3.1% of net assets.
(d)	This debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program, and the FDIC has stated that this debt is backed by the full faith and credit of the United States.
(e)	Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

6

 Schwab® Premier Income Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of November 30, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Corporate Bonds(a)	$—	$114,653,371	$—	$114,653,371
Industrial
Capital Goods	—	6,360,584	1,283,556	7,644,140
Asset-Backed Obligations	—	12,774,538	—	12,774,538
Mortgage-Backed Securities(a)	—	186,081,137	—	186,081,137
Commercial Mortgage Backed Securities	—	12,956,762	—	12,956,762
U.S. Government and Government Agencies(a)	—	110,531,662	—	110,531,662
Foreign Securities(a)	—	1,590,121	—	1,590,121
Preferred Stock(a)	4,436,768	—	—	4,436,768
Other Investment Company(a)	45,366,136	—	—	45,366,136
Short-Term Investments(a)	—	249,967	—	249,967

Total	$49,802,904	$445,198,142	$1,283,556	$496,284,602

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance			Change in				Balance
	as of	Accrued	Realized	Unrealized	Net	Gross	Gross	as of
	August 31,	Discounts	Gain	Gains	Purchases	Transfers	Transfers	November 30,
Investments in Securities	2010	(Premiums)	(Loss)	(Losses)	(Sales)	In	Out	2010

Corporate Bonds Industrial	$4,079,607	($11,736)	($63,241)	$64,627	($2,785,701)	$—	$—	$1,283,556

Total	$4,079,607	($11,736)	($63,241)	$64,627	($2,785,701)	$—	$—	$1,283,556

The fund entered into U.S. Treasury futures contracts (“futures”) during the period ended November 30, 2010. The fund invested in futures to help manage the effects of interest rate changes. The primary risk associated with investing in futures is interest rate risk.

REG46020NOV10

 7

Schwab Investments
Schwab Total Bond Market Fund™

Portfolio Holdings As of November 30, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the first maturity date shown is the next interest rate change date. The second maturity date shown is the final legal maturity.

			Cost	Value
Holdings by Category			($)	($)

32.6%		Mortgage-Backed Securities	290,556,263	303,496,919
18.3%		Corporate Bonds	159,428,888	170,849,394
40.6%		U.S. Government and Government Agencies	364,164,339	378,449,278
2.9%		Commercial Mortgage Backed Securities	24,352,330	27,387,047
0.3%		Asset-Backed Obligations	2,651,511	2,794,306
3.9%		Foreign Securities	34,507,466	36,173,343
0.8%		Municipal Bonds	7,413,029	7,213,842
3.7%		Other Investment Company	34,285,190	34,285,190

103.1%		Total Investments	917,359,016	960,649,319
(0	.1)%	Short Sales	(558,281)	(562,852)
(3	.1)%	Other Assets and Liabilities, Net		(28,602,663)

100.0%		Net Assets		931,483,804

	Face
Security	Amount	Value
Rate, Maturity Dates*	($)	($)

Mortgage-Backed Securities 32.6% of net assets

U.S. Government Agency Mortgages 32.6%
Fannie Mae
5.50%, 12/01/13 to 03/01/35 (f)	19,655,966	21,379,424
5.00%, 12/01/17 to 12/01/39	23,379,616	24,911,775
4.50%, 04/01/18 to 12/01/39	33,546,501	35,090,888
4.00%, 07/01/18 (f)	1,395,433	1,470,292
4.00%, 06/01/19 to 04/01/39	14,527,403	14,901,248
5.00%, 07/01/23 to 06/01/36 (f)	9,044,524	9,640,391
5.50%, 12/01/23 to 09/01/38	22,372,901	24,126,048
6.00%, 09/01/24 to 12/01/37	20,219,405	22,142,178
6.50%, 08/01/26 to 11/01/37	5,070,933	5,669,815
6.50%, 02/01/32 to 11/01/37 (f)	2,965,325	3,344,964
2.18%, 01/01/11, 03/01/34 (a)	1,347,914	1,399,160
2.40%, 01/01/11, 03/01/35 (a)	790,033	816,384
3.55%, 01/01/11, 08/01/35 (a)(f)	3,330,279	3,410,191
7.00%, 04/01/37	2,034,222	2,311,062
Fannie Mae TBA
3.50%, 12/01/40	3,000,000	3,049,141
4.00%, 12/01/40	7,000,000	7,171,794
4.50%, 12/01/40	3,000,000	3,123,750
5.00%, 12/01/40	1,000,000	1,060,469
6.00%, 12/01/40	500,000	544,141
Freddie Mac
6.00%, 04/01/15 to 12/01/32 (f)	2,712,205	2,977,375
4.50%, 05/01/19 to 02/01/40	16,559,240	17,359,282
5.00%, 06/01/23 to 04/01/40	15,703,596	16,643,537
4.00%, 07/01/24 to 09/01/39	5,316,277	5,494,602
6.00%, 05/01/32 to 10/01/38	3,608,580	3,946,646
5.51%, 01/01/11, 05/01/37 (a)	1,496,548	1,586,877
5.40%, 01/01/11, 11/01/37 (a)	2,881,157	3,044,793
5.50%, 10/01/38 to 10/01/39	1,740,810	1,870,751
Freddie Mac TBA
4.00%, 12/01/40	1,500,000	1,520,625
4.50%, 12/01/40	3,000,000	3,115,782
5.00%, 12/01/40	500,000	528,594
Ginnie Mae
5.00%, 10/20/21 to 08/20/40	13,726,663	14,792,029
4.50%, 05/15/24 to 02/20/40	13,173,663	13,883,335
7.50%, 03/15/32 (f)	436,809	506,571
6.00%, 05/15/32 to 08/15/38	4,323,812	4,800,241
5.50%, 04/15/33 to 11/15/38	8,254,284	8,985,484
7.00%, 06/15/33 (f)	418,014	486,008
6.50%, 10/20/37 to 08/15/39	2,040,946	2,299,418
4.00%, 06/20/39 to 07/20/39	1,372,050	1,410,058
Ginnie Mae TBA
4.00%, 12/01/40	2,000,000	2,050,938
4.50%, 12/01/40	5,500,000	5,778,437
5.00%, 12/01/40	3,500,000	3,749,921
6.00%, 12/01/40	1,000,000	1,102,500

Total Mortgage-Backed Securities
(Cost $290,556,263)		303,496,919

Corporate Bonds 18.3% of net assets

Finance 6.5%

Banking 4.3%
American Express Bank
7.00%, 03/19/18	450,000	534,096
American Express Bank FSB
5.50%, 04/16/13	750,000	810,750
Bank of America Corp.
4.50%, 04/01/15	400,000	410,546
5.63%, 10/14/16	500,000	524,209
6.00%, 10/15/36	1,500,000	1,410,990
Barclays Bank PLC
5.45%, 09/12/12	200,000	215,446
5.00%, 09/22/16	650,000	697,437
5.14%, 10/14/20	500,000	460,590
BB&T Capital Trust IV
6.82%, 06/12/37, 06/12/77 (a)(b)	700,000	693,875
Bear Stearns & Co., Inc.
5.70%, 11/15/14	500,000	556,945
Capital One Financial Corp.
6.15%, 09/01/16	250,000	274,882
Citigroup, Inc.
6.38%, 08/12/14	1,750,000	1,940,011
6.00%, 08/15/17	2,000,000	2,164,940
8.50%, 05/22/19	200,000	245,286

 1

 Schwab Total Bond Market Fund™

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Dates*	($)	($)
Countrywide Financial Corp.
6.25%, 05/15/16	1,000,000	1,043,183
Credit Suisse USA, Inc.
5.50%, 05/01/14	1,500,000	1,664,214
5.30%, 08/13/19	750,000	805,903
Deutsche Bank AG
3.88%, 08/18/14	1,000,000	1,063,592
Goldman Sachs Capital II
5.79%, 06/01/12, 06/01/43 (a)(b)	1,500,000	1,275,000
HSBC Bank USA
5.88%, 11/01/34	1,000,000	994,954
JPMorgan Chase & Co.
5.38%, 10/01/12	1,600,000	1,718,789
6.00%, 01/15/18	350,000	395,139
4.25%, 10/15/20	1,750,000	1,713,512
5.50%, 10/15/40	250,000	250,901
Merrill Lynch & Co., Inc.
5.45%, 02/05/13	2,000,000	2,106,426
Morgan Stanley
6.60%, 04/01/12 (b)	200,000	214,033
4.75%, 04/01/14	1,200,000	1,247,725
3.45%, 11/02/15	500,000	491,256
5.45%, 01/09/17 (b)	750,000	787,044
7.30%, 05/13/19 (b)	500,000	562,966
7.25%, 04/01/32 (b)	100,000	115,381
PNC Funding Corp.
4.25%, 09/21/15	600,000	640,942
Rabobank Nederland
2.13%, 10/13/15	200,000	197,441
Royal Bank of Canada
2.63%, 12/15/15	650,000	669,736
Royal Bank of Scotland Group PLC
5.05%, 01/08/15	1,000,000	987,668
The Bank of New York Mellon Corp.
2.95%, 06/18/15	500,000	518,022
The Goldman Sachs Group, Inc.
3.70%, 08/01/15	1,350,000	1,380,629
5.63%, 01/15/17	250,000	263,569
5.95%, 01/15/27 (b)	750,000	740,390
6.75%, 10/01/37 (b)	600,000	604,012
UBS AG
3.88%, 01/15/15	950,000	998,258
US Bancorp
2.00%, 06/14/13	500,000	511,090
US Bank NA
6.30%, 02/04/14	500,000	567,127
Wachovia Bank NA
4.88%, 02/01/15	500,000	536,701
Wells Fargo & Co.
4.38%, 01/31/13	1,000,000	1,063,979
5.63%, 12/11/17	1,500,000	1,684,159
Wells Fargo Capital X
5.95%, 12/15/36 (b)	450,000	441,553
Westpac Banking Corp.
2.10%, 08/02/13	300,000	305,644
4.20%, 02/27/15	550,000	588,967

		40,089,908

Brokerage 0.1%
BlackRock, Inc.
5.00%, 12/10/19 (b)	250,000	268,436
Jefferies Group, Inc.
5.50%, 03/15/16 (b)	250,000	263,432
Nomura Holdings, Inc.
5.00%, 03/04/15	100,000	105,720
6.70%, 03/04/20	100,000	109,971
TD Ameritrade Holding Co.
4.15%, 12/01/14 (b)	350,000	367,532

		1,115,091

Finance Company 0.7%
General Electric Capital Corp.
1.88%, 09/16/13	1,500,000	1,507,657
5.00%, 01/08/16	750,000	815,755
5.40%, 02/15/17	500,000	547,262
5.63%, 05/01/18	650,000	709,805
4.38%, 09/16/20	1,000,000	979,527
6.75%, 03/15/32 (b)	500,000	546,906
6.88%, 01/10/39	200,000	222,878
HSBC Finance Capital Trust IX
5.91%, 11/30/15, 11/30/35 (a)(b)	500,000	465,500
HSBC Finance Corp.
7.00%, 05/15/12	300,000	322,568
4.75%, 07/15/13	500,000	529,674
5.00%, 06/30/15	150,000	162,525

		6,810,057

Insurance 1.1%
ACE INA Holdings, Inc.
5.90%, 06/15/19 (b)	100,000	113,873
Aetna, Inc.
3.95%, 09/01/20 (b)	650,000	646,692
American International Group, Inc.
5.60%, 10/18/16	1,000,000	1,012,500
Berkshire Hathaway, Inc.
3.20%, 02/11/15 (b)	1,600,000	1,678,926
Chubb Corp.
6.00%, 05/11/37 (b)	495,000	538,376
CIGNA Corp.
6.35%, 03/15/18 (b)	550,000	637,233
CNA Financial Corp.
7.35%, 11/15/19 (b)	700,000	785,217
Genworth Financial, Inc.
8.63%, 12/15/16	250,000	278,369
Lincoln National Corp.
6.25%, 02/15/20 (b)	150,000	167,046
MetLife, Inc.
6.82%, 08/15/18 (b)	700,000	829,261
4.75%, 02/08/21 (b)	100,000	104,132
Protective Life Corp.
7.38%, 10/15/19 (b)	500,000	560,809
Prudential Financial, Inc.
4.75%, 09/17/15	850,000	920,089
6.63%, 12/01/37	150,000	163,842
The Allstate Corp.
7.45%, 05/16/19 (b)	500,000	620,975
Travelers Co., Inc.
5.90%, 06/02/19 (b)	400,000	463,344
UnitedHealth Group, Inc.
5.80%, 03/15/36 (b)	250,000	253,470

		9,774,154

Other Financial 0.0%
CME Group, Inc.
5.40%, 08/01/13 (b)	350,000	388,653

Real Estate Investment Trust 0.3%
Duke Realty LP
5.95%, 02/15/17 (b)	500,000	533,509
HCP, Inc.
6.70%, 01/30/18 (b)	500,000	552,561

2

 Schwab Total Bond Market Fund™

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Dates*	($)	($)
Kimco Realty Corp.
4.30%, 02/01/18 (b)	250,000	254,040
Regency Centers LP
4.80%, 04/15/21 (b)	100,000	99,509
Simon Property Group LP
5.75%, 12/01/15 (b)(f)	850,000	968,851

		2,408,470

		60,586,333

Industrial 9.7%

Basic Industry 0.9%
Alcoa, Inc.
5.55%, 02/01/17 (b)	500,000	520,862
ArcelorMittal
7.00%, 10/15/39 (b)	600,000	608,987
Barrick Gold Corp.
6.95%, 04/01/19 (b)	500,000	625,291
BHP Billiton Finance (USA) Ltd.
5.50%, 04/01/14	700,000	784,832
Cliffs Natural Resources, Inc.
4.80%, 10/01/20 (b)	250,000	250,075
6.25%, 10/01/40 (b)	250,000	239,398
EI Du Pont de Nemours & Co.
4.75%, 03/15/15 (b)	900,000	1,006,390
International Paper Co.
7.30%, 11/15/39 (b)	500,000	561,450
Lubrizol Corp.
8.88%, 02/01/19 (b)	200,000	254,866
Nucor Corp.
5.75%, 12/01/17 (b)	750,000	873,243
Potash Corp. of Saskatchewan, Inc.
6.50%, 05/15/19	375,000	445,498
Praxair, Inc.
4.38%, 03/31/14 (b)	350,000	382,851
Rio Tinto Finance (USA) Ltd.
3.50%, 11/02/20 (b)	550,000	535,132
The Dow Chemical Co.
5.90%, 02/15/15 (b)	100,000	112,262
8.55%, 05/15/19 (b)	650,000	822,061
9.40%, 05/15/39 (b)	100,000	141,208
Vale Overseas Ltd.
6.25%, 01/23/17 (b)	100,000	113,869
6.88%, 11/10/39 (b)	400,000	446,683

		8,724,958

Capital Goods 0.9%
Allied Waste North America, Inc.
6.88%, 06/01/17 (b)	500,000	555,108
Boeing Capital Corp.
3.25%, 10/27/14 (b)	550,000	583,270
Boeing Co.
6.88%, 03/15/39 (b)	200,000	248,798
Caterpillar Financial Services Corp.
5.85%, 09/01/17	1,000,000	1,157,803
CRH America, Inc.
5.30%, 10/15/13 (b)	700,000	750,610
General Electric Co.
5.00%, 02/01/13	500,000	537,971
5.25%, 12/06/17	1,000,000	1,095,913
Honeywell International, Inc.
5.00%, 02/15/19 (b)	525,000	596,105
John Deere Capital Corp.
4.90%, 09/09/13 (f)	500,000	549,997
L-3 Communications Corp.
4.75%, 07/15/20 (b)	150,000	155,384
Lockheed Martin Corp.
4.25%, 11/15/19 (b)	250,000	266,019
5.50%, 11/15/39 (b)	100,000	104,078
Raytheon Co.
3.13%, 10/15/20 (b)	250,000	239,904
4.88%, 10/15/40 (b)	250,000	244,221
Tyco International Finance S.A.
8.50%, 01/15/19 (b)	200,000	262,328
United Technologies Corp.
6.13%, 02/01/19 (b)	500,000	606,960
5.70%, 04/15/40 (b)	300,000	334,183
Waste Management Inc.
7.00%, 07/15/28 (b)	100,000	118,095

		8,406,747

Communications 2.0%
America Movil, S.A.B. de CV
5.00%, 10/16/19 (b)(c)	500,000	533,934
AT&T Corp.
8.00%, 11/15/31 (b)	950,000	1,220,864
AT&T, Inc.
4.95%, 01/15/13 (b)	1,250,000	1,346,899
2.50%, 08/15/15 (b)	250,000	252,903
CBS Corp.
5.75%, 04/15/20 (b)	350,000	379,636
7.88%, 07/30/30 (b)	225,000	263,334
Cellco Partnership / Verizon Wireless
5.55%, 02/01/14 (b)	550,000	614,203
Comcast Cable Communications Holdings
8.38%, 03/15/13	150,000	172,551
Comcast Corp.
5.70%, 05/15/18 (b)	850,000	959,204
6.50%, 11/15/35 (b)	750,000	811,561
DIRECTV Holdings LLC
6.38%, 06/15/15 (b)	500,000	520,000
Discovery Communications, Inc.
5.63%, 08/15/19 (b)	500,000	565,251
France Telecom S.A.
4.38%, 07/08/14 (b)	1,500,000	1,631,856
Grupo Televisa S.A.
6.63%, 03/18/25 (b)	500,000	579,497
NBC Universal, Inc.
3.65%, 04/30/15 (b)(c)	400,000	419,337
5.95%, 04/01/41 (b)(c)	150,000	153,724
New Cingular Wireless Services, Inc.
8.75%, 03/01/31 (b)	500,000	694,647
News America Holdings, Inc.
9.25%, 02/01/13	250,000	290,422
News America, Inc.
6.15%, 03/01/37 (b)	650,000	684,479
Pacific Bell Telephone Co.
7.13%, 03/15/26	1,500,000	1,779,070
Telecom Italia Capital S.A.
7.18%, 06/18/19 (b)	500,000	564,087
Time Warner Cable, Inc.
5.85%, 05/01/17 (b)	500,000	571,874
8.25%, 04/01/19 (b)	350,000	446,166
6.75%, 06/15/39 (b)	250,000	277,334
Verizon Communications, Inc.
8.75%, 11/01/18 (b)	1,350,000	1,823,761
Verizon Global Funding Corp.
5.85%, 09/15/35 (b)	500,000	524,940

 3

 Schwab Total Bond Market Fund™

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Dates*	($)	($)
Vodafone Group PLC
4.63%, 07/15/18 (b)	950,000	1,022,856

		19,104,390

Consumer Cyclical 1.0%
CVS Caremark Corp.
3.25%, 05/18/15 (b)	500,000	519,261
4.75%, 05/18/20 (b)	500,000	540,119
Expedia, Inc.
5.95%, 08/15/20 (b)(c)	350,000	356,125
Historic TW, Inc.
6.88%, 06/15/18	500,000	602,074
Home Depot, Inc.
5.88%, 12/16/36 (b)	500,000	525,420
Lowe’s Cos, Inc.
3.75%, 04/15/21 (b)	750,000	758,702
McDonald’s Corp.
5.00%, 02/01/19 (b)	500,000	568,596
6.30%, 03/01/38 (b)	100,000	119,304
MDC Holdings, Inc.
5.50%, 05/15/13 (b)	150,000	154,916
PACCAR, Inc.
6.88%, 02/15/14 (b)	800,000	929,398
Target Corp.
3.88%, 07/15/20 (b)	700,000	719,816
6.35%, 11/01/32 (b)	250,000	285,388
The Walt Disney Co.
5.63%, 09/15/16 (b)	500,000	594,331
Viacom, Inc.
6.88%, 04/30/36 (b)	800,000	919,510
Wal-Mart Stores, Inc.
4.55%, 05/01/13	850,000	924,642
6.20%, 04/15/38	250,000	290,928
Walgreen Co.
5.25%, 01/15/19 (b)	250,000	288,011

		9,096,541

Consumer Non-Cyclical 2.4%
Abbott Laboratories
4.13%, 05/27/20 (b)	500,000	529,381
6.00%, 04/01/39 (b)	250,000	287,428
Altria Group, Inc.
9.70%, 11/10/18	600,000	808,041
9.95%, 11/10/38	100,000	142,054
Amgen, Inc.
5.70%, 02/01/19 (b)	1,000,000	1,175,519
Anheuser-Busch Cos., Inc.
6.80%, 08/20/32 (b)	200,000	239,720
Anheuser-Busch InBev Worldwide, Inc.
3.00%, 10/15/12 (b)	1,200,000	1,243,358
Diageo Capital PLC
7.38%, 01/15/14 (b)	750,000	879,689
Express Scripts, Inc.
6.25%, 06/15/14 (b)	325,000	369,709
General Mills, Inc.
6.00%, 02/15/12 (b)	250,000	265,042
5.70%, 02/15/17 (b)	500,000	581,563
GlaxoSmithKline Capital, Inc.
4.85%, 05/15/13 (b)	550,000	601,544
6.38%, 05/15/38 (b)	100,000	120,322
Hospira, Inc.
5.60%, 09/15/40 (b)	700,000	698,423
Kimberly-Clark Corp.
7.50%, 11/01/18	375,000	485,434
Kraft Foods, Inc.
4.13%, 02/09/16	1,000,000	1,074,129
6.88%, 01/26/39	300,000	359,911
Lorillard Tobacco Co.
6.88%, 05/01/20	100,000	106,474
Mead Johnson Nutrition Co.
3.50%, 11/01/14 (b)	500,000	524,806
5.90%, 11/01/39 (b)	300,000	320,661
Medco Health Solutions, Inc.
6.13%, 03/15/13 (b)(f)	1,000,000	1,098,904
Merck & Co., Inc.
5.00%, 06/30/19 (b)	750,000	858,749
Novartis Capital Corp.
1.90%, 04/24/13 (b)	50,000	51,159
PepsiCo, Inc.
5.00%, 06/01/18	550,000	622,885
7.90%, 11/01/18 (b)	107,000	141,759
4.88%, 11/01/40 (b)	1,000,000	986,116
Pfizer, Inc.
5.35%, 03/15/15 (b)	950,000	1,087,767
7.20%, 03/15/39 (b)	500,000	665,986
Philip Morris International, Inc.
4.50%, 03/26/20	500,000	536,752
Procter & Gamble Co.
1.38%, 08/01/12 (b)	750,000	759,601
Reynolds American, Inc.
7.25%, 06/01/13 (b)	100,000	112,203
6.75%, 06/15/17 (b)	100,000	114,099
7.25%, 06/15/37 (b)	50,000	53,421
Safeway, Inc.
6.25%, 03/15/14 (b)	250,000	282,554
7.25%, 02/01/31 (b)	150,000	174,719
Teva Pharmaceutical Finance Co. LLC
5.55%, 02/01/16 (b)	350,000	403,427
6.15%, 02/01/36 (b)	650,000	740,144
The Coca-Cola Co.
3.15%, 11/15/20 (b)	1,000,000	973,668
The Kroger Co.
3.90%, 10/01/15 (b)	250,000	269,300
5.40%, 07/15/40 (b)	100,000	98,900
Watson Pharmaceuticals, Inc.
5.00%, 08/15/14 (b)	300,000	326,410
6.13%, 08/15/19 (b)	500,000	574,809
Zimmer Holdings, Inc.
5.75%, 11/30/39 (b)	400,000	422,517

		22,169,057

Energy 1.3%
Anadarko Petroleum Corp.
6.95%, 06/15/19 (b)	500,000	564,636
6.45%, 09/15/36 (b)	100,000	97,236
Apache Corp.
6.90%, 09/15/18 (b)	250,000	312,443
6.00%, 01/15/37 (b)	150,000	166,454
Baker Hughes, Inc.
6.50%, 11/15/13 (b)	200,000	230,225
7.50%, 11/15/18 (b)	400,000	515,307
BP Capital Markets PLC
5.25%, 11/07/13	700,000	761,528
Canadian Natural Resources Ltd.
5.70%, 05/15/17 (b)	425,000	493,183
ConocoPhillips
6.00%, 01/15/20 (b)	1,450,000	1,755,373
Devon Financing Corp ULC
7.88%, 09/30/31 (b)	200,000	263,997
EnCana Holdings Finance Corp.
5.80%, 05/01/14 (b)	500,000	562,550

4

 Schwab Total Bond Market Fund™

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Dates*	($)	($)
Hess Corp.
7.30%, 08/15/31 (b)	500,000	603,687
Marathon Oil Corp.
5.90%, 03/15/18 (b)	500,000	576,698
Nexen, Inc.
6.20%, 07/30/19 (b)	125,000	144,752
5.88%, 03/10/35 (b)	150,000	150,874
Noble Energy, Inc.
8.25%, 03/01/19 (b)	100,000	129,303
Occidental Petroleum Corp.
7.00%, 11/01/13 (b)	125,000	146,210
Shell International Finance BV
5.20%, 03/22/17 (b)	1,000,000	1,149,272
Statoil ASA
2.90%, 10/15/14 (b)	500,000	525,849
5.10%, 08/17/40 (b)	250,000	258,601
Suncor Energy, Inc.
6.50%, 06/15/38 (b)	500,000	553,067
Talisman Energy, Inc.
6.25%, 02/01/38 (b)	200,000	215,696
Total Capital S.A.
2.30%, 03/15/16 (b)	150,000	149,346
Transocean, Inc.
6.00%, 03/15/18 (b)	500,000	535,519
Valero Energy Corp.
6.13%, 06/15/17 (b)	250,000	274,941
10.50%, 03/15/39 (b)	200,000	271,639
Weatherford International Ltd.
5.13%, 09/15/20 (b)	250,000	254,607
6.75%, 09/15/40 (b)	300,000	314,068
XTO Energy, Inc.
6.75%, 08/01/37 (b)(f)	300,000	390,979

		12,368,040

Other Industrial 0.0%
Howard Hughes Medical Institute
3.45%, 09/01/14 (b)	100,000	107,265

Technology 0.8%
Agilent Technologies, Inc.
6.50%, 11/01/17 (b)	1,000,000	1,145,333
Cisco Systems, Inc.
5.50%, 02/22/16 (b)	500,000	584,461
4.45%, 01/15/20 (b)	500,000	541,863
Hewlett-Packard Co.
6.13%, 03/01/14 (b)	750,000	857,374
International Business Machines Corp.
7.63%, 10/15/18 (b)	1,000,000	1,315,267
Microsoft Corp.
3.00%, 10/01/20	350,000	343,401
4.50%, 10/01/40	200,000	191,594
Oracle Corp.
3.75%, 07/08/14 (b)	800,000	865,469
5.38%, 07/15/40 (b)(c)	350,000	363,784
Xerox Corp.
5.65%, 05/15/13 (b)(f)	500,000	544,320
6.35%, 05/15/18 (b)	400,000	466,479

		7,219,345

Transportation 0.4%
Burlington Northern Santa Fe Corp.
7.00%, 02/01/14 (b)	450,000	524,029
5.65%, 05/01/17 (b)	700,000	800,439
5.05%, 03/01/41 (b)	500,000	480,866
FedEx Corp.
8.00%, 01/15/19 (b)	200,000	254,729
Union Pacific Corp.
5.75%, 11/15/17 (b)	850,000	977,328
United Parcel Service, Inc.
6.20%, 01/15/38 (b)	400,000	477,199

		3,514,590

		90,710,933

Utilities 2.1%

Electric 1.5%
Appalachian Power Co.
7.95%, 01/15/20 (b)	600,000	780,061
Cons Edison Co. of New York, Inc.
5.30%, 03/01/35 (b)	500,000	506,873
Dominion Resources, Inc.
5.25%, 08/01/33 (b)	1,000,000	1,125,504
Duke Energy Carolinas LLC
4.30%, 06/15/20 (b)	500,000	535,533
6.45%, 10/15/32 (b)	350,000	402,764
Exelon Generation Co., LLC
5.20%, 10/01/19 (b)	900,000	974,737
Florida Power & Light Co.
6.20%, 06/01/36 (b)	450,000	521,668
Florida Power Corp.
4.55%, 04/01/20 (b)	750,000	814,044
Georgia Power Co.
4.75%, 09/01/40 (b)	150,000	142,458
National Rural Utilities Cooperative Finance Corp.
3.88%, 09/16/15 (b)	1,000,000	1,071,531
Nevada Power Co.
7.13%, 03/15/19 (b)	750,000	913,812
Nisource Finance Corp.
10.75%, 03/15/16 (b)	500,000	661,579
Ohio Edison Co.
8.25%, 10/15/38 (b)	500,000	665,730
Pacific Gas & Electric Co.
3.50%, 10/01/20 (b)	500,000	490,996
5.80%, 03/01/37 (b)	400,000	431,172
Pacificorp
6.00%, 01/15/39 (b)	1,000,000	1,132,110
PSEG Power LLC
5.13%, 04/15/20 (b)	650,000	700,307
San Diego Gas & Electric Co.
4.50%, 08/15/40 (b)	750,000	700,045
Southern California Edison Co.
5.75%, 03/15/14 (b)	700,000	794,031
4.50%, 09/01/40 (b)	375,000	347,252
Southern Co.
2.38%, 09/15/15 (b)	450,000	452,775

		14,164,982

Natural Gas 0.6%
Energy Transfer Partners LP
9.00%, 04/15/19 (b)	500,000	630,828
Enterprise Products Operating LP
6.30%, 09/15/17 (b)	650,000	744,303
Kinder Morgan Energy Partners LP
7.13%, 03/15/12 (b)	200,000	213,454
6.85%, 02/15/20 (b)	500,000	588,295
6.95%, 01/15/38 (b)	150,000	162,480
Plains All American Pipeline LP
3.95%, 09/15/15 (b)	250,000	261,694
Sempra Energy
6.15%, 06/15/18 (b)	700,000	823,418

 5

 Schwab Total Bond Market Fund™

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Dates*	($)	($)
Southern Natural Gas Co.
5.90%, 04/01/17 (b)(c)(f)	650,000	710,475
TransCanada PipeLines Ltd.
6.50%, 08/15/18 (b)	325,000	397,167
6.20%, 10/15/37 (b)	325,000	361,667
Williams Partners LP
4.13%, 11/15/20 (b)	500,000	493,365

		5,387,146

		19,552,128

Total Corporate Bonds
(Cost $159,428,888)		170,849,394

U.S. Government and Government Agencies 40.6% of net assets

U.S. Government Agency Guaranteed 1.0%
JPMorgan Chase & Co., (FDIC Insured)
3.13%, 12/01/11 (d)	3,500,000	3,595,508
Morgan Stanley, (FDIC Insured)
2.25%, 03/13/12 (d)	2,500,000	2,556,917
Wells Fargo & Co., (FDIC Insured)
3.00%, 12/09/11 (d)	3,250,000	3,335,836

		9,488,261

U.S. Government Agency Securities 6.3%
Fannie Mae
1.50%, 09/25/12 (b)	1,000,000	1,003,281
0.38%, 12/28/12	3,000,000	2,986,008
1.85%, 03/25/13 (b)	5,750,000	5,772,143
3.25%, 04/09/13	2,000,000	2,122,488
1.00%, 09/23/13	2,500,000	2,511,127
2.75%, 02/05/14	2,000,000	2,112,568
4.38%, 10/15/15 (f)	3,000,000	3,391,206
4.88%, 12/15/16	1,000,000	1,160,441
5.38%, 06/12/17	1,000,000	1,185,149
6.63%, 11/15/30 (f)	1,500,000	1,984,823
Federal Farm Credit Bank
0.79%, 09/27/12 (b)	750,000	750,203
4.50%, 10/17/12	1,000,000	1,073,419
4.88%, 01/17/17	500,000	577,444
Federal Home Loan Bank
1.00%, 12/28/11	1,500,000	1,508,771
1.13%, 05/18/12	2,000,000	2,018,186
1.75%, 08/22/12	1,000,000	1,020,641
1.85%, 12/21/12 (b)	1,000,000	1,000,644
3.38%, 02/27/13	1,000,000	1,060,263
3.63%, 10/18/13	1,500,000	1,616,544
5.50%, 08/13/14	1,000,000	1,160,284
5.38%, 05/18/16	1,000,000	1,185,063
5.00%, 11/17/17	1,000,000	1,169,630
5.50%, 07/15/36	500,000	583,033
Freddie Mac
1.13%, 12/15/11	1,000,000	1,006,989
2.13%, 09/21/12	3,000,000	3,084,174
1.80%, 02/25/13 (b)	2,000,000	2,005,726
1.63%, 04/15/13	1,000,000	1,021,730
3.75%, 06/28/13	2,000,000	2,156,732
1.40%, 11/18/13 (b)	2,000,000	2,010,984
3.00%, 07/28/14	2,500,000	2,678,595
4.75%, 11/17/15	2,000,000	2,295,286
4.88%, 06/13/18	1,000,000	1,154,049
6.25%, 07/15/32	1,000,000	1,285,777
Tennessee Valley Authority
4.65%, 06/15/35	1,000,000	1,024,081

		58,677,482

U.S. Treasury Obligations 33.3%
U.S. Treasury Bonds
7.25%, 05/15/16	1,000,000	1,296,719
6.25%, 08/15/23 (f)	1,000,000	1,314,219
6.00%, 02/15/26 (f)	5,500,000	7,113,045
6.13%, 11/15/27	1,000,000	1,315,156
5.50%, 08/15/28	1,000,000	1,233,906
5.25%, 11/15/28	1,000,000	1,201,094
5.25%, 02/15/29 (f)	4,250,000	5,103,986
6.25%, 05/15/30	1,000,000	1,344,844
5.38%, 02/15/31	2,000,000	2,441,876
4.50%, 02/15/36	4,400,000	4,754,750
4.75%, 02/15/37	850,000	953,195
5.00%, 05/15/37	1,000,000	1,164,219
4.38%, 02/15/38	1,000,000	1,054,063
4.50%, 05/15/38	1,000,000	1,074,844
3.50%, 02/15/39	1,000,000	898,906
4.25%, 05/15/39	1,500,000	1,540,313
4.50%, 08/15/39	800,000	856,000
4.63%, 02/15/40	2,500,000	2,730,860
4.38%, 05/15/40	1,750,000	1,833,398
3.88%, 08/15/40	4,750,000	4,564,455
U.S. Treasury Notes
1.13%, 12/15/11	2,000,000	2,016,720
1.00%, 12/31/11	3,900,000	3,928,490
0.88%, 01/31/12	7,500,000	7,547,752
1.38%, 02/15/12	3,000,000	3,037,968
4.88%, 02/15/12	2,000,000	2,109,844
1.38%, 03/15/12	2,000,000	2,027,500
1.00%, 03/31/12	1,500,000	1,513,241
1.38%, 04/15/12	6,700,000	6,795,790
1.00%, 04/30/12	1,500,000	1,513,704
1.38%, 05/15/12	5,000,000	5,073,245
1.88%, 06/15/12	2,000,000	2,045,938
1.75%, 08/15/12	1,250,000	1,278,370
4.38%, 08/15/12	2,000,000	2,135,548
0.38%, 08/31/12	2,500,000	2,498,145
1.38%, 09/15/12	5,000,000	5,083,790
1.38%, 10/15/12	4,900,000	4,985,177
3.88%, 10/31/12	2,000,000	2,132,110
1.38%, 11/15/12	4,400,000	4,477,862
4.00%, 11/15/12	1,000,000	1,069,961
1.13%, 12/15/12	9,500,000	9,623,205
1.38%, 01/15/13	2,300,000	2,342,587
1.38%, 02/15/13	4,500,000	4,584,726
3.88%, 02/15/13	1,000,000	1,074,922
1.38%, 03/15/13	10,700,000	10,904,755
2.50%, 03/31/13	1,000,000	1,046,250
1.75%, 04/15/13	4,850,000	4,987,527
3.13%, 04/30/13	1,000,000	1,062,578
1.38%, 05/15/13	575,000	586,411
3.50%, 05/31/13	1,000,000	1,073,672
3.38%, 06/30/13	1,000,000	1,071,719
1.00%, 07/15/13	1,000,000	1,010,787
3.38%, 07/31/13	2,000,000	2,148,282
0.75%, 08/15/13	3,750,000	3,763,478
4.25%, 08/15/13	2,000,000	2,195,312
3.13%, 08/31/13	2,000,000	2,136,562
0.75%, 09/15/13	4,500,000	4,513,009
3.13%, 09/30/13	2,000,000	2,138,750

6

 Schwab Total Bond Market Fund™

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Dates*	($)	($)
2.75%, 10/31/13	1,745,000	1,849,292
4.25%, 11/15/13	2,000,000	2,209,062
2.00%, 11/30/13	2,000,000	2,076,094
1.50%, 12/31/13	2,000,000	2,046,406
1.75%, 01/31/14	1,000,000	1,030,547
4.00%, 02/15/14	1,000,000	1,101,719
1.88%, 02/28/14	1,000,000	1,034,219
1.75%, 03/31/14	1,000,000	1,029,922
1.88%, 04/30/14	1,000,000	1,034,063
4.75%, 05/15/14	1,000,000	1,132,344
2.25%, 05/31/14	700,000	732,703
2.63%, 06/30/14	850,000	900,601
2.63%, 07/31/14	2,000,000	2,119,376
4.25%, 08/15/14	1,000,000	1,118,906
2.38%, 08/31/14	2,575,000	2,704,958
4.25%, 11/15/14	4,000,000	4,495,312
2.13%, 11/30/14	1,300,000	1,353,015
2.63%, 12/31/14	1,530,000	1,621,919
2.25%, 01/31/15	1,050,000	1,096,841
4.00%, 02/15/15	3,000,000	3,349,923
2.50%, 04/30/15	4,300,000	4,533,142
4.13%, 05/15/15	1,000,000	1,124,844
2.13%, 05/31/15	2,000,000	2,073,272
1.88%, 06/30/15	400,000	410,094
4.25%, 08/15/15	1,000,000	1,133,438
1.25%, 09/30/15	5,100,000	5,064,540
1.25%, 10/31/15	2,500,000	2,478,515
4.50%, 11/15/15	1,000,000	1,147,656
4.50%, 02/15/16	1,000,000	1,149,453
2.63%, 02/29/16	5,000,000	5,269,140
2.38%, 03/31/16	1,000,000	1,040,469
2.63%, 04/30/16	1,000,000	1,052,735
5.13%, 05/15/16	1,000,000	1,184,922
3.25%, 05/31/16	1,000,000	1,085,703
3.25%, 06/30/16	1,000,000	1,085,156
3.25%, 07/31/16	1,850,000	2,007,539
4.88%, 08/15/16	1,000,000	1,174,610
3.00%, 08/31/16	2,100,000	2,247,000
3.00%, 09/30/16	2,000,000	2,138,438
3.13%, 10/31/16	3,000,000	3,226,173
4.63%, 11/15/16	1,000,000	1,162,188
2.75%, 11/30/16	3,000,000	3,159,141
3.25%, 12/31/16	2,000,000	2,161,720
3.13%, 01/31/17	3,700,000	3,968,827
3.25%, 03/31/17	2,000,000	2,157,812
3.13%, 04/30/17	9,500,000	10,167,232
4.50%, 05/15/17	3,000,000	3,464,532
2.38%, 07/31/17	3,250,000	3,317,538
4.75%, 08/15/17	1,000,000	1,171,172
1.88%, 09/30/17	2,000,000	1,970,782
4.25%, 11/15/17	3,000,000	3,418,593
3.50%, 02/15/18	1,000,000	1,088,828
3.88%, 05/15/18	3,500,000	3,898,948
4.00%, 08/15/18	2,000,000	2,245,938
3.75%, 11/15/18	3,000,000	3,310,314
2.75%, 02/15/19	1,500,000	1,536,212
3.63%, 08/15/19	3,000,000	3,256,173
3.38%, 11/15/19	7,000,000	7,436,408
3.63%, 02/15/20	5,000,000	5,403,515
2.63%, 08/15/20	5,875,000	5,809,823
2.63%, 11/15/20	4,250,000	4,188,243

		310,283,535

Total U.S. Government and Government Agencies
(Cost $364,164,339)		378,449,278

Commercial Mortgage Backed Securities 2.9% of net assets

Banc of America Commercial Mortgage, Inc.
Series 2005-3 Class AJ
4.77%, 01/01/11, 07/10/43 (a)(b)	1,100,000	1,029,544
Series 2006-1 Class A2
5.33%, 09/10/45 (b)	4,000,000	4,015,350
Series 2006-3 Class AM
6.07%, 01/01/11, 07/10/44 (a)(b)	800,000	758,782
Series 2007-1 Class A4
5.45%, 01/15/49 (b)	1,700,000	1,789,986
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10 Class A4
5.41%, 12/11/40 (b)	4,000,000	4,346,732
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1 Class A3
5.40%, 01/01/11, 07/15/44 (a)(b)	3,500,000	3,774,403
Credit Suisse Mortgage Capital Certificates
Series 2006-C1 Class AM
5.69%, 01/01/11, 02/15/39 (a)(b)	650,000	660,314
Series 2007-C5 Class A3
5.69%, 01/01/11, 09/15/40 (a)(b)	315,000	331,111
GE Capital Commercial Mortgage Corp.
Series 2007-C1 Class AAB
5.48%, 12/10/49 (b)	135,000	143,491
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9 Class A4
5.44%, 03/10/39 (b)	2,500,000	2,619,230
GS Mortgage Securities Corp II
Series 2006-GG6 Class A4
5.55%, 01/01/11, 04/10/38 (a)(b)	1,100,000	1,177,484
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP5 Class AJ
5.48%, 01/01/11, 12/15/44 (a)(b)	1,025,000	1,005,928
Series 2006-LDP9 Class A2S
5.30%, 05/15/47 (b)	1,000,000	1,018,332
Series 2007-LD12 Class A2
5.83%, 02/15/51 (b)	75,000	78,086
Series 2007-LD12 Class A3
6.19%, 01/01/11, 02/15/51 (a)(b)	2,000,000	2,104,792
LB-UBS Commercial Mortgage Trust
Series 2005-C3 Class AJ
4.84%, 07/15/40 (b)	241,000	228,110
Merrill Lynch Mortgage Trust
Series 2005-LC1 Class AM
5.45%, 01/01/11, 01/12/44 (a)(b)	700,000	717,830
Morgan Stanley Capital I
Series 2007-IQ14 Class AAB
5.65%, 01/01/11, 04/15/49 (a)(b)	1,500,000	1,587,542

Total Commercial Mortgage Backed Securities
(Cost $24,352,330)		27,387,047

Asset-Backed Obligations 0.3% of net assets

Chase Issuance Trust
Series 2007-A17 Class A
5.12%, 10/15/14 (b)(f)	1,400,000	1,511,310

 7

 Schwab Total Bond Market Fund™

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Dates*	($)	($)
Series 2008-A4 Class A4
4.65%, 03/15/15 (b)	700,000	757,945
Nissan Auto Receivables Owner Trust
Series 2008-B Class A4
5.05%, 11/17/14 (b)(f)	500,000	525,051

Total Asset-Backed Obligations
(Cost $2,651,511)		2,794,306

Foreign Securities 3.9% of net assets

Foreign Agencies 1.2%

Canada 0.2%
Export Development Canada
1.75%, 09/24/12	1,000,000	1,020,176
Pemex Project Funding Master Trust
6.63%, 06/15/35 (b)	575,000	603,697

		1,623,873

Cayman Islands 0.1%
Petrobras International Finance Co.
5.75%, 01/20/20 (b)	1,000,000	1,084,861

Germany 0.5%
Kreditanstalt Fuer Wiederaufbau
2.00%, 01/17/12 (e)	1,100,000	1,118,365
3.50%, 03/10/14 (e)	3,250,000	3,502,167
4.00%, 01/27/20 (e)	350,000	381,030

		5,001,562

Mexico 0.2%
Petroleos Mexicanos
4.88%, 03/15/15 (b)	800,000	862,000
5.50%, 01/21/21 (b)	850,000	892,500

		1,754,500

Republic of Korea 0.2%
Export-Import Bank of Korea
8.13%, 01/21/14	600,000	695,116
4.13%, 09/09/15	300,000	308,911
Korea Development Bank
8.00%, 01/23/14	500,000	577,450

		1,581,477

		11,046,273

Foreign Local Government 0.4%

Canada 0.4%
Province of Ontario Canada
4.10%, 06/16/14	2,300,000	2,515,340
4.40%, 04/14/20	1,100,000	1,196,750
Province of Quebec Canada
7.50%, 09/15/29	150,000	211,922

		3,924,012

Sovereign 1.1%

Brazil 0.3%
Brazilian Government International Bond
6.00%, 01/17/17 (b)	1,150,000	1,334,000
8.88%, 04/15/24	1,175,000	1,662,625
7.13%, 01/20/37	400,000	495,000

		3,491,625

Canada 0.1%
Canada Government International Bond
2.38%, 09/10/14	1,250,000	1,305,469

Italy 0.2%
Republic of Italy
2.13%, 09/16/13	600,000	601,561
3.13%, 01/26/15	850,000	862,127
6.88%, 09/27/23	250,000	294,724

		1,758,412

Mexico 0.3%
United Mexican States
5.95%, 03/19/19 (b)	1,500,000	1,728,750
5.13%, 01/15/20 (b)	500,000	542,500
6.75%, 09/27/34	250,000	292,500

		2,563,750

Panama 0.1%
Republic of Panama
7.25%, 03/15/15	250,000	293,750
6.70%, 01/26/36	200,000	233,500

		527,250

Peru 0.1%
Peruvian Government International Bond
7.13%, 03/30/19	500,000	612,500

		10,259,006

Supranational 1.2%
European Investment Bank
1.75%, 09/14/12	5,250,000	5,357,132
Inter-American Development Bank
3.00%, 04/22/14	1,450,000	1,545,043
3.88%, 09/17/19	2,075,000	2,243,029
International Bank for Reconstruction & Development
2.00%, 04/02/12	1,250,000	1,276,020
2.38%, 05/26/15	500,000	522,828

		10,944,052

Total Foreign Securities
(Cost $34,507,466)		36,173,343

Municipal Bonds 0.8% of net assets

Fixed-Rate Obligations 0.8%
Bay Area Toll Auth
San Francisco Bay Area Toll Bridge RB Series 2009F2
6.26%, 04/01/49	1,050,000	1,066,957
California
GO Bonds
7.50%, 04/01/34	1,500,000	1,538,265
7.55%, 04/01/39	950,000	979,279
East Bay Municipal Utility District
Water System RB (Build America Bonds) Series 2010
5.87%, 06/01/40	1,000,000	1,007,300
Illinois
GO Bonds (Pension Funding) Series 2003
5.10%, 06/01/33	1,000,000	780,220

8

 Schwab Total Bond Market Fund™

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Dates*	($)	($)
Yale Univ
Medium-Term Notes Series B
2.90%, 10/15/14 (b)	1,750,000	1,841,821

Total Municipal Bonds
(Cost $7,413,029)		7,213,842

	Number	Value
Security	of Shares	($)

Other Investment Company 3.7% of net assets

Money Fund 3.7%
State Street Institutional Liquid Reserves Fund - Institutional Class	34,285,189	34,285,190

Total Other Investment Company
(Cost $34,285,190)		34,285,190

End of Investments.

At 11/30/10, the tax basis cost of the fund’s investments was $917,894,399 and the unrealized appreciation and depreciation were $44,155,178 and ($1,400,258), respectively, with a net unrealized appreciation of $42,754,920.

*	For variable-rate obligations the first maturity date shown is the next interest rate change date. The second maturity date shown is the final legal maturity.
(a)	Variable-rate security.
(b)	Callable security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,537,379 or 0.3% of net assets.
(d)	This debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program, and the FDIC has stated that this debt is backed by the full faith and credit of the United States.
(e)	Guaranteed by the Republic of Germany.
(f)	All or a portion of this security is held as collateral for short sales.

 9

 Schwab Total Bond Market Fund™

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Dates*	($)	($)

Short Sales 0.1% of net assets

U.S. Government Agency Mortgages 0.1%
Ginnie Mae TBA
6.50%, 12/01/40	500,000	562,852

Total Short Sales
(Proceeds $558,281)		562,852

End of Short Sale Positions.

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

10

 Schwab Total Bond Market Fund™

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of November 30, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Mortgage-Backed Securities(a)	$833,408	$302,663,511	$—	$303,496,919
Corporate Bonds(a)	—	170,849,394	—	170,849,394
U.S. Government and Government Agencies(a)	—	378,449,278	—	378,449,278
Commercial Mortgage Backed Securities	—	27,387,047	—	27,387,047
Asset-Backed Obligations	—	2,794,306	—	2,794,306
Foreign Securities(a)	—	36,173,343	—	36,173,343
Municipal Bonds(a)	—	7,213,842	—	7,213,842
Other Investment Company(a)	34,285,190	—	—	34,285,190

Total	$35,118,598	$925,530,721	$—	$960,649,319

Liabilities Valuation Input

Other Financial Instruments Short Sales(a)	$—	($562,852)	$—	($562,852)

(a)	As categorized in Portfolio Holdings.

REG46017NOV10

 11

Schwab Investments
Schwab GNMA Fund™

Portfolio Holdings As of November 30, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the first maturity date shown is the next interest rate change date. The second maturity date shown is the final legal maturity.

			Cost	Value
Holdings by Category			($)	($)

113.7%		Mortgage-Backed Securities	604,812,451	619,370,205
5.5%		U.S. Government Security	30,016,436	30,016,436
6.2%		Other Investment Company	33,568,729	33,568,729

125.4%		Total Investments	668,397,616	682,955,370
(3	.7)%	Short Sales	(20,032,031)	(20,112,978)
(21	.7)%	Other Assets and Liabilities, Net		(118,221,830)

100.0%		Net Assets		544,620,562

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)

Mortgage-Backed Securities 113.7% of net assets

Collateralized Mortgage Obligations 0.0%
Vendee Mortgage Trust
Series 1995-3 Class 1Z
7.25%, 09/15/25 (b)(d)	75,486	86,379

U.S. Government Agency Mortgages 113.7%
Fannie Mae
5.45%, 12/01/31 to 07/01/32	400,518	434,949
5.49%, 09/01/29 to 09/01/31	252,576	274,885
5.50%, 09/01/14 to 08/01/17 (d)	528,531	573,109
5.50%, 09/01/17	351,297	381,720
5.81%, 12/01/31 to 01/01/32	218,065	238,948
6.00%, 03/01/22	804,447	881,272
6.10%, 02/01/29 (d)	39,273	43,531
6.50%, 04/01/31 (d)	254,670	286,284
7.17%, 11/01/30	29,430	33,649
Fannie Mae Grantor Trust
6.50%, 07/25/42 (b)(d)	144,125	165,293
7.00%, 01/25/44 (b)(d)	162,962	192,790
Fannie Mae REMICS
7.00%, 09/25/22 (d)	196,099	231,538
7.00%, 01/25/42 (b)(d)	955,617	1,097,175
Fannie Mae Whole Loan
6.50%, 02/25/44 (b)(d)	167,517	192,430
7.00%, 10/25/42 (b)(d)	91,162	107,172
Freddie Mac
5.00%, 08/15/27 (b)	3,910,538	3,979,096
5.50%, 01/01/17 to 02/01/24 (d)	7,082,459	7,704,151
Freddie Mac REMICS
4.00%, 09/15/16 (b)	194,645	195,710
4.13%, 08/15/12 (b)	90,966	91,031
4.50%, 11/15/25 (b)	5,287	5,313
5.00%, 12/15/17 (b)	621,013	624,186
5.50%, 09/15/25 to 09/15/27 (b)	53,383	53,401
6.50%, 03/15/14 (b)(c)(d)	260,947	17,994
Ginnie Mae
2.63%, 01/01/11, 07/20/24 (a)(d)	68,900	70,671
2.63%, 01/01/11, 08/20/31 (a)(d)	31,218	32,021
2.63%, 01/01/11, 07/20/32 (a)(d)	83,353	85,495
2.88%, 01/01/11, 12/20/30 (a)(d)	66,667	68,675
3.00%, 01/01/11, 02/20/32 (a)(d)	44,666	45,995
3.00%, 01/01/11, 04/20/37 (a)(d)	342,696	352,546
3.13%, 01/01/11, 08/20/33 (a)(d)	91,296	93,955
3.38%, 01/01/11, 06/20/27 (a)(d)	263,805	272,586
3.38%, 01/01/11, 05/20/29 (a)(d)	128,921	133,212
3.38%, 01/01/11, 04/20/32 (a)(d)	29,578	30,562
3.50%, 01/01/11, 02/20/16 (a)(d)	60,706	62,795
3.50%, 02/20/34 (b)(d)	2,635,327	2,683,663
4.00%, 10/17/29 to 02/20/32 (b)(d)	589,157	624,812
4.00%, 10/20/33	58,281	59,934
4.25%, 06/16/24 (b)	70,354	72,325
4.50%, 12/15/17 to 06/15/35 (d)	10,075,736	10,669,859
4.50%, 03/20/18 to 09/20/40	30,808,927	32,531,831
4.50%, 03/20/26 to 10/20/34 (b)	6,601,709	6,831,375
5.00%, 11/15/17 to 10/15/39 (d)	111,460,589	120,203,362
5.00%, 12/15/17 to 04/20/40	51,108,808	55,191,164
5.00%, 02/20/29 to 02/20/33 (b)	8,609,418	8,724,512
5.00%, 01/16/32 (b)(d)	436,866	459,239
5.45%, 07/15/31 to 02/15/33	7,893,676	8,620,188
5.49%, 10/20/28 to 08/15/32	5,694,611	6,216,778
5.50%, 09/20/13 to 07/15/38 (d)	81,415,309	88,959,050
5.50%, 08/20/15 to 07/20/31 (b)(d)	789,866	850,703
5.50%, 09/15/17 to 12/20/35	29,277,647	31,969,899
5.50%, 05/20/21 to 12/20/32 (b)	3,353,715	3,391,787
5.81%, 06/20/31 to 02/20/32	768,533	846,774
5.90%, 07/15/31 to 05/15/32	518,382	575,418
6.00%, 02/20/12 to 06/20/37 (d)	28,856,167	31,823,608
6.00%, 07/15/13 to 11/15/39	12,703,297	14,017,585
6.00%, 12/20/17 (b)	964,839	968,654
6.00%, 06/16/18 (b)(d)	918,949	944,044
6.05%, 09/15/31	68,078	76,059
6.10%, 07/20/28 to 08/20/29	1,850,427	2,097,501
6.10%, 01/15/31 to 09/15/31 (d)	974,107	1,091,365
6.15%, 04/20/29 to 04/20/30	1,720,245	1,951,849
6.25%, 10/20/28 to 03/20/30	2,511,201	2,858,019
6.25%, 01/15/29 to 02/15/29 (d)	52,492	59,403
6.50%, 12/20/11 to 10/20/37 (d)	15,010,074	17,067,029
6.50%, 07/15/16 to 07/15/31	1,007,804	1,148,239
7.00%, 05/15/11 to 04/15/39 (d)	4,126,743	4,670,357
7.00%, 09/20/27 to 06/15/33	766,243	887,973
7.10%, 12/15/30 (d)	66,228	75,902
7.17%, 04/20/30 to 03/20/31	681,018	779,363
7.50%, 04/15/11 to 11/15/37 (d)	396,197	456,014
7.50%, 08/15/25 to 10/15/28	158,090	182,682
8.00%, 10/15/11 (d)	497	501
8.00%, 07/15/26 to 02/15/30	84,013	99,446
8.50%, 08/20/25 to 01/20/30 (d)	20,583	24,473
9.00%, 09/20/15 to 09/20/30 (d)	556,834	632,608

 1

 Schwab GNMA Fund™

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)
13.00%, 07/20/14 (d)	25	28
Ginnie Mae TBA
4.00%, 12/01/40	59,500,000	61,015,405
4.50%, 12/01/40	72,000,000	75,645,000
5.00%, 12/01/40	1,000,000	1,071,406
6.00%, 12/01/40	1,000,000	1,102,500

		619,283,826

Total Mortgage-Backed Securities
(Cost $604,812,451)		619,370,205

U.S. Government Security 5.5% of net assets

U.S. Treasury Obligation 5.5%
U.S. Treasury Note
0.88%, 12/31/10	30,000,000	30,016,436

Total U.S. Government Securities
(Cost $30,016,436)		30,016,436

	Number	Value
Security	of Shares	($)

Other Investment Company 6.2% of net assets

Money Fund 6.2%
State Street Institutional Liquid Reserves Fund - Institutional Class	33,568,729	33,568,729

Total Other Investment Company
(Cost $33,568,729)		33,568,729

End of Investments.

At 11/30/10, the tax basis cost of the fund’s investments was $668,397,616 and the unrealized appreciation and depreciation were $15,451,355 and ($893,601), respectively, with a net unrealized appreciation of $14,557,754.

(a)	Variable-rate security.
(b)	Callable security.
(c)	Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.
(d)	All or a portion of this security is held as collateral for short sales.

2

 Schwab GNMA Fund™

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)

Short Sales 3.7% of net assets

U.S. Government Agency Mortgages 3.7%
Ginnie Mae TBA
5.50%, 12/01/40	18,500,000	20,112,978

Total Short Sales
(Proceeds $20,032,031)		20,112,978

End of Short Sale Positions.

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of November 30, 2010:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Mortgage-Backed Securities(a)	$—	$619,370,205	$—	$619,370,205
U.S. Government Security(a)	—	30,016,436	—	30,016,436
Other Investment Company(a)	33,568,729	—	—	33,568,729

Total	$33,568,729	$649,386,641	$—	$682,955,370

 3

 Schwab GNMA Fund™

Portfolio Holdings (Unaudited) continued

Liabilities Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Financial Instruments Short Sales(a)	$—	($20,112,978)	$—	($20,112,978)

(a)	As categorized in Portfolio Holdings.

REG46018NOV10

4

Schwab Investments
Schwab Inflation-Protected Fund™

Portfolio Holdings As of November 30, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the first maturity date shown is the next interest rate change date. The second maturity date shown is the final legal maturity.

		Cost	Value
Holdings by Category		($)	($)

97.8%	U.S. Government Securities	188,495,514	205,993,970
1.7%	Other Investment Company	3,476,309	3,476,309

99.5%	Total Investments	191,971,823	209,470,279
0.5%	Other Assets and Liabilities, Net		1,136,189

100.0%	Net Assets		210,606,468

	Face
Security	Amount	Value
Rate, Maturity Dates*	($)	($)

U.S. Government Securities 97.8% of net assets

U.S. Treasury Obligations 97.8%
U.S. Treasury Inflation Protected Securities
3.38%, 01/15/12	2,152,798	2,243,788
2.00%, 04/15/12	5,479,131	5,652,496
3.00%, 07/15/12	8,200,440	8,678,370
0.63%, 04/15/13	5,425,560	5,577,307
1.88%, 07/15/13	8,027,842	8,536,479
2.00%, 01/15/14	8,718,504	9,374,432
1.25%, 04/15/14	5,676,770	5,984,116
2.00%, 07/15/14	7,242,687	7,858,881
1.63%, 01/15/15	8,007,790	8,608,374
0.50%, 04/15/15	3,527,825	3,636,415
1.88%, 07/15/15	7,018,750	7,678,400
2.00%, 01/15/16	7,126,061	7,877,084
2.50%, 07/15/16	6,760,125	7,721,861
2.38%, 01/15/17	5,957,380	6,766,279
2.63%, 07/15/17	4,690,033	5,448,135
1.63%, 01/15/18	5,213,350	5,699,250
1.38%, 07/15/18	5,064,800	5,457,322
2.13%, 01/15/19	5,087,000	5,759,837
1.88%, 07/15/19	5,626,665	6,271,531
1.38%, 01/15/20	7,323,370	7,819,411
1.25%, 07/15/20	6,760,800	7,121,022
2.38%, 01/15/25	9,850,055	11,357,576
2.00%, 01/15/26	6,702,349	7,397,718
2.38%, 01/15/27	5,415,800	6,268,788
1.75%, 01/15/28	5,317,617	5,657,445
3.63%, 04/15/28	6,887,703	9,245,667
2.50%, 01/15/29	5,188,740	6,144,200
3.88%, 04/15/29	7,972,380	11,127,696
3.38%, 04/15/32	2,092,054	2,829,503
2.13%, 02/15/40	5,558,410	6,194,587

Total U.S. Government Securities
(Cost $188,495,514)		205,993,970

	Number	Value
Security	of Shares	($)

Other Investment Company 1.7% of net assets

Money Fund 1.7%
State Street Institutional Liquid Reserves Fund - Institutional Class	3,476,309	3,476,309

Total Other Investment Company
(Cost $3,476,309)		3,476,309

End of Investments.

At 11/30/10, the tax basis cost of the fund’s investments was $192,859,367, and the unrealized appreciation and depreciation were $16,610,912 and ($0), respectively, with a net unrealized appreciation of $16,610,912.

*	For variable-rate obligations the first maturity date shown is the next interest rate change date. The second maturity date shown is the final legal maturity.

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are

 1

 Schwab Inflation-Protected Fund™

Portfolio Holdings (Unaudited) continued

based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of November 30, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

U.S. Government Securities(a)	$—	$205,993,970	$—	$205,993,970
Other Investment Company(a)	3,476,309	—	—	3,476,309

Total	$3,476,309	$205,993,970	$—	$209,470,279

*	The fund had no Other Financial Investments.
(a)	As categorized in Portfolio Holdings.

REG46019NOV10

2

Schwab Investments
Schwab Tax-Free Bond Fund™

Portfolio Holdings  as of November 30, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). The effective maturity date is the date of a put or demand feature, if the security has one. The final maturity date is the final legal maturity of the security. For variable-rate obligations, the rate shown is the rate as of the report date, and the effective maturity date shown is the next interest rate change date and the final maturity date is the final legal maturity of the security.

			Cost	Value
Holdings by Category			($)	($)

94.6%		Fixed-Rate Obligations	407,301,071	416,299,232
7.9%		Variable-Rate Obligations	35,000,000	35,005,220

102.5%		Total Investments	442,301,071	451,304,452
(2	.5)%	Other Assets and Liabilities, Net		(11,147,645)

100.0%		Net Assets		440,156,807

Issuer		Effective	Final		Face Amount	Value
Type of Security, Series	Rate	Maturity*	Maturity *		($)	($)

Fixed-Rate Obligations 94.6% of net assets

ALABAMA 0.9%
Birmingham
GO Refunding Warrants Series 2010A	5.00%		02/01/18	(e)	1,260,000	1,409,197
Camden IDB
Facilities RB (Weyerhaeuser Co) Series 2003A	6.13%	12/01/13	12/01/24	(a)	1,725,000	1,981,852
Huntsville
Water Revenue Warrant Series 2008	5.00%		11/01/15	(a)	400,000	461,732

						3,852,781

ARIZONA 2.6%
Glendale IDA
RB (Midwestern Univ) Series 2010	4.00%		05/15/12		500,000	517,565
RB (Midwestern Univ) Series 2010	5.00%		05/15/15		415,000	452,943
Refunding RB (Midwestern Univ) Series 2004	5.25%		05/15/13		200,000	214,172
Refunding RB (Midwestern Univ) Series 2004	5.25%		05/15/14		450,000	489,569
Maricopa Cnty Elementary SD No. 17
GO Bonds (Tolleson Elementary) Series 2008B	4.00%		07/01/14	(a)	95,000	101,833
Maricopa Cnty IDA
Health Facility RB (Catholic Healthcare West) Series 2009B	5.00%	07/02/12	07/01/25	(f)	3,000,000	3,159,510
Payson USD No. 10
School Improvement Bonds (Project of 2006) Series 2008B	5.75%		07/01/28	(f)	1,375,000	1,476,062
Phoenix Civic Improvement Corp
Sr Lien Airport Refunding RB Series 2008C	5.00%		07/01/13		425,000	461,457
Sr Lien Wastewater System Refunding RB Series 2008	5.50%		07/01/24		540,000	601,063
Pima Cnty Metropolitan Domestic Water Improvement District
Sr Lien Water Refunding RB Series 2009	3.50%		01/01/18	(a)	685,000	708,893
Sr Lien Water Refunding RB Series 2009	3.63%		01/01/19	(a)	400,000	410,860
Univ Medical Center Corp
Hospital RB Series 2009	5.00%		07/01/13		540,000	573,070
Hospital RB Series 2009	5.00%		07/01/14		615,000	660,092
Hospital RB Series 2009	5.00%		07/01/15		295,000	317,048
Hospital RB Series 2009	5.50%		07/01/16		350,000	384,622
Hospital RB Series 2009	6.00%		07/01/18		500,000	560,290
Hospital RB Series 2009	5.75%		07/01/19		350,000	388,192

						11,477,241

 Schwab Tax-Free Bond Fund™

Portfolio Holdings (Unaudited) continued

Issuer		Effective	Final		Face Amount	Value
Type of Security, Series	Rate	Maturity*	Maturity *		($)	($)

ARKANSAS 0.3%
Pulaski Cnty
Hospital Refunding RB (Arkansas Children’s Hospital) Series 2010	3.00%		03/01/12		565,000	576,108
Hospital Refunding RB (Arkansas Children’s Hospital) Series 2010	3.00%		03/01/15		500,000	513,880

						1,089,988

CALIFORNIA 15.8%
Anaheim Public Financing Auth
Lease Refunding RB Series 2008	5.00%		08/01/17		955,000	1,084,317
Bay Area Toll Auth
Toll Bridge RB Sub Series 2010S2	5.00%		10/01/26		3,485,000	3,585,682
California
GO Bonds	5.00%		11/01/18	(e)	1,750,000	1,933,802
GO Bonds	5.00%		11/01/20	(e)	3,000,000	3,233,190
GO Bonds	5.00%		11/01/23	(e)	5,000,000	5,153,550
California Dept of Water Resources
Power Supply RB Series 2005G4	5.00%		05/01/16	(f)	750,000	865,253
Power Supply RB Series 2010M	4.00%		05/01/16		1,500,000	1,649,880
California Educational Facilities Auth
RB (Pitzer College) Series 2009	5.25%		04/01/23		1,965,000	2,074,588
RB (Univ of Southern California) Series 2009B	5.00%		10/01/38		2,000,000	2,044,040
California Health Facilities Financing Auth
RB (Childrens Hospital Orange Cnty) Series 2009A	6.50%		11/01/38	(f)	1,750,000	1,854,178
California Infrastructure & Economic Development Bank
RB (Sanford Consortium) Series 2010A	5.00%		05/15/27		2,055,000	2,144,598
RB (Sanford Consortium) Series 2010A	5.00%		05/15/28		2,160,000	2,237,285
California Public Works Board
Lease RB Series 2009I1	6.63%		11/01/34		2,000,000	2,162,560
California Statewide Communities Development Auth
RB (Proposition 1A Receivables) Series 2009	5.00%		06/15/13		4,000,000	4,282,640
RB (St. Joseph Health System) Series 2000	4.50%		07/01/18	(f)	2,365,000	2,407,286
Golden State Tobacco Securitization Corp
Tobacco Settlement Asset-Backed Bonds Series 2003A1	6.25%		06/01/33	(a)(f)	2,375,000	2,600,364
Irvine Ranch Water District
COP Refunding Series 2010	5.00%		03/01/24		775,000	854,507
COP Refunding Series 2010	5.00%		03/01/26		2,250,000	2,434,972
Los Angeles
Judgement Obligation Bonds Series 2010A	4.00%		06/01/19		4,245,000	4,399,815
Los Angeles Municipal Improvement Corp
Lease RB (Capital Equipment) Series 2009A	5.00%		04/01/17		1,625,000	1,865,451
Lease RB (Capital Equipment) Series 2009C	4.00%		09/01/16		1,050,000	1,125,621
Lease RB (Capital Equipment) Series 2009C	4.00%		09/01/17		1,100,000	1,159,103
Lease RB (Capital Equipment) Series 2009C	5.00%		09/01/18		1,000,000	1,113,850
Lease RB (Capital Equipment) Series 2009C	4.50%		09/01/19		1,050,000	1,116,245
Lease RB (Real Property) Series 2009E	5.13%		09/01/27		1,590,000	1,588,982
Palomar Pomerado Health
COP 2010	5.25%		11/01/21		810,000	788,333
Pasadena Public Financing Auth
Lease RB (Rose Bowl Renovation) Series 2010A	5.00%		03/01/22		1,860,000	1,979,542
Riverside Cnty Transportation Commission
Limited Sales Tax RB Series A	5.00%		06/01/32		3,630,000	3,660,020
Roseville
Special Tax Refunding RB Series 2010	4.00%		09/01/16		1,000,000	1,010,700
San Bernardino Cnty Transportation Auth
Sales Tax Revenue Notes (Limited Tax Bonds) Series 2009A	4.00%		05/01/12		2,500,000	2,603,375
San Diego Public Facilities Financing Auth
Lease Refunding RB Series 2010A	3.88%		03/01/18		2,765,000	2,783,138
San Diego USD
GO Bonds Series 2010C	0.00%		07/01/31	(g)	2,000,000	564,800
GO Bonds Series 2010C	0.00%		07/01/32	(g)	1,500,000	392,565
GO Bonds Series 2010C	0.00%		07/01/33	(g)	1,000,000	242,740
GO Bonds Series 2010C	0.00%		07/01/34	(g)	1,750,000	393,540

 Schwab Tax-Free Bond Fund™

Portfolio Holdings (Unaudited) continued

Issuer		Effective	Final		Face Amount	Value
Type of Security, Series	Rate	Maturity*	Maturity *		($)	($)
GO Bonds Series 2010C	0.00%		07/01/35	(g)	1,500,000	315,135

						69,705,647

COLORADO 0.4%
Colorado Health Facilities Auth
RB (Catholic Health Initiatives) Series 2008D1	5.00%		10/01/14	(f)	750,000	839,850
RB (Catholic Health Initiatives) Series 2008D1	6.00%		10/01/23		250,000	283,665
Denver
Refunding Wastewater COP (Roslyn Properties) Series 2010B	2.00%		12/01/11		700,000	708,652

						1,832,167

CONNECTICUT 2.7%
Connecticut
Special Tax Obligation Bonds Series 2010A	5.00%		11/01/16		5,655,000	6,589,432
New Haven
GO Refunding Bonds Series 2010B	4.00%		11/01/12		2,000,000	2,107,820
GO Refunding Bonds Series 2010B	4.00%		11/01/13		3,000,000	3,219,030

						11,916,282

DISTRICT OF COLUMBIA 1.5%
District of Columbia
Income Tax Secured RB Series 2009A	5.25%		12/01/27	(f)	1,950,000	2,140,339
Income Tax Secured Refunding RB Series 2010A	5.00%		12/01/30		1,460,000	1,537,818
District of Columbia Water & Sewer Auth
Public Utility Sr Lien RB Series 2009A	4.00%		10/01/17		50,000	54,713
Public Utility Sr Lien RB Series 2009A	6.00%		10/01/35	(f)	1,650,000	1,804,819
Metropolitan Washington Airports Auth
Airport System RB Series 2009B	5.00%		10/01/18	(a)(f)	875,000	1,004,798

						6,542,487

FLORIDA 8.3%
Alachua Cnty Health Facilities Auth
Health Facilities RB (Shands Healthcare) Series 2008D1	6.25%		12/01/18		500,000	557,850
Coral Gables Health Facilities Auth
Hospital RB (Baptist Health South Florida) Series 2004	5.00%	08/15/14	08/15/34	(a)(f)	1,300,000	1,479,244
Escambia Cnty
Solid Waste Disposal RB (Gulf Power) First Series 2009	2.00%	04/03/12	04/01/39		500,000	501,505
Highlands Cnty Health Facilities Auth
Hospital RB (Adventist Health System/Sunbelt) Series 2008A	6.10%	11/15/13	11/15/37	(f)	1,000,000	1,121,650
Hillsborough Cnty School Board
Refunding COP (Master Lease Program) Series 2010A	3.00%		07/01/12		735,000	757,601
Refunding COP (Master Lease Program) Series 2010A	5.00%		07/01/24		4,000,000	4,217,800
Jacksonville Electric Auth
Electric System RB Series Three 2010A	3.00%		10/01/13		895,000	934,299
Kissimmee Utility Auth
Electric System Sub Refunding RB Series 2003	5.25%		10/01/18		250,000	285,415
Miami-Dade Cnty
Aviation RB (Miami International Airport) Series 2010A	5.00%		10/01/20		500,000	536,490
Aviation RB (Miami International Airport) Series 2010A	5.50%		10/01/26		4,750,000	5,011,582
Miami-Dade Cnty Educational Facilities Auth
RB (Univ of Miami) Series 2008A	5.25%		04/01/16	(f)	1,100,000	1,228,447
Orange Cnty Health Facilities Auth
RB (Nemours Foundation) Series 2009A	4.00%		01/01/13		800,000	840,760
RB (Nemours Foundation) Series 2009A	4.00%		01/01/14		300,000	320,601
RB (Nemours Foundation) Series 2009A	4.00%		01/01/15		440,000	473,216
RB (Nemours Foundation) Series 2009A	4.00%		01/01/16		825,000	889,787
RB (Nemours Foundation) Series 2009A	4.00%		01/01/17		560,000	599,570
RB (Nemours Foundation) Series 2009A	5.00%		01/01/18		250,000	282,345
RB (Nemours Foundation) Series 2009A	5.00%		01/01/19		545,000	611,032
Orlando Utilities Commission
Utility System Refunding RB Series 2009C	5.00%		10/01/17		1,000,000	1,160,760

 Schwab Tax-Free Bond Fund™

Portfolio Holdings (Unaudited) continued

Issuer		Effective	Final		Face Amount	Value
Type of Security, Series	Rate	Maturity*	Maturity *		($)	($)
Water & Electric RB Series 1996A	3.75%	10/01/13	10/01/23		1,900,000	2,009,212
Palm Beach Cnty
Water & Sewer RB (Florida Power & Light Reclaimed Water Project) Series 2009	5.00%		10/01/39		915,000	929,301
Palm Beach Cnty Solid Waste Auth
Improvement RB Series 2009	5.25%		10/01/18	(a)	2,250,000	2,636,730
Pasco Cnty
Water & Sewer RB Series 2009A	5.00%		10/01/16		150,000	172,055
Water & Sewer RB Series 2009A	4.00%		10/01/19		200,000	208,922
Polk Cnty
Refunding RB Series 2010	5.00%		12/01/24		1,935,000	2,031,266
Port St. Lucie
Refunding COP Series 2008	5.00%		09/01/13		1,845,000	1,989,980
Tampa
Sales Tax Refunding RB Series 2010	5.00%		10/01/15		605,000	691,110
Sales Tax Refunding RB Series 2010	4.00%		10/01/20		535,000	565,736
Sales Tax Refunding RB Series 2010	5.00%		10/01/21		740,000	825,078
Tampa Bay Water
Utility System Refunding RB Series 2011	5.00%		10/01/18	(e)	1,250,000	1,370,512
Utility System Refunding RB Series 2011	5.00%		10/01/19	(e)	1,250,000	1,357,888

						36,597,744

GEORGIA 1.2%
Dawson Cnty SD
GO School Bonds Series 2010	2.00%		02/01/12		400,000	406,608
GO School Bonds Series 2010	3.00%		02/01/13		600,000	625,584
DeKalb Private Hospital Auth
Hospital RB (Children’s Healthcare of Atlanta) Series 2009	5.00%		11/15/16		420,000	476,221
Hospital RB (Children’s Healthcare of Atlanta) Series 2009	5.00%		11/15/17		350,000	395,017
Hospital RB (Children’s Healthcare of Atlanta) Series 2009	5.25%		11/15/39		300,000	306,219
Fulton Cnty Development Auth
RB (Tuff Morehouse) Series 2002A	5.50%		02/01/22	(f)	2,180,000	2,232,582
Macon-Bibb Cnty Hospital Auth
Revenue Anticipation Certificates (Medical Center of Central Georgia) Series 2009	4.00%		08/01/19		400,000	407,320
Revenue Anticipation Certificates (Medical Center of Central Georgia) Series 2009	5.00%		08/01/21		195,000	208,408
Revenue Anticipation Certificates (Medical Center of Central Georgia) Series 2009	5.00%		08/01/22		205,000	217,099

						5,275,058

GUAM 0.1%
Guam Waterworks Auth
Water & Wastewater System RB Series 2010	5.00%		07/01/19		400,000	395,320

HAWAII 0.4%
Hawaii State Dept of Budget & Finance
Special Purpose RB (Hawaii Pacific Health) Series 2010B	5.00%		07/01/14		100,000	105,517
Special Purpose RB (Hawaii Pacific Health) Series 2010B	5.00%		07/01/15		275,000	290,276
Special Purpose RB (Hawaii Pacific Health) Series 2010B	5.00%		07/01/16		215,000	225,099
Special Purpose RB (Hawaii Pacific Health) Series 2010B	5.00%		07/01/17		235,000	243,784
Special Purpose RB (Hawaii Pacific Health) Series 2010B	5.00%		07/01/18		250,000	257,617
Special Purpose RB (Hawaii Pacific Health) Series 2010B	5.00%		07/01/19		195,000	198,120
Special Purpose RB (Hawaii Pacific Health) Series 2010B	5.00%		07/01/20		125,000	126,609
Special Purpose RB (Hawaii Pacific Health) Series 2010B	5.63%		07/01/30		200,000	196,960

						1,643,982

IDAHO 0.1%
Univ of Idaho
General RB Series 2010B	5.00%		04/01/26		315,000	334,265

 Schwab Tax-Free Bond Fund™

Portfolio Holdings (Unaudited) continued

Issuer		Effective	Final	Face Amount	Value
Type of Security, Series	Rate	Maturity*	Maturity *	($)	($)

ILLINOIS 3.6%
Arlington Heights
GO Refunding Park Bonds Series 2010B	2.00%		12/01/12	705,000	719,875
GO Refunding Park Bonds Series 2010B	2.00%		12/01/13	525,000	537,784
GO Refunding Park Bonds Series 2010B	2.00%		12/01/15	200,000	200,568
Chicago
Passenger Facility Charge Refunding RB (O’Hare) Series 2010D	5.00%		01/01/17	1,000,000	1,098,680
Passenger Facility Charge Refunding RB (O’Hare) Series 2010D	5.00%		01/01/18	1,200,000	1,311,948
Passenger Facility Charge Refunding RB (O’Hare) Series 2010D	5.00%		01/01/19	750,000	814,252
Chicago Park District
GO Limited Tax Park Bonds Series 2010A	5.00%		01/01/25	2,000,000	2,138,060
GO Limited Tax Park Bonds Series 2010A	5.00%		01/01/26	2,375,000	2,517,714
GO Limited Tax Park Bonds Series 2010A	5.00%		01/01/27	2,000,000	2,104,080
Illinois
Sales Tax Jr Obligation Bonds Series June 2010	5.00%		06/15/14	500,000	550,380
Sales Tax Jr Obligation Bonds Series June 2010	5.00%		06/15/15	750,000	833,280
Sales Tax Jr Obligation Bonds Series June 2010	5.00%		06/15/20	500,000	551,810
Illinois Finance Auth
Refunding RB (Alexian Brothers Health System) Series 2010	4.00%		02/15/12	1,100,000	1,123,947
Refunding RB (Alexian Brothers Health System) Series 2010	4.00%		02/15/13	1,500,000	1,545,555

					16,047,933

INDIANA 1.6%
Indiana Finance Auth
Hospital RB (King’s Daughters Hospital & Health Services) Series 2010	4.50%		08/15/15	1,370,000	1,412,045
Hospital RB (King’s Daughters Hospital & Health Services) Series 2010	4.50%		08/15/16	1,430,000	1,461,660
Hospital RB (Parkview Health System) Series 2009A	5.00%		05/01/11	300,000	304,869
State Revolving Fund Refunding Bonds Series 2010A	5.00%		02/01/19	945,000	1,098,704
Purdue Univ
Student Fee Bonds Series Y	5.00%		07/01/18	800,000	934,864
St. Joseph Cnty
Educational Facilities RB (Univ of Notre Dame Du Lac) Series 2008	3.88%	03/01/12	03/01/40	1,750,000	1,805,633

					7,017,775

IOWA 1.6%
Iowa
Special Obligation Bonds (Prison Infrastructure Fund) Series 2010	5.00%		06/15/25	1,000,000	1,082,730
Iowa Finance Auth
Health Facilities RB (Iowa Health System) Series 2005A	5.00%		02/15/12	975,000	1,018,514
Iowa Higher Education Loan Auth
Private College Facility RB (Grinnell College) Series 2001	2.10%		12/01/11 (a)	2,185,000	2,219,851
Private College Facility RB (Grinnell College) Series 2010	4.00%		12/01/12	1,000,000	1,065,250
Private College Facility RB (Grinnell College) Series 2010	4.00%		12/01/13	1,500,000	1,628,250

					7,014,595

KANSAS 0.9%
Kansas Development Finance Auth
Health Facilities RB (Hays Medical Center) Series 2010Q	3.00%		05/15/13	200,000	204,516
Health Facilities RB (Hays Medical Center) Series 2010Q	3.00%		05/15/14	635,000	646,906
Health Facilities RB (Hays Medical Center) Series 2010Q	4.00%		05/15/15	210,000	220,742
Hospital RB (Adventist Health System/Sunbelt) Series 2009D	3.00%		11/15/11	875,000	889,998
Hospital RB (Adventist Health System/Sunbelt) Series 2009D	3.50%		11/15/12	180,000	187,317
Hospital RB (Adventist Health System/Sunbelt) Series 2009D	5.00%		11/15/14	150,000	167,613
Hospital RB (Adventist Health System/Sunbelt) Series 2009D	5.00%		11/15/15	185,000	208,519
Wichita
Hospital Facilities Refunding RB (Via Christi Health System) Series 2009-IIIA	4.50%		11/15/12	340,000	358,047

 Schwab Tax-Free Bond Fund™

Portfolio Holdings (Unaudited) continued

Issuer		Effective	Final		Face Amount	Value
Type of Security, Series	Rate	Maturity*	Maturity *		($)	($)
Hospital Facilities Refunding RB (Via Christi Health System) Series 2009-X	5.25%		11/15/24		890,000	922,111

						3,805,769

KENTUCKY 1.0%
Kentucky Economic Development Finance Auth
Hospital RB (Baptist Healthcare System) Series 2009A	5.00%		08/15/18		1,000,000	1,106,120
RB (King’s Daughters Medical Center) Series 2008C	4.50%		02/01/13		1,005,000	1,063,782
Kentucky Infrastructure Auth
Wastewater & Drinking Water Revolving Fund RB Series 2010A	4.00%		02/01/17		1,000,000	1,104,980
Wastewater & Drinking Water Revolving Fund RB Series 2010A	4.00%		02/01/18		950,000	1,044,183

						4,319,065

LOUISIANA 1.3%
Louisiana Public Facilities Auth
Refunding RB (Christus Health) Series 2009A	5.00%		07/01/11		2,150,000	2,190,463
Refunding RB (Christus Health) Series 2009A	5.00%		07/01/12		3,500,000	3,661,105

						5,851,568

MARYLAND 0.0%
Maryland Community Development Administration
Housing RB Series 1996A	5.88%		07/01/16		130,000	130,071

MASSACHUSETTS 4.0%
Chatham
GO Refunding Bonds	4.00%		07/01/13		285,000	307,082
GO Refunding Bonds	4.00%		07/01/14		110,000	120,633
GO Refunding Bonds	5.00%		07/01/16		250,000	294,013
GO Refunding Bonds	5.00%		07/01/17		295,000	348,891
Massachusetts Bay Transportation Auth
Assessment Bonds Series 2004A	5.25%	07/01/14	07/01/31	(a)(f)	7,000,000	8,021,650
Assessment Bonds Series 2005A	5.00%		07/01/14		850,000	949,467
Massachusetts Development Finance Agency
RB (Boston College) Series Q1	4.00%		07/01/16		950,000	1,052,448
RB (New England Conservatory of Music) Series 2008	4.00%		07/01/12		120,000	123,557
RB (New England Conservatory of Music) Series 2008	4.00%		07/01/13		190,000	197,649
RB (New England Conservatory of Music) Series 2008	4.00%		07/01/15		375,000	389,617
Massachusetts Health & Educational Facilities Auth
RB (Harvard Univ) Series 2010A	4.00%		12/15/21		100,000	109,039
Massachusetts State College Building Auth
RB Series 2009B	5.00%		05/01/25		1,520,000	1,651,845
RB Series 2009B	5.00%		05/01/26		1,030,000	1,107,569
Massachusetts State Turnpike
Turnpike RB Series 1993A	5.00%		01/01/20	(a)	725,000	855,920
Massachusetts Water Pollution Abatement Trust
State Revolving Fund Bonds Series 15A	4.00%		08/01/17		2,000,000	2,246,920

						17,776,300

MICHIGAN 4.4%
Delta Cnty Economic Development Corp
Environmental Improvement Refunding RB (MeadWestvaco-Escanaba Paper) Series 2002	6.25%	04/15/12	04/15/27	(a)	1,000,000	1,076,200
Grand Rapids
Refunding RB Series 2010	5.00%		01/01/25		1,000,000	1,091,020
Refunding RB Series 2010	5.00%		01/01/26		1,345,000	1,459,540
Refunding RB Series 2010	5.00%		01/01/27		2,000,000	2,156,400
Michigan
Refunding Bonds (State Trunk Line Fund) Series 2009	5.00%		11/01/22		2,900,000	3,140,352
Michigan Building Auth
Facilities Revenue & Refunding RB Series III	5.00%	10/15/12	10/15/26	(a)	4,370,000	4,721,261

 Schwab Tax-Free Bond Fund™

Portfolio Holdings (Unaudited) continued

Issuer		Effective	Final		Face Amount	Value
Type of Security, Series	Rate	Maturity*	Maturity *		($)	($)
Michigan Finance Auth
RAN (Detroit SD) Series 2010E	4.75%		08/22/11		1,000,000	1,017,130
Refunding RB (Trinity Health) Series 2010A	4.00%		12/01/13		1,000,000	1,062,050
Refunding RB (Trinity Health) Series 2010A	5.00%		12/01/15		1,000,000	1,120,690
Michigan State Hospital Finance Auth
Refunding RB (Trinity Health) Series 2008A1	5.25%		12/01/15		1,500,000	1,698,570
Wayne Cnty Community College
Bonds Series 1999	5.50%		07/01/19		1,000,000	1,007,230

						19,550,443

MINNESOTA 0.6%
Minneapolis/St. Paul Housing & Redevelopment Auth
Health Care Facilities RB (Children’s Health Care) Series 1995B	3.00%		08/15/11		250,000	253,512
Health Care Facilities RB (Children’s Health Care) Series 2010A	2.00%		08/15/11		330,000	332,571
Health Care Facilities RB (Children’s Health Care) Series 2010A	3.00%		08/15/12		275,000	282,315
Health Care Facilities RB (Children’s Hospitals & Clinics) Series 2004A1	3.00%		08/15/12		500,000	516,895
St. Paul Housing & Redevelopment Auth
Health Care RB (Gillette Children’s Specialty Healthcare) Series 2010	3.00%		02/01/12		250,000	253,400
Health Care RB (Gillette Children’s Specialty Healthcare) Series 2010	3.00%		02/01/13		750,000	761,310
Stewartville ISD No. 534
GO Refunding Bonds Series A	4.00%		02/01/15		260,000	286,897

						2,686,900

MISSOURI 2.7%
Boone Cnty
Hospital RB (Boone Hospital Center) Series 2008	5.00%		08/01/13	(f)	1,600,000	1,706,992
Hanley Road & North of Folk Ave Transportation Development District
Transportation Sales Tax RB Series 2005	5.00%	10/01/12	10/01/25	(a)	1,260,000	1,361,581
Transportation Sales Tax RB Series 2005	5.40%	10/01/12	10/01/31	(a)(f)	5,245,000	5,705,931
Missouri Environmental Improvement & Energy Resources Auth
Water Pollution Control & Drinking Water Refunding RB Series 2010A	5.00%		01/01/21		1,950,000	2,267,967
Missouri Health & Educational Facilities Auth
Health Facilities RB (SSM Health Care) Series 2002A	5.25%		06/01/12		800,000	844,656

						11,887,127

NEBRASKA 0.7%
Nebraska Public Power District
General RB Series 2010C	4.00%		01/01/16		2,000,000	2,190,180
General RB Series 2010C	5.00%		01/01/19		500,000	572,410
Omaha
Sanitary Sewerage System Refunding RB Series 2010A	3.00%		12/01/18		500,000	507,475

						3,270,065

NEVADA 2.0%
Clark Cnty
Airport System Jr Sub Lien Revenue Notes Series 2010E2	5.00%		07/01/12		2,000,000	2,105,500
Airport System RB Sr Series 2010D	5.00%		07/01/17		1,000,000	1,128,750
Airport System RB Sr Series 2010D	5.00%		07/01/18		1,750,000	1,961,680
Passenger Facility Charge Sub Lien RB (Las Vegas-McCarran) Series 2008A	5.00%		07/01/15		1,115,000	1,242,511
Nevada
Highway Improvement RB (Motor Vehicle Fuel Tax) Series 2004	5.50%		12/01/18		1,890,000	2,095,916
Overton Power District No. 5
Special Obligation RB Series 2008	5.00%		12/01/12		30,000	31,373

 Schwab Tax-Free Bond Fund™

Portfolio Holdings (Unaudited) continued

Issuer		Effective	Final		Face Amount	Value
Type of Security, Series	Rate	Maturity*	Maturity *		($)	($)
Sparks Redevelopment Agency
Tax Increment Refunding RB (Redevelopment Area No. 1) Series 2010	4.00%		01/15/11		425,000	425,884

						8,991,614

NEW HAMPSHIRE 0.7%
New Hampshire Health & Education Facilities Auth
RB (Dartmouth College) Series 2009	5.00%		06/01/19		400,000	472,080
RB (Dartmouth-Hitchcock) Series 2009	6.00%		08/01/38		600,000	630,096
New Hampshire HFA
S/F Mortgage Acquisition RB Series 2008E	6.63%		07/01/38		1,670,000	1,835,514

						2,937,690

NEW JERSEY 3.7%
Cranbury Township
General Improvement Refunding Bonds	2.75%		12/01/15	(f)	430,000	455,344
General Improvement Refunding Bonds	3.00%		12/01/16		320,000	342,291
General Improvement Refunding Bonds	3.00%		12/01/17		285,000	300,085
General Improvement Refunding Bonds	4.00%		12/01/18		400,000	447,228
General Improvement Refunding Bonds	3.50%		12/01/19		410,000	436,711
Middlesex Cnty Improvement Auth
Capital Equipment RB Series 2010	3.00%		09/15/14		2,935,000	3,113,008
Lease RB Series 2008	4.00%		12/15/15		415,000	461,916
Lease Refunding RB (Youth Detention Center) Series 2010	4.00%		07/01/13		1,130,000	1,213,654
Lease Refunding RB (Youth Detention Center) Series 2010	2.00%		07/01/14		430,000	438,970
Lease Refunding RB (Youth Detention Center) Series 2010	3.00%		07/01/16		225,000	238,529
Monmouth Cnty Improvement Auth
Governmental Loan RB Series 2008	5.25%		12/01/18		85,000	102,321
Governmental Loan RB (Atlantic Highlands) Series 2010	3.00%		02/01/13		245,000	256,363
New Jersey
COP (Equipment Lease Purchase) Series 2009A	5.25%		06/15/28		500,000	523,435
COP (Equipment Lease Purchase) Series 2009A	5.25%		06/15/29		150,000	156,492
New Jersey Building Auth
Refunding RB Series 2009B	4.00%		12/15/19		225,000	233,294
New Jersey Economic Development Auth
School Facilities Construction Bonds Series 2003F	5.25%	06/15/13	06/15/16	(a)	2,140,000	2,376,620
New Jersey Educational Facilities Auth
Refunding RB (Princeton Theological Seminary) Series 2009B	5.00%		07/01/19		140,000	165,210
New Jersey Health Care Facilities Financing Auth
Refunding RB (AHS Hospital) Series 1997A	6.00%		07/01/12	(a)(f)	2,000,000	2,167,340
New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2001C	5.50%		12/15/15	(a)	110,000	126,809
Transportation System Bonds Series 2005D	5.00%	06/15/15	06/15/17	(a)	2,000,000	2,326,660
Princeton Township
General Improvement Refunding Bonds	4.00%		09/01/12		75,000	79,418
General Improvement Refunding Bonds	4.00%		09/01/13		125,000	135,693

						16,097,391

NEW MEXICO 1.0%
Albuquerque
Sub Lien Airport Refunding RB Series 2008E	5.00%		07/01/12	(f)	1,150,000	1,211,778
Bernalillo Cnty
GO Refunding Bonds Series 2010	3.50%		02/01/17		390,000	426,110
GO Refunding Bonds Series 2010	4.00%		02/01/19		500,000	553,100
GO Refunding Bonds Series 2010	4.00%		02/01/20		255,000	278,705
GO Refunding Bonds Series 2010	4.00%		02/01/21		1,065,000	1,143,533
New Mexico Hospital Equipment Loan Council
Hospital System RB (Presbyterian Healthcare) Series 2008A	5.25%		08/01/15		500,000	550,405
Hospital System RB (Presbyterian Healthcare) Series 2008A	5.50%		08/01/16		10,000	11,171

						4,174,802

 Schwab Tax-Free Bond Fund™

Portfolio Holdings (Unaudited) continued

Issuer		Effective	Final		Face Amount	Value
Type of Security, Series	Rate	Maturity*	Maturity *		($)	($)

NEW YORK 6.0%
Lake Success
GO Refunding Bonds Series 2010B	4.00%		12/01/15		450,000	501,413
GO Refunding Bonds Series 2010B	4.00%		12/01/18		360,000	396,990
GO Refunding Bonds Series 2010B	4.00%		12/01/19		125,000	136,335
GO Refunding Bonds Series 2010B	4.00%		12/01/20		305,000	330,074
Long Island Power Auth
Electric System General RB Series 2009A	5.00%		04/01/15		570,000	643,319
Nassau Cnty Interim Finance Auth
Sales Tax Secured Bonds Series 2009A	5.00%		11/15/18		145,000	170,872
New York City
GO Bonds Fiscal 2002 Series G	5.75%	08/01/12	08/01/16	(a)	60,000	65,141
New York City Transitional Finance Auth
Future Tax Secured Refunding Bonds Fiscal 2003 Series B	5.25%		02/01/29		1,000,000	1,006,790
Future Tax Secured Sub RB Fiscal 2010 Series C1	4.00%		08/01/16		3,000,000	3,346,800
Future Tax Secured Sub RB Fiscal 2010 Series I2	5.00%		11/01/17		1,000,000	1,174,390
Future Tax Secured Sub RB Fiscal 2010 Series I2	5.00%		11/01/18		1,000,000	1,173,720
Future Tax Secured Sub RB Fiscal 2010 Series I2	5.00%		11/01/19		1,000,000	1,168,980
Future Tax Secured Sub RB Fiscal 2010 Series I2	5.00%		11/01/20		1,000,000	1,160,230
New York State Dormitory Auth
Master BOCES Program Lease RB (Oneida Herkimer Madison) Series 2008	5.25%		08/15/16		950,000	1,095,036
Mental Health Services Facilities RB Series 2010A	4.00%		02/15/12		200,000	206,990
Mental Health Services Facilities RB Series 2010A	4.00%		02/15/13		1,000,000	1,060,600
RB (Cornell Univ) Series 1990B	5.00%		07/01/18		380,000	446,063
RB (Orange Regional Medical Center) Series 2008	5.50%		12/01/11		370,000	376,697
State Personal Income Tax RB Series 2009A	5.00%		02/15/18		3,000,000	3,465,630
New York State Environmental Facilities Corp
State Clean Water & Drinking Water Revolving Funds Sub RB Series 2010A	5.00%		06/15/26		4,000,000	4,387,520
New York State Thruway Auth
Local Highway & Bridge Service Contract Bonds Series 2009	4.00%		04/01/16		605,000	664,562
Local Highway & Bridge Service Contract Bonds Series 2009	5.00%		04/01/16		1,775,000	2,038,925
Local Highway & Bridge Service Contract Bonds Series 2009	4.00%		04/01/17		800,000	874,216
New York State Urban Development Corp
State Personal Income Tax RB Series 2009A1	5.00%		12/15/17		570,000	671,033

						26,562,326

NORTH CAROLINA 1.5%
Durham Cnty
COP Series 2009A	4.00%		06/01/18		2,000,000	2,169,680
North Carolina Medical Care Commission
Health Care Facilities Refunding RB (Blue Ridge) Series 2010A	4.00%		01/01/15		1,415,000	1,475,533
Health Care Facilities Refunding RB (Blue Ridge) Series 2010A	4.00%		01/01/17		1,390,000	1,420,844
Health Care Facilities Refunding RB (Blue Ridge) Series 2010A	3.50%		01/01/18		370,000	356,314
Winston-Salem
GO Refunding Bonds Series 2010B	5.00%		06/01/22		835,000	967,598

						6,389,969

OHIO 2.4%
Bowling Green State Univ
General Receipts Bonds Series 2010A	2.00%		06/01/12		125,000	126,180
General Receipts Bonds Series 2010A	3.00%		06/01/13		1,495,000	1,541,151
Butler Cnty
Hospital Facilities RB (UC Health) Series 2010	3.00%		11/01/14		635,000	633,597
Hospital Facilities RB (UC Health) Series 2010	3.00%		11/01/15		705,000	691,076
Cleveland
Airport System RB Series 2009C	3.00%		01/01/11		3,300,000	3,305,511
Mahoning Cnty Career & Technical Center
COP Series 2008	6.25%	12/01/11	12/01/36	(a)	190,000	200,942
Ohio Water Development Auth
RB (Pollution Control Loan Fund) Series 2010A	5.00%		12/01/24		1,500,000	1,665,000

 Schwab Tax-Free Bond Fund™

Portfolio Holdings (Unaudited) continued

Issuer		Effective	Final		Face Amount	Value
Type of Security, Series	Rate	Maturity*	Maturity *		($)	($)
Univ of Toledo
General Receipts Bonds Series 2010	4.00%		06/01/20		1,970,000	2,015,369
Westerville
GO Limited Tax Bonds Series 2010	4.00%		12/01/18		420,000	468,296

						10,647,122

OKLAHOMA 0.9%
Grady Cnty School Finance Auth
Educational Facilities Lease RB (Bridge Creek Public Schools) Series 2008	5.00%		09/01/16	(f)	945,000	1,075,533
Oklahoma Cnty Finance Auth
Educational Facilities Lease RB (Putnam Public Schools) Series 2010	3.00%		03/01/11		1,000,000	1,004,590
Oklahoma Water Resources Board
RB Series 2010	5.00%		04/01/26		1,290,000	1,423,773
RB Series 2010	5.00%		04/01/28		460,000	500,093

						4,003,989

OREGON 0.3%
Chemeketa Community College District
GO Bonds Series 2008	5.50%		06/15/24		425,000	481,457
Columbia River People’s Utility District
Electric System Revenue Obligations Series 2008B	5.50%	12/01/10	12/01/19	(a)	125,000	125,000
Forest Grove
Student Housing RB (Oak Tree Foundation) Series 2007	5.00%		03/01/14	(c)(d)	910,000	916,425

						1,522,882

PENNSYLVANIA 3.6%
Lehigh Cnty General Purpose Auth
Hospital RB (St Luke’s Hospital of Bethlehem) Series 2003	5.38%	08/15/13	08/15/33	(a)	1,900,000	2,130,071
Montgomery Cnty Higher Education & Health Auth
RB (Arcadia Univ) Series 2010	5.25%		04/01/30		1,060,000	1,066,137
Pennsylvania
COP (Dept of Corrections) Series 2010A	3.00%		04/01/18		845,000	841,671
COP (Dept of Corrections) Series 2010A	3.05%		10/01/18		1,830,000	1,822,369
COP (Dept of Corrections) Series 2010A	3.25%		04/01/19		1,160,000	1,152,425
COP (Dept of Corrections) Series 2010A	3.30%		10/01/19		1,005,000	998,116
COP (Dept of Corrections) Series 2010A	3.50%		04/01/20		680,000	675,696
Pennsylvania Economic Development Financing Auth
Solid Waste Disposal RB (Waste Management) Series 2006	2.75%		09/01/13		2,000,000	2,030,180
Pennsylvania Higher Educational Facilities Auth
RB (Univ of Pennsylvania) Series 2009A	5.00%		09/01/19		1,200,000	1,407,528
Pennsylvania Intergovernmental Coop Auth
Special Tax Refunding RB (Philadelphia Funding Program) Series 2010	5.00%		06/15/18		2,000,000	2,324,960
Special Tax Refunding RB (Philadelphia Funding Program) Series 2010	5.00%		06/15/20		1,070,000	1,233,817

						15,682,970

PUERTO RICO 1.4%
Puerto Rico
Public Improvement Refunding Bonds Series 2006A	5.00%		07/01/16		1,750,000	1,860,040
Puerto Rico Electric Power Auth
Power RB Series CCC	5.25%		07/01/27		4,000,000	4,108,920

						5,968,960

RHODE ISLAND 0.0%
Rhode Island Housing & Mortgage Finance Corp
Homeownership Opportunity Bonds Series 10A	6.50%		10/01/22	(f)	20,000	20,017

 Schwab Tax-Free Bond Fund™

Portfolio Holdings (Unaudited) continued

Issuer		Effective	Final		Face Amount	Value
Type of Security, Series	Rate	Maturity*	Maturity *		($)	($)

SOUTH CAROLINA 0.9%
Beaufort-Jasper Water & Sewer Auth
Waterworks & Sewer System Refunding RB Series 2010B	5.00%		03/01/21		385,000	452,837
Waterworks & Sewer System Refunding RB Series 2010B	5.00%		03/01/22		570,000	670,355
Waterworks & Sewer System Refunding RB Series 2010B	5.00%		03/01/23		495,000	580,813
Medical Univ Hospital Auth
Hospital Facilities Refunding RB Series 2002A	6.50%	08/15/12	08/15/32	(a)(f)	2,000,000	2,198,900
South Carolina Jobs Economic Development Auth
Hospital Refunding & Improvement RB (Palmetto Health) Series 2009	3.00%		08/01/12		95,000	95,890

						3,998,795

SOUTH DAKOTA 0.3%
South Dakota Health & Educational Facilities Auth
RB (Sanford Health) Series 2009	5.00%		11/01/16		385,000	423,565
RB (Sanford Health) Series 2009	5.00%		11/01/17		1,000,000	1,090,700

						1,514,265

TENNESSEE 0.6%
Memphis
Electric System Sub Refunding RB Series 2010	2.50%		12/01/14		270,000	280,217
Electric System Sub Refunding RB Series 2010	5.00%		12/01/14		1,000,000	1,134,380
Electric System Sub Refunding RB Series 2010	4.00%		12/01/16		1,000,000	1,105,310

						2,519,907

TEXAS 5.9%
Alvin ISD
GO Bonds Series 2010A	5.00%		02/15/17	(a)	1,175,000	1,378,052
Arlington
Permanent Improvement Refunding Bonds Series 2010A	4.00%		08/15/18	(a)	1,540,000	1,685,022
Permanent Improvement Refunding Bonds Series 2010A	4.00%		08/15/19	(a)	1,595,000	1,725,168
Permanent Improvement Refunding Bonds Series 2010A	4.00%		08/15/21	(a)	1,000,000	1,049,180
Collin Cnty
Limited Tax Refunding & Permanent Improvement Bonds Series 2009A	4.00%		02/15/19		745,000	818,666
Conroe ISD
Unlimited Tax Refunding Bonds Series 2004B	1.50%		02/15/12	(a)	10,000	10,116
Unlimited Tax Refunding Bonds Series 2004B	2.00%		02/15/13	(a)(f)	80,000	81,806
Unlimited Tax Refunding Bonds Series 2004B	3.50%		02/15/19	(a)	400,000	424,900
Del Valle ISD
Unlimited Tax Refunding Bonds Series 2010	4.00%		02/01/12	(a)	250,000	259,790
Unlimited Tax Refunding Bonds Series 2010	4.00%		02/01/13	(a)	250,000	266,215
El Paso
Water & Sewer Refunding RB Series 2008C	5.00%		03/01/19		500,000	566,050
Fort Bend Cnty
Limited Tax & Refunding Bonds Series 2009	5.00%		03/01/17		250,000	292,533
Fort Bend ISD
Unlimited Tax Refunding Bonds Series 2005	2.00%		02/15/11	(a)	750,000	752,452
Fort Worth
Combination Tax & Parking Revenue GO Bonds Series 2009	4.45%		03/01/18	(c)	2,000,000	2,168,980
Galveston Cnty
Limited Tax Flood Control Bonds Series 2009C1	3.00%		02/01/15		110,000	115,720
Limited Tax Flood Control Bonds Series 2009C1	3.00%		02/01/16		105,000	110,334
Limited Tax Flood Control Bonds Series 2009C1	3.50%		02/01/18		550,000	583,247
Harris Cnty Cultural Education Facilities Finance Corp
Refunding RB (Methodist Hospital System) Series 2009B2	5.00%	06/01/13	12/01/41		1,000,000	1,090,010
Houston
Combined Utility System First Lien Refunding RB Series 2004C1	5.00%	05/15/11	05/15/34	(f)	1,000,000	1,018,590
Katy ISD
Refunding Bonds Series 2010A	4.00%		02/15/13	(a)	1,200,000	1,280,568
Klein ISD
Unlimited Tax Refunding Bonds Series 2009A	4.00%		08/01/17		810,000	912,157

 Schwab Tax-Free Bond Fund™

Portfolio Holdings (Unaudited) continued

Issuer		Effective	Final		Face Amount	Value
Type of Security, Series	Rate	Maturity*	Maturity *		($)	($)
Lone Star College System
Maintenance Tax Notes Series 2009	3.25%		09/15/18		150,000	158,891
Maintenance Tax Notes Series 2009	5.00%		09/15/24		1,000,000	1,114,130
Maintenance Tax Notes Series 2009	5.00%		09/15/25		775,000	857,274
San Antonio
Electric & Gas Systems Refunding RB Series 2002	5.38%		02/01/14		1,000,000	1,130,770
Electric & Gas Systems Refunding RB Series 2009D	5.00%		02/01/17		1,130,000	1,324,123
South San Antonio ISD
Unlimited Tax Refunding Bonds Series 2010	5.00%		08/15/21	(a)	2,450,000	2,790,550
Travis Cnty
Limited Tax Refunding Bonds Series 2009	5.00%		03/01/18		1,875,000	2,205,506

						26,170,800

UTAH 0.7%
Riverton
RB (IHC Health Services) Series 2009	5.00%		08/15/15		950,000	1,072,208
Salt Lake Cnty
Sales Tax Refunding RB Series 2010A	3.00%		02/01/15		725,000	771,726
Sales Tax Refunding RB Series 2010A	3.00%		02/01/16		300,000	320,109
Sales Tax Refunding RB Series 2010A	4.00%		02/01/17		645,000	721,001

						2,885,044

VIRGINIA 2.9%
Arlington Cnty IDA
Hospital Refunding RB (Virginia Hospital Center) Series 2010	5.00%		07/01/18		2,700,000	2,980,692
Chesterfield Cnty Economic Development Auth
Public Facility Refunding RB (Juvenile Courts) Series 2010A	2.00%		01/01/16		855,000	854,171
Public Facility Refunding RB (Juvenile Courts) Series 2010A	2.50%		01/01/17		500,000	501,680
Public Facility Refunding RB (Juvenile Courts) Series 2010A	3.00%		01/01/18		205,000	208,274
Public Facility Refunding RB (Juvenile Courts) Series 2010A	4.00%		01/01/19		455,000	486,741
Public Facility Refunding RB (Juvenile Courts) Series 2010A	3.00%		01/01/20		800,000	779,632
Fairfax Cnty IDA
Health Care RB (Inova Health System) Series 2009C	5.00%		05/15/25		90,000	93,581
Hospital RB (Inova Health System) Series 2009A	5.00%		05/15/17		90,000	101,496
Henrico Cnty
GO Public Improvement Refunding Bonds Series 2009	4.00%		03/01/18		165,000	186,080
Leesburg
GO Refunding Bonds Series 2009B	4.00%		02/01/12		200,000	208,022
GO Refunding Bonds Series 2009B	3.00%		02/01/13		60,000	62,453
Prince William Cnty
GO Refunding Bonds Series 2010A	3.00%		08/01/17		750,000	796,065
GO Refunding Bonds Series 2010A	5.00%		08/01/17		2,000,000	2,387,540
Richmond
GO Bonds Series 2009A	4.00%		07/15/16		85,000	95,139
GO Bonds Series 2009A	5.00%		07/15/28		60,000	65,200
GO Bonds Series 2009B	4.00%		07/15/14		2,545,000	2,790,745
Virginia Housing Development Auth
Homeownership Mortgage Bonds Series 2010A	4.00%		03/01/20		225,000	227,309

						12,824,820

WASHINGTON 0.6%
Energy Northwest
Electric Refunding RB (Project No. 3) Series 2009A	5.25%		07/01/18		1,000,000	1,185,710
Kent SD No. 415
Unlimited Tax GO Refunding Bonds Series 1993A	5.55%		12/01/11		130,000	132,193
Washington
GO Bonds Series 1990A	6.75%		02/01/15		1,000,000	1,103,590

						2,421,493

WISCONSIN 2.5%
Kaukauna Area SD
GO Refunding Bonds	2.00%		03/01/12	(e)	1,100,000	1,112,056

 Schwab Tax-Free Bond Fund™

Portfolio Holdings (Unaudited) continued

Issuer		Effective	Final		Face Amount	Value
Type of Security, Series	Rate	Maturity*	Maturity *		($)	($)
GO Refunding Bonds	3.00%		03/01/13	(e)	1,000,000	1,035,890
GO Refunding Bonds	3.00%		03/01/14	(e)	1,745,000	1,815,725
GO Refunding Bonds	3.00%		03/01/15	(e)	1,000,000	1,037,170
Wisconsin
General Fund Annual Appropriation Bonds Series 2009A	6.00%		05/01/26		1,000,000	1,140,080
Wisconsin Health & Educational Facilities Auth
RB (Aurora Health Care) Series 2009B1	4.75%	08/15/14	08/15/25		1,475,000	1,557,275
RB (Aurora Health Care) Series 2009B2	5.13%	08/15/16	08/15/27		1,250,000	1,337,400
RB (Children’s Hospital of Wisconsin) Series 2008B	4.20%		08/15/18		450,000	472,320
RB (Children’s Hospital of Wisconsin) Series 2008B	5.38%		08/15/24		1,050,000	1,135,785
RB (Thedacare) Series 2010	2.50%		12/15/10		300,000	300,102

						10,943,803

Total Fixed-Rate Obligations
(Cost $407,301,071)						416,299,232

Variable-Rate Obligations 7.9% of net assets

CALIFORNIA 4.0%
California
Economic Recovery Bonds Series 2004C3	0.26%	12/01/10	07/01/23	(a)	3,300,000	3,300,000
California Infrastructure & Economic Development Bank
RB (Orange Cnty Performing Arts Center) Series 2008A	0.28%	12/01/10	07/01/34	(a)	1,000,000	1,000,000
Irvine Assessment District
Limited Obligation Improvement Bonds (Assessment District No. 03-19) Series A	0.27%	12/01/10	09/02/29	(a)	5,900,000	5,900,000
Limited Obligation Improvement Bonds (Assessment District No. 03-19) Series B	0.27%	12/01/10	09/02/29	(a)	4,000,000	4,000,000
M-S-R Public Power Agency
Sub Lien RB Series 2008M	0.30%	12/01/10	07/01/22	(a)	3,500,000	3,500,000

						17,700,000

ILLINOIS 1.2%
Chicago
GO Refunding Bonds Series 2007F	0.75%	12/01/10	01/01/42	(b)	5,300,000	5,300,000

MASSACHUSETTS 0.3%
Massachusetts
GO Refunding Bonds Series 2010A	0.54%	12/02/10	02/01/12		1,500,000	1,501,455

NEW JERSEY 0.7%
New Jersey Economic Development Auth
School Facilities Construction Bonds Series 2006R1	0.26%	12/01/10	09/01/31	(a)	3,000,000	3,000,000

PENNSYLVANIA 0.8%
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center) Series 2010F	1.35%	12/02/10	05/15/38		1,500,000	1,503,765
Harrisburg Auth
Bonds (West Brandywine) Sub Series 2001D	1.15%	12/02/10	03/01/34	(a)(b)	2,000,000	2,000,000

						3,503,765

TENNESSEE 0.9%
Clarksville Public Building Auth
Pooled Financing RB Series 2003	0.30%	12/01/10	01/01/33	(a)	4,000,000	4,000,000

Total Variable-Rate Obligations
(Cost $35,000,000)						35,005,220

End of Investments.

 Schwab Tax-Free Bond Fund™

Portfolio Holdings (Unaudited) continued

At 11/30/10, the tax basis cost of the fund’s investments was $442,332,189 and the unrealized appreciation and depreciation were $10,282,526 and ($1,310,263), respectively, with a net unrealized appreciation of $8,972,263.

*	The effective maturity is the put or demand feature of a security or for variable-rate obligations it is the next interest rate change date. The final maturity date is the final legal maturity of a security.
(a)	Credit-enhanced security.
(b)	Liquidity-enhanced security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,085,405 or 0.7% of net assets.
(d)	Illiquid security. At the period end, the value of these amounted to $916,425 or 0.2% of net assets.
(e)	Delayed-delivery security
(f)	All or a portion of this security is held as collateral for delayed-delivery securities.
(g)	Zero Coupon Bond.

COP —	Certificate of participation
GO —	General obligation
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
IDB —	Industrial development board
ISD —	Independent school district
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
USD —	Unified school district

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

 Schwab Tax-Free Bond Fund™

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of November 30, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Fixed-Rate Obligations(a)	$—	$416,299,232	$—	$416,299,232
Variable-Rate Obligations(a)	—	35,005,220	—	35,005,220

Total	$—	$451,304,452	$—	$451,304,452

*	The fund had no Other Financial Investments.
(a)	As categorized in Portfolio Holdings.

REG46022NOV10

Schwab Investments
Schwab California Tax-Free Bond Fund™

Portfolio Holdings As of November 30, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). The effective maturity date is the date of a put or demand feature, if the security has one. The final maturity date is the final legal maturity of the security. For variable-rate obligations, the rate shown is the rate as of the report date, and the effective maturity date shown is the next interest rate change date and the final maturity date is the final legal maturity of the security.

			Cost	Value
Holdings by Category			($)	($)

95.0%		Fixed-Rate Obligations	383,754,496	392,036,367
7.3%		Variable-Rate Obligations	30,410,000	30,382,981

102.3%		Total Investments	414,164,496	422,419,348
(2	.3)%	Other Assets and Liabilities, Net		(9,602,577)

100.0%		Net Assets		412,816,771

Issuer		Effective	Final		Face Amount	Value
Type of Security, Series	Rate	Maturity*	Maturity *		($)	($)

Fixed-Rate Obligations 95.0% of net assets

CALIFORNIA 92.4%
Acton-Agua Dulce USD
GO Bonds Series A	5.00%		08/01/26	(g)	1,190,000	1,264,672
Alameda Corridor Transportation Auth
Sr Lien RB Series 1999A	5.13%		10/01/16	(g)	1,170,000	1,178,950
Alameda-Contra Costa Transit District
COP (FHR Computer System Financing) Series 2007	4.00%		08/01/12	(g)	810,000	844,449
Anaheim Public Financing Auth
Lease Refunding RB Series 2008	4.50%		08/01/17		1,165,000	1,283,807
RB (Water System) Series 2008	5.00%		10/01/37		1,495,000	1,523,988
Sr Lease RB Series 1997A	6.00%		09/01/24	(a)(g)	5,000,000	5,696,500
Assoc of Bay Area Governments
RB (Casa de las Campanas) Series 2010	5.13%		09/01/20	(a)(g)	5,000,000	5,074,350
RB (Channing House) Series 2010	5.25%		05/15/20	(a)	2,000,000	2,038,740
RB (Sharp HealthCare) Series 2009B	6.00%		08/01/24	(g)	925,000	1,020,062
Tax Allocation RB (California Redevelopment Agency Pool) Series 1997A6	5.25%		12/15/17	(a)	95,000	95,134
Berkeley
COP (Berkeley Animal Shelter) Series 2010	5.75%		08/01/30		575,000	610,397
Beverly Hills Public Finance Auth
Lease RB Series 2010A	4.00%		06/01/13		800,000	857,544
Lease RB Series 2010A	4.00%		06/01/14		160,000	174,253
Lease RB Series 2010A	4.00%		06/01/15		155,000	170,646
Lease RB Series 2010A	4.00%		06/01/16		100,000	110,962
California
Economic Recovery Bonds Series 2004A	5.00%		07/01/12		1,310,000	1,392,242
Economic Recovery Bonds Series 2004A	5.25%		07/01/13	(a)	165,000	184,010
Economic Recovery Bonds Series 2004A	5.25%		07/01/13		225,000	246,735
GO Bonds	5.00%		11/01/19	(f)	3,000,000	3,281,760
GO Bonds	5.00%	02/01/12	02/01/21	(a)	600,000	631,290
GO Bonds	5.00%		11/01/24	(f)	4,250,000	4,322,930
GO Bonds	5.00%		11/01/25	(f)	5,000,000	5,026,950
GO Bonds	5.25%	04/01/12	04/01/32	(a)	4,845,000	5,153,142
GO Bonds Series 2000	5.63%		05/01/18		50,000	50,628
RAN 2010-2011 Series A2	3.00%		06/28/11		3,000,000	3,023,040
California Dept of Water Resources
Power Supply RB Series 2002A	6.00%	05/01/12	05/01/15	(a)	750,000	815,490
Power Supply RB Series 2002A	5.50%	05/01/12	05/01/16	(a)	4,110,000	4,439,992

 1

 Schwab California Tax-Free Bond Fund™

Portfolio Holdings (Unaudited) continued

Issuer		Effective	Final		Face Amount	Value
Type of Security, Series	Rate	Maturity*	Maturity *		($)	($)
Power Supply RB Series 2002A	5.38%	05/01/12	05/01/17	(a)	1,860,000	2,006,084
Power Supply RB Series 2002A	5.75%	05/01/12	05/01/17	(a)(g)	3,000,000	3,251,400
Power Supply RB Series 2002A	5.38%	05/01/12	05/01/18	(a)	2,590,000	2,793,419
Power Supply RB Series 2005F5	5.00%		05/01/22		3,000,000	3,266,910
Power Supply RB Series 2008H	4.50%		05/01/17		1,900,000	2,128,551
Power Supply RB Series 2010M	4.00%		05/01/16		7,000,000	7,699,440
Power Supply RB Series 2010M	4.00%		05/01/19		1,000,000	1,073,830
Water System RB (Central Valley) Series AE	5.00%		12/01/21		55,000	61,240
Water System RB (Central Valley) Series AI	5.00%		12/01/16	(f)	2,000,000	2,266,020
California Educational Facilities Auth
RB (Pomona College) Series 2009A	5.00%		01/01/24	(g)	2,050,000	2,252,581
RB (Univ of Southern California) Series 2009A	5.00%		10/01/39		1,000,000	1,018,080
RB (Univ of Southern California) Series 2009C	5.25%		10/01/24	(g)	2,000,000	2,314,240
California Health Facilities Financing Auth
Insured RB (NCROC Paradise Valley Estates) Series 2005	4.25%		12/01/12	(a)(g)	100,000	103,404
Insured RB (NCROC Paradise Valley Estates) Series 2005	4.38%		12/01/13	(a)(g)	170,000	178,588
Insured RB (NCROC Paradise Valley Estates) Series 2005	4.63%		12/01/15	(a)	200,000	213,916
Insured RB (NCROC Paradise Valley Estates) Series 2005	4.75%		12/01/16	(a)	340,000	364,891
Insured RB (NCROC Paradise Valley Estates) Series 2005	4.88%		12/01/17	(a)	200,000	212,970
Insured RB (NCROC Paradise Valley Estates) Series 2005	5.00%		12/01/18	(a)	175,000	184,788
RB (Adventist Health System West) Series 2009C	5.00%		03/01/14		750,000	813,180
RB (Catholic Healthcare West) Series 2009B	5.00%	07/02/12	07/01/28	(g)	3,925,000	4,129,885
RB (Catholic Healthcare West) Series 2009F	5.00%	07/01/14	07/01/27		1,500,000	1,635,075
RB (Scripps Health) Series 2008A	5.00%		10/01/16	(g)	3,285,000	3,670,987
RB (Scripps Health) Series 2010A	5.00%		11/15/36		2,500,000	2,405,050
RB (St. Joseph Health System) Series 2009A	5.75%		07/01/39		1,800,000	1,858,914
RB (St. Joseph Health System) Series 2009C	5.00%	10/16/14	07/01/34		3,000,000	3,316,920
RB (Sutter Health) Series 2008A	5.00%		08/15/12	(g)	1,705,000	1,808,323
California Infrastructure & Economic Development Bank
RB (California Independent Systems Operator) Series 2009A	5.25%		02/01/21		2,900,000	3,102,913
RB (Sanford Consortium) Series 2010A	4.00%		05/15/17		315,000	344,752
RB (Sanford Consortium) Series 2010A	4.00%		05/15/18		775,000	836,055
RB (Sanford Consortium) Series 2010A	4.50%		05/15/19		500,000	547,785
RB (Sanford Consortium) Series 2010A	5.00%		05/15/20		360,000	408,082
RB (USC-Soto St Health Sciences Building) Series 2010	5.00%		12/01/19		470,000	543,621
RB (USC-Soto St Health Sciences Building) Series 2010	3.25%		12/01/21		1,000,000	979,140
RB (USC-Soto St Health Sciences Building) Series 2010	5.00%		12/01/23		720,000	793,807
Refunding RB (J. Paul Getty Trust) Series 2007A1	2.50%	04/01/13	10/01/47	(g)	2,000,000	2,060,900
Refunding RB (Pepperdine Univ) Series 2010	5.00%		11/01/25		250,000	263,210
Refunding RB (Pepperdine Univ) Series 2010	5.00%		11/01/26		500,000	520,775
Refunding RB (Pepperdine Univ) Series 2010	5.00%		11/01/27		300,000	311,346
Refunding RB (Pepperdine Univ) Series 2010	5.00%		11/01/29		500,000	510,430
California Municipal Finance Auth
Solid Waste Disposal RB (Waste Management) Series 2004	3.00%		09/01/14		1,800,000	1,839,708
Solid Waste Disposal RB (Waste Management) Series 2008A	1.63%	09/01/11	02/01/19		1,000,000	999,620
Solid Waste Refunding RB (Republic Services) Series 2010	0.88%	01/03/11	09/01/21		2,000,000	1,999,980
California Public Works Board
Lease RB Series 2009I1	6.63%		11/01/34		2,750,000	2,973,520
Lease RB (California State Univ) Series 2009J	6.00%		11/01/29		450,000	478,359
Lease RB (Dept of Corrections) Series 1993E	5.50%		06/01/15		555,000	588,039
California School Cash Reserve Program Auth
Sr Bonds 2010-2011 Series A	2.00%		03/01/11		3,000,000	3,011,040
California Statewide Communities Development Auth
Collateralized RB (Sunnyside/Vermont) Series 2001A	7.00%		04/20/36	(a)	3,845,000	4,062,396
M/F Housing RB (740 S Olive St Apts) Series 2009L	2.10%		07/20/14	(a)	630,000	629,553
RB (Cottage Health System) Series 2010	5.00%		11/01/16		225,000	245,383
RB (Cottage Health System) Series 2010	5.00%		11/01/17		475,000	514,748
RB (Cottage Health System) Series 2010	5.00%		11/01/18		600,000	640,326
RB (Enloe Medical Center) Series 2008A	5.25%		08/15/12	(a)	975,000	1,025,993
RB (Enloe Medical Center) Series 2008A	5.50%		08/15/13	(a)	250,000	270,340
RB (Kaiser Permanente) Series 2002C	3.85%	06/01/12	11/01/29		550,000	568,117
RB (Kaiser Permanente) Series 2009A	5.00%		04/01/14		4,900,000	5,341,098
RB (Proposition 1A Receivables) Series 2009	5.00%		06/15/13		5,700,000	6,102,762
RB (St. Joseph Health System) Series 2000	4.50%		07/01/18		5,515,000	5,613,608
Refunding RB (John Muir/Mt Diablo Health System) Series 2005A	5.00%		05/01/13		25,000	26,562

2

 Schwab California Tax-Free Bond Fund™

Portfolio Holdings (Unaudited) continued

Issuer		Effective	Final		Face Amount	Value
Type of Security, Series	Rate	Maturity*	Maturity *		($)	($)
Sr Living RB (Southern California Presbyterian Homes) Series 2009	5.25%		11/15/14		835,000	868,124
Carmichael
Water District COP Refunding RB	5.00%		11/01/25		610,000	652,785
Water District COP Refunding RB	5.00%		11/01/26		820,000	870,660
Water District COP Refunding RB	5.00%		11/01/29		2,000,000	2,077,560
Carson Redevelopment Agency
Tax Allocation Sub Bonds (Merged & Amended Area) Series 2003D	6.00%	01/01/14	01/01/35	(a)	500,000	575,580
Central Valley Financing Auth
Refunding RB (Carson Ice Cogeneration) Series 2009	3.00%		07/01/11		825,000	833,663
Chula Vista Public Financing Auth
COP (Capital Facilities Refunding Projects) Series 2010	5.50%		03/01/33		2,000,000	1,911,420
Citrus Heights Water District
Revenue Refunding COP Series 2010	3.00%		10/01/13		200,000	206,754
Revenue Refunding COP Series 2010	4.00%		10/01/17		235,000	246,294
Revenue Refunding COP Series 2010	4.00%		10/01/20		120,000	118,174
East Bay Municipal Utility District
Water System Sub Refunding RB Series 2010A	5.00%		06/01/30		2,000,000	2,109,780
East Bay Regional Park District
GO Bonds Series 2009A	5.00%		09/01/29		1,895,000	2,024,902
GO Refunding Bonds Series 2008	5.00%		09/01/13		135,000	150,359
Elsinore Valley Municipal Water District
Refunding COP Series 1992A	6.00%		07/01/12		1,720,000	1,763,017
Fresno
Water System RB Series 2010A1	5.50%		06/01/21		2,000,000	2,263,760
Water System RB Series 2010A1	5.50%		06/01/22		3,900,000	4,335,552
Gilroy Public Facilities Financing Auth
Refunding BAN Series 2010	3.00%		11/01/13		3,000,000	3,053,280
Golden State Tobacco Securitization Corp
Tobacco Settlement Asset-Backed Bonds Series 2003A1	6.25%	06/01/13	06/01/33	(a)	6,645,000	7,275,544
Golden West Schools Financing Auth
GO RB (Rowland USD) Series 2005	5.25%		09/01/24		1,675,000	1,833,254
Huntington Beach Public Finance Auth
Lease Refunding RB Series 2010A	5.00%		09/01/30		1,000,000	1,008,370
Irvine Ranch Water District
COP Refunding Series 2010	5.00%		03/01/23		1,450,000	1,613,168
COP Refunding Series 2010	5.00%		03/01/25		2,540,000	2,769,387
COP Refunding Series 2010	5.00%		03/01/27		3,100,000	3,329,958
Long Beach
Harbor Refunding RB Series 2010B	5.00%		05/15/24		5,000,000	5,357,600
Los Angeles
Airport Sr RB Series 2010A	4.00%		05/15/20		500,000	514,275
Judgement Obligation Bonds Series 2010A	5.00%		06/01/20		5,690,000	6,234,704
Los Angeles Cnty
TRAN 2010-2011 Series A	2.00%		06/30/11		1,500,000	1,513,785
Los Angeles Cnty Public Works Financing Auth
Lease RB (Multiple Capital Projects I) Series 2010A	5.00%		08/01/17		1,975,000	2,197,938
Los Angeles Community College District
GO Bonds Series 2009A	6.00%		08/01/33		1,750,000	1,923,267
Los Angeles Community Redevelopment Agency
Lease RB (Vermont Manchester Social Services) Series 2005	5.00%		09/01/17		1,340,000	1,402,618
Los Angeles Dept of Airports
Airport Sub RB (Los Angeles International Airport) Series 2010B	5.00%		05/15/21		430,000	464,254
Airport Sub RB (Los Angeles International Airport) Series 2010B	5.00%		05/15/23		1,290,000	1,358,460
Los Angeles Dept of Water & Power
Power System RB Series 2001A1	5.25%		07/01/14		1,355,000	1,388,238
Power System RB Series 2008A2	5.00%		07/01/13		500,000	549,155
Power System RB Series 2008A2	5.00%		07/01/16		740,000	857,031
Power System RB Series 2009B	5.25%		07/01/23		2,750,000	3,080,082
Los Angeles Municipal Improvement Corp
Lease RB (Capital Equipment) Series 2007A	5.00%		08/01/14		175,000	193,246
Lease RB (Capital Equipment) Series 2009A	4.00%		04/01/14		230,000	247,584
Lease RB (Capital Equipment) Series 2009C	4.00%		09/01/16		1,600,000	1,715,232
Lease RB (Real Property) Series 2009E	5.00%		09/01/13		500,000	541,665
Lease RB (Real Property) Series 2009E	5.00%		09/01/26		1,750,000	1,744,207

 3

 Schwab California Tax-Free Bond Fund™

Portfolio Holdings (Unaudited) continued

Issuer		Effective	Final		Face Amount	Value
Type of Security, Series	Rate	Maturity*	Maturity *		($)	($)
Lease RB (Real Property) Series 2009E	5.25%		09/01/29		1,000,000	1,002,700
Los Angeles USD
GO Bonds Series 2007E	5.00%		07/01/24		525,000	551,056
GO Refunding Bonds Series 2010A	4.00%		07/01/13		3,020,000	3,232,397
TRAN 2010-2011 Series A	2.00%		06/30/11		1,000,000	1,008,010
Lynwood Public Financing Auth
Lease Refunding RB (Public Capital Improvement) Series 2003	5.00%		09/01/18		1,000,000	1,057,140
M-S-R Public Power Agency
Sub Lien RB Series 2008L	5.00%		07/01/16	(a)	1,065,000	1,221,310
Sub Lien RB Series 2008L	5.00%		07/01/17	(a)	855,000	980,540
Malibu
City Hall COP Series 2009A	4.00%		07/01/14		70,000	75,111
City Hall COP Series 2009A	4.00%		07/01/17		100,000	107,411
City Hall COP Series 2009A	4.00%		07/01/18		75,000	79,682
City Hall COP Series 2009A	5.00%		07/01/20		75,000	83,038
City Hall COP Series 2009A	5.00%		07/01/21		110,000	121,020
City Hall COP Series 2009A	5.00%		07/01/22		150,000	162,269
City Hall COP Series 2009A	5.00%		07/01/32		870,000	882,693
City Hall COP Series 2009A	5.00%		07/01/39		2,100,000	2,111,550
Marina Jt Powers Financing Auth
M/F Housing RB (Abrams B Apts) Series 2006	3.90%	11/15/16	11/15/36	(a)	3,075,000	3,219,617
Menifee USD
GO Bonds Series A	5.50%		08/01/27		425,000	459,982
GO Bonds Series A	5.50%		08/01/29		180,000	192,024
Mojave Water Agency
Revenue COP Series 2009A	5.50%		06/01/29		5,590,000	5,896,220
Mt. Diablo Hospital District
Insured Hospital RB Series 1993A	5.00%		12/01/13	(a)	2,685,000	2,828,674
Newport Beach
RB (Hoag Memorial Hospital Presbyterian) Series 2009D	5.00%	02/07/13	12/01/38		2,500,000	2,674,475
Northern California Transmission Agency
RB (California-Oregon Transmission) Series 1990A	7.00%		05/01/13		1,000,000	1,070,360
Oceanside Community Development Commission
M/F Rental Housing Refunding RB (Vista Del Oro Apts) Series 2001A	4.45%	04/01/11	04/01/31	(a)	1,250,000	1,250,712
Ohlone Community College District
GO Refunding Bonds Series 2010	4.00%		08/01/25		1,615,000	1,574,657
Orange Cove Irrigation District
Water Refunding RB Series 2009	3.75%		02/01/16		1,190,000	1,230,043
Water Refunding RB Series 2009	4.00%		02/01/17		1,465,000	1,520,875
Palomar Pomerado Health
COP 2009	5.50%		11/01/19		3,000,000	3,087,090
COP 2010	6.00%		11/01/41		2,000,000	1,890,140
Pasadena
Refunding COP Series 2008C	5.00%		02/01/28		1,170,000	1,210,470
Pasadena Area Community College District
GO Bonds Series 2009D	5.00%		08/01/21		230,000	258,867
GO Bonds Series 2009D	5.00%		08/01/22		300,000	331,704
GO Bonds Series 2009D	5.00%		08/01/24		350,000	379,925
Pasadena Public Financing Auth
Lease RB (Rose Bowl Renovation) Series 2010A	5.00%		03/01/25		4,590,000	4,745,922
Pomona
S/F Mortgage Refunding RB Series 1990B	7.50%		08/01/23	(a)	1,000,000	1,314,090
Port of Oakland
RB Series 2002M	5.25%	11/01/12	11/01/16	(a)	3,600,000	3,920,472
Redlands USD
GO Bonds Series 2008	5.00%		07/01/27	(a)	90,000	94,153
GO Bonds Series 2008	5.00%		07/01/28	(a)	60,000	62,375
Riverside Cnty
Teeter Obligation Notes Series 2010C	2.00%		10/12/11		2,000,000	2,022,120
Roseville
Special Tax Refunding RB Series 2010	3.00%		09/01/13		1,525,000	1,536,178
Special Tax Refunding RB Series 2010	3.00%		09/01/14		2,200,000	2,192,212
San Bernardino Cnty Transportation Auth
Sales Tax Revenue Notes (Limited Tax Bonds) Series 2009A	4.00%		05/01/12		5,500,000	5,727,425

4

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Portfolio Holdings (Unaudited) continued

Issuer		Effective	Final		Face Amount	Value
Type of Security, Series	Rate	Maturity*	Maturity *		($)	($)
San Bernardino Community College District
GO Bonds Series A	6.25%		08/01/33		1,040,000	1,146,142
San Diego Cnty Water Auth Financing Agency
Water RB Series 2010A	5.00%		05/01/24		6,510,000	7,054,692
San Diego Public Facilities Financing Auth
Lease Refunding RB Series 2007A	5.00%		02/15/11		3,225,000	3,247,414
Lease Refunding RB Series 2010A	5.00%		09/01/19		1,010,000	1,083,851
Lease Refunding RB Series 2010A	4.25%		03/01/20		1,000,000	993,150
Lease Refunding RB Series 2010A	5.00%		09/01/20		795,000	842,772
Water Refunding RB Series 2009A	5.00%		08/01/26		1,030,000	1,098,732
San Diego Regional Building Auth
Lease RB (Cnty Operations Center & Annex Redevelopment) Series 2009A	3.00%		02/01/13		275,000	285,406
Lease RB (Cnty Operations Center & Annex Redevelopment) Series 2009A	4.00%		02/01/16		415,000	448,300
Lease RB (Cnty Operations Center & Annex Redevelopment) Series 2009A	4.00%		02/01/17		890,000	954,721
San Francisco
COP (Multiple Capital Improvements) Series 2009A	5.00%		04/01/15		800,000	901,840
COP (Multiple Capital Improvements) Series 2009A	5.00%		04/01/17		1,000,000	1,138,540
COP (Multiple Capital Improvements) Series 2009A	5.00%		04/01/21		4,225,000	4,574,407
GO Bonds (San Francisco General Hospital ) Series 2010A	5.00%		06/15/12		4,000,000	4,264,400
San Francisco Airport Commission
RB Second Series 2009E	5.25%		05/01/24		1,000,000	1,060,620
RB Second Series 2009E	5.50%		05/01/25		1,950,000	2,102,197
Refunding RB Second Series 2010C	5.00%		05/01/19		2,000,000	2,224,600
San Francisco Bay Area Rapid Transit District
GO Bonds Series 2007B	5.00%		08/01/24		4,950,000	5,393,668
San Joaquin Cnty Transportation Auth
Sr Sales Tax Revenue Notes Series 2008	4.00%		04/01/11		4,310,000	4,355,427
San Lorenzo Valley USD
GO Bonds Series 2008A	0.00%		08/01/27	(a)(h)	770,000	290,837
GO Bonds Series 2008A	0.00%		08/01/28	(a)(h)	500,000	173,610
GO Bonds Series 2008A	0.00%		08/01/30	(a)(h)	300,000	87,936
GO Bonds Series 2008A	0.00%		08/01/31	(a)(h)	950,000	257,460
San Mateo Cnty Jt Powers Financing Auth
Lease Refunding RB (Youth Services Campus) Series 2008A	4.00%		07/15/17		875,000	926,599
Lease Refunding RB (Youth Services Campus) Series 2008A	5.00%		07/15/20		650,000	706,063
San Rafael Redevelopment Agency
Tax Allocation Refunding Bonds Series 2009	4.00%		12/01/19		430,000	448,155
Santa Clara Cnty Financing Auth
RB (El Camino Hospital) Series 2007A	5.00%		02/01/17		125,000	136,245
RB (El Camino Hospital) Series 2007B	5.00%		02/01/16		50,000	54,897
RB (El Camino Hospital) Series 2007B	5.00%		02/01/17		115,000	125,345
RB (El Camino Hospital) Series 2007C	5.00%		02/01/17		300,000	326,988
Refunding Lease RB (Multiple Facilities) Series 2010N	4.00%		05/15/17		300,000	321,840
Santa Clara Valley Transportation Auth
Sales Tax Refunding RB Series 2007A	5.00%		04/01/25		1,790,000	1,896,290
Santa Cruz Cnty Redevelopment Agency
Tax Allocation Bonds Series 2009A	7.00%		09/01/36		1,100,000	1,223,695
Santa Monica Community College District
GO Bonds Series 2009C	5.25%		08/01/22		450,000	507,663
Santa Monica-Malibu USD
GO Bonds Series B	5.00%		08/01/17		115,000	135,548
GO Bonds Series B	5.00%		08/01/18		200,000	235,114
GO Bonds Series B	5.00%		08/01/19		75,000	87,924
South Coast Water District Financing Auth
Refunding RB Series 2010A	5.00%		02/01/29		4,530,000	4,764,246
South Orange Cnty Public Financing Auth
Special Tax RB Series 1999A	5.25%		08/15/18	(a)	6,995,000	7,011,788
Southern California Metropolitan Water District
Water Refunding RB Series 1993A	5.75%		07/01/21		1,350,000	1,629,531
Southern California Public Power Auth
RB (Milford Wind Corridor) Series 2010-1	5.00%		07/01/28		2,900,000	3,055,614
Refunding RB (Tieton Hydropower) Series 2010A	5.00%		07/01/28		1,630,000	1,708,305

 5

 Schwab California Tax-Free Bond Fund™

Portfolio Holdings (Unaudited) continued

Issuer		Effective	Final		Face Amount	Value
Type of Security, Series	Rate	Maturity*	Maturity *		($)	($)
Refunding RB (Tieton Hydropower) Series 2010A	5.00%		07/01/29		1,765,000	1,831,593
Taft City Elementary SD
GO Bonds Series 2001A	4.90%		08/01/20		415,000	423,371
Tuolumne Wind Project Auth
RB (Tuolumne Co) Series 2009A	5.00%		01/01/22		1,400,000	1,483,874
Univ of California
General RB Series 2009Q	5.25%		05/15/26		6,030,000	6,526,390
Washington Township Health Care District
GO Bonds Series 2009A	6.00%		08/01/11		1,160,000	1,200,623
GO Bonds Series 2009A	6.00%		08/01/12		1,000,000	1,078,690
GO Bonds Series 2009A	6.50%		08/01/13		250,000	281,643
GO Bonds Series 2009A	6.50%		08/01/14		750,000	863,385
RB Series 2009A	4.50%		07/01/11		150,000	153,183
RB Series 2009A	4.50%		07/01/12		275,000	285,621
RB Series 2009A	4.50%		07/01/13		250,000	263,300
RB Series 2009A	5.00%		07/01/14		300,000	322,950
RB Series 2009A	5.00%		07/01/15		300,000	324,144
RB Series 2009A	5.00%		07/01/16		75,000	80,811
RB Series 2009A	5.13%		07/01/17		200,000	215,410
RB Series 2009A	5.25%		07/01/18		250,000	269,063
RB Series 2009A	5.50%		07/01/19		300,000	325,140
RB Series 2009A	6.00%		07/01/29		1,000,000	1,043,500
Whittier
Health Facility RB (Presbyterian Intercommunity Hospital) Series 2002	5.60%	06/01/12	06/01/22	(a)	2,000,000	2,166,480
Health Facility RB (Presbyterian Intercommunity Hospital) Series 2009D	5.00%		06/01/15		700,000	750,540
Health Facility RB (Presbyterian Intercommunity Hospital) Series 2009D	5.00%		06/01/16		2,000,000	2,142,580
Health Facility RB (Presbyterian Intercommunity Hospital) Series 2009D	5.00%		06/01/17		2,000,000	2,132,240
William S. Hart UHSD
GO BAN 2009	5.00%		12/01/11		1,500,000	1,535,265

						381,219,080

PUERTO RICO 2.6%
Puerto Rico Electric Power Auth
Power RB Series AA	6.00%		07/01/11		2,000,000	2,060,760
Power RB Series NN	5.00%	07/01/13	07/01/32	(a)	925,000	1,025,677
Power Refunding RB Series DDD	5.00%		07/01/22		2,000,000	2,110,500
Power Refunding RB Series ZZ	5.25%		07/01/18		5,000,000	5,620,350

						10,817,287

Total Fixed-Rate Obligations
(Cost $383,754,496)						392,036,367

Variable-Rate Obligations 7.3% of net assets

CALIFORNIA 7.3%
California
Economic Recovery Bonds Series 2004C4	0.24%	12/01/10	07/01/23	(a)	200,000	200,000
California Educational Facilities Auth
Refunding RB (Loyola Marymount Univ) Series 2010B	1.10%	12/01/10	10/01/15		7,110,000	7,137,231
California Statewide Communities Development Auth
COP (Eskaton Properties) Series 1999	0.76%	12/16/10	05/15/29	(c)(d)(e)	1,550,000	1,495,750
Irvine Assessment District
Limited Obligation Improvement Bonds (Assessment District No. 03-19) Series A	0.27%	12/01/10	09/02/29	(a)	5,800,000	5,800,000
Limited Obligation Improvement Bonds (Assessment District No. 03-19) Series B	0.27%	12/01/10	09/02/29	(a)	4,000,000	4,000,000
Irvine Ranch Water District
Consolidated GO Bonds (Improvement Districts No. 140, 240, 105&250) Series 1993	0.27%	12/01/10	04/01/33	(a)	3,000,000	3,000,000

6

 Schwab California Tax-Free Bond Fund™

Portfolio Holdings (Unaudited) continued

Issuer		Effective	Final		Face Amount	Value
Type of Security, Series	Rate	Maturity*	Maturity *		($)	($)
M-S-R Public Power Agency
Sub Lien RB Series 2008M	0.30%	12/01/10	07/01/22	(a)	8,500,000	8,500,000
Riverside
Water RB Series 2008A	0.32%	12/02/10	10/01/35	(b)	250,000	250,000

Total Variable-Rate Obligations
(Cost $30,410,000)						30,382,981

End of Investments.

At 11/30/10, the tax basis cost of the fund’s investments was $414,158,168 and the unrealized appreciation and depreciation were $9,189,652 and ($928,472), respectively, with a net unrealized appreciation of $8,261,180.

*	The effective maturity is the put or demand feature of a security or for variable-rate obligations it is the next interest rate change date. The final maturity date is the final legal maturity of a security.
(a)	Credit-enhanced security.
(b)	Liquidity-enhanced security.
(c)	Illiquid security. At the period end, the value of these amounted to $1,495,750 or 0.4% of net assets.
(d)	Failed Auction Rate Bond - this security’s interest payments are adjusted periodically through an auction process. The process typically serves as a means for buying and selling the bond, and the effective maturity date listed in the portfolio holdings is the next auction date. Auctions that fail to attract enough buyers for all the bonds offered for sale are deemed to have “failed”. Although the auctions have failed, the issuer continues to pay a formula-based interest rate which resets at each scheduled auction.
(e)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(f)	Delayed-delivery security.
(g)	All or a portion of this security is held as collateral for delayed-delivery securities.
(h)	Zero Coupon Bond.

BAN —	Bond anticipation note
COP —	Certificate of participation
GO —	General obligation
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TRAN —	Tax and revenue anticipation note
UHSD —	Union high school district
USD —	Unified school district

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the

 7

 Schwab California Tax-Free Bond Fund™

Portfolio Holdings (Unaudited) continued

amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of November 30, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Fixed-Rate Obligations(a)	$—	$392,036,367	$—	$392,036,367
Variable-Rate Obligations
California(a)	—	28,887,231	1,495,750	30,382,981

Total	$—	$420,923,598	$1,495,750	$422,419,348

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance			Change in				Balance
	as of	Accrued	Realized	Unrealized	Net	Gross	Gross	as of
	August 31,	Discounts	Gain	Gains	Purchases	Transfers	Transfers	November 30,
Investments in Securities	2010	(Premiums)	(Loss)	(Losses)	(Sales)	In	Out	2010

Variable-Rate Obligations	$1,470,562	$—	$—	$25,188	$—	$—	$—	$1,495,750

Total	$1,470,562	$—	$—	$25,188	$—	$—	$—	$1,495,750

REG46024NOV10

8

Schwab Investments
Schwab Tax-Free YieldPlus Fund™

Portfolio Holdings As of November 30, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). The effective maturity date is the date of a put or demand feature, if the security has one. The final maturity date is the final legal maturity of the security. For variable-rate obligations, the rate shown is the rate as of the report date, and the effective maturity date shown is the next interest rate change date and the final maturity date is the final legal maturity of the security.

			Cost	Value
Holdings by Category			($)	($)

48.3%		Fixed-Rate Obligations	13,523,762	13,546,463
52.9%		Variable-Rate Obligations	25,305,000	14,827,600

101.2%		Total Investments	38,828,762	28,374,063
(1	.2)%	Other Assets and Liabilities, Net		(338,149)

100.0%		Net Assets		28,035,914

Issuer		Effective	Final		Face Amount	Value
Type of Security, Series	Rate	Maturity*	Maturity *		($)	($)

Fixed-Rate Obligations 48.3% of net assets

ALABAMA 0.9%
Birmingham
GO Refunding Warrants Series 2010A	3.00%		02/01/11	(g)	250,000	251,005

ARIZONA 1.8%
Pima Cnty Metropolitan Domestic Water Improvement District
Sr Lien Water Refunding RB Series 2009	2.50%		01/01/11	(a)	250,000	250,310
Salt River Project Agricultural Improvement & Power District
Electric System Refunding RB Series 2001A	5.00%		01/01/11		255,000	255,936

						506,246

CALIFORNIA 5.8%
California
Economic Recovery Bonds Series 2004A	5.25%		01/01/11		110,000	110,388
Los Angeles Cnty
TRAN 2010-2011 Series A	2.00%		06/30/11		500,000	504,595
Los Angeles USD
TRAN 2010-2011 Series A	2.00%		06/30/11		1,000,000	1,008,010

						1,622,993

FLORIDA 0.4%
West Palm Beach
Public Service Tax Refunding Bonds Series 2010	3.00%		03/01/12		100,000	102,341

GEORGIA 0.4%
Gwinnett Cnty
GO Refunding Bonds Series 2002	4.00%		01/01/11		125,000	125,360

ILLINOIS 5.0%
Arlington Heights
GO Limited Tax Park Bonds Series 2010A	3.00%		12/01/13		345,000	363,523
Univ of Illinois
Auxiliary Facilities System RB Series 2005A	5.00%		04/01/12		1,000,000	1,050,710

						1,414,233

 1

 Schwab Tax-Free YieldPlus Fund™

Portfolio Holdings (Unaudited) continued

Issuer		Effective	Final		Face Amount	Value
Type of Security, Series	Rate	Maturity*	Maturity *		($)	($)

INDIANA 2.4%
Indiana Health Facility Financing Auth
Sub RB (Ascension Health) Series 2005A	5.00%	04/01/11	10/01/27		665,000	674,090

LOUISIANA 2.0%
Louisiana Public Facilities Auth
Refunding RB (Christus Health) Series 2009A	5.00%		07/01/11		550,000	560,351

MISSOURI 3.8%
Hanley Road & North of Folk Ave Transportation Development District
Transportation Sales Tax RB Series 2005	5.00%	10/01/12	10/01/25	(a)(h)	1,000,000	1,080,620

NEBRASKA 3.5%
Omaha
Sanitary Sewerage System Refunding RB Series 2010A	2.00%		12/01/11		960,000	973,210

NEW JERSEY 3.3%
Monmouth Cnty Improvement Auth
Governmental Loan RB (Atlantic Highlands) Series 2010	2.00%		02/01/11		120,000	120,323
Governmental Loan RB (Atlantic Highlands) Series 2010	2.50%		02/01/12		150,000	153,434
Montville Township
GO Refunding Bonds	3.75%		07/15/11	(h)	505,000	515,312
Princeton Township
General Improvement Refunding Bonds	4.00%		09/01/11	(h)	125,000	128,341

						917,410

NEW YORK 2.8%
New York State Thruway Auth
Local Highway & Bridge Service Contract Bonds Series 2001	5.25%		04/01/11		175,000	177,571
State Personal Income Tax RB Series 2010A	2.00%		03/15/12		600,000	610,956

						788,527

PENNSYLVANIA 2.7%
Philadelphia SD
TRAN 2010-2011 Series A	2.50%		06/30/11		750,000	757,380

PUERTO RICO 1.8%
Puerto Rico Sales Tax Financing Corp
Sales Tax RB First Sub Series 2009A	5.00%	08/01/11	08/01/39	(a)	500,000	515,305

TEXAS 1.3%
Conroe ISD
Unlimited Tax GO Bonds Series 2004A	3.50%		02/15/11	(a)	100,000	100,637
Denton
GO Refunding Bonds Series 2009	5.00%		02/15/11	(h)	150,000	151,380
La Joya ISD
Unlimited Tax GO Bonds Series 2008	3.25%		02/15/11	(a)	100,000	100,473

						352,490

UTAH 5.1%
Salt Lake Cnty Municipal Building Auth
Lease RB Series 2009A	3.00%		12/01/10		570,000	570,000
Lease RB Series 2009A	2.75%		12/01/11		835,000	852,351

						1,422,351

2

 Schwab Tax-Free YieldPlus Fund™

Portfolio Holdings (Unaudited) continued

Issuer		Effective	Final		Face Amount	Value
Type of Security, Series	Rate	Maturity*	Maturity *		($)	($)

VIRGINIA 1.7%
Henrico Cnty
GO Public Improvement Bonds Series 2008A	3.50%		12/01/10		200,000	200,000
Richmond
GO Bonds Series 2009A	2.00%		07/15/11		180,000	181,805
Virginia College Building Auth
RB (21st Century College) Series 2008A	5.00%		02/01/11		100,000	100,746

						482,551

WASHINGTON 3.6%
South Whidbey School District No. 206
Unlimited Tax GO Refunding Bonds Series 2009	3.00%		12/01/10	(h)	1,000,000	1,000,000

Total Fixed-Rate Obligations
(Cost $13,523,762)						13,546,463

Variable-Rate Obligations 52.9% of net assets

ARIZONA 7.7%
Maricopa Cnty IDA
M/F Housing RB (AHF Affordable Housing Portfolio) Series 2003B	0.56%	12/09/10	01/01/39	(d)(e)(f)	6,755,000	2,161,600

CALIFORNIA 12.3%
California Pollution Control Financing Auth
Pollution Control Refunding RB (Exxon) Series 1989	0.17%	12/01/10	12/01/12		500,000	500,000
Refunding RB (PG&E) Series 1996C	0.28%	12/01/10	11/01/26	(a)	300,000	300,000
Coast Community College District
GO Bonds Series 2006C	0.30%	12/02/10	08/01/32	(b)(c)	1,000,000	1,000,000
Orange Cnty Sanitation District
Refunding COP Series 2000A	0.28%	12/01/10	08/01/29	(b)	640,000	640,000
Southern California Metropolitan Water District
Water RB Series 2000B3	0.24%	12/01/10	07/01/35	(b)	1,000,000	1,000,000

						3,440,000

COLORADO 3.9%
Colorado Springs
Utilities System Refunding RB Series 2007B	0.34%	12/02/10	11/01/26	(b)	1,100,000	1,100,000

DISTRICT OF COLUMBIA 1.4%
Metropolitan Washington Airports Auth
Airport System RB Series 2009D2	0.30%	12/01/10	10/01/39	(a)	400,000	400,000

ILLINOIS 5.9%
Chicago
GO Bonds Series 2002B3	0.31%	12/01/10	01/01/37	(a)	500,000	500,000
GO Project & Refunding Bonds Series 2003B1	0.27%	12/01/10	01/01/34	(b)	400,000	400,000
GO Refunding Bonds Series 2007F	0.75%	12/01/10	01/01/42	(b)	750,000	750,000

						1,650,000

MASSACHUSETTS 7.0%
Massachusetts Health & Educational Facilities Auth
RB (New England Medical Center Hospitals) Series G2	0.49%	12/31/10	07/01/18	(d)(e)(h)	2,400,000	1,956,000

NEW YORK 2.7%
New York City
GO Bonds Fiscal 2006 Series I5	0.28%	12/01/10	04/01/36	(a)	750,000	750,000

 3

 Schwab Tax-Free YieldPlus Fund™

Portfolio Holdings (Unaudited) continued

Issuer		Effective	Final		Face Amount	Value
Type of Security, Series	Rate	Maturity*	Maturity *		($)	($)

OKLAHOMA 9.1%
Tulsa Cnty Industrial Auth
M/F Housing RB (AHF Affordable Housing Portfolio) Series 2003B	0.52%	12/16/10	01/01/39	(d)(e)(f)	8,000,000	2,560,000

PENNSYLVANIA 2.0%
Somerset Cnty
Bonds Series 2007	0.31%	12/02/10	10/15/27	(a)(b)(h)	560,000	560,000

TEXAS 0.9%
Harris Cnty Health Facilities Development Corp
Hospital RB (Baylor College of Medicine) Series 2007B	0.27%	12/01/10	11/15/47	(a)	250,000	250,000

Total Variable-Rate Obligations
(Cost $25,305,000)						14,827,600

End of Investments.

At 11/30/10, the tax basis cost of the fund’s investments was $38,828,763 and the unrealized appreciation and depreciation were $27,661 and ($10,482,361), respectively, with a net unrealized depreciation of ($10,454,700).

*	The effective maturity is the put or demand feature of a security or for variable-rate obligations it is the next interest rate change date. The final maturity date is the final legal maturity of a security.
(a)	Credit-enhanced security.
(b)	Liquidity-enhanced security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,000,000 or 3.5% of net assets.
(d)	Illiquid security. At the period end, the value of these amounted to $6,677,600 or 23.8% of net assets.
(e)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(f)	Security is in default.
(g)	Delayed-delivery security.
(h)	All or a portion of this security is held as collateral for delayed-delivery securities.

COP —	Certificate of participation
GO —	General obligation
IDA —	Industrial development agency/authority
ISD —	Independent school district
M/F —	Multi-family
RB —	Revenue bond
SD —	School district
TRAN —	Tax and revenue anticipation note
USD —	Unified school district

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may

4

 Schwab Tax-Free YieldPlus Fund™

Portfolio Holdings (Unaudited) continued

trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of November 30, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Fixed-Rate Obligations(a)	$—	$13,546,463	$—	$13,546,463
Variable-Rate Obligations(a)	—	8,150,000	—	8,150,000
Arizona	—	—	2,161,600	2,161,600
Massachusetts	—	—	1,956,000	1,956,000
Oklahoma	—	—	2,560,000	2,560,000

Total	$—	$21,696,463	$6,677,600	$28,374,063

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 Investments for which significant unobservable inputs were used to determine fair value:

	Balance			Change in				Balance
	as of	Accrued	Realized	Unrealized	Net	Gross	Gross	as of
	August 31,	Discounts	Gain	Gains	Purchases	Transfers	Transfers	November 30,
Investments in Securities	2010	(Premiums)	(Loss)	(Losses)	(Sales)	In	Out	2010

Variable-Rate Obligations	$7,611,600	$—	($182,500)	$66,000	($817,500)	$—	$—	$6,677,600

Total	$7,611,600	$—	($182,500)	$66,000	($817,500)	$—	$—	$6,677,600

REG46021NOV10

 5

Schwab Investments
Schwab California Tax-Free YieldPlus Fund™

Portfolio Holdings As of November 30, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). The effective maturity date is the date of a put or demand feature, if the security has one. The final maturity date is the final legal maturity of the security. For variable-rate obligations, the rate shown is the rate as of the report date, and the effective maturity date shown is the next interest rate change date and the final maturity date is the final legal maturity of the security.

		Cost	Value
Holdings by Category		($)	($)

45.4%	Fixed-Rate Obligations	25,097,057	25,199,919
54.0%	Variable-Rate Obligations	29,974,091	29,974,091

99.4%	Total Investments	55,071,148	55,174,010
0.6%	Other Assets and Liabilities, Net		333,212

100.0%	Net Assets		55,507,222

Issuer		Effective	Final		Face Amount	Value
Type of Security, Series	Rate	Maturity*	Maturity *		($)	($)

Fixed-Rate Obligations 45.4% of net assets

CALIFORNIA 42.6%
California
Economic Recovery Bonds Series 2008A	5.00%		01/01/11		1,500,000	1,505,130
Economic Recovery Bonds Series 2008B5	5.00%	03/01/11	07/01/23	(a)	500,000	505,800
California Dept of Water Resources
Power Supply RB Series 2002A	5.25%	05/01/12	05/01/20	(a)	500,000	538,390
Power Supply RB Series 2002A	5.38%	05/01/12	05/01/22	(a)	250,000	269,635
Power Supply RB Series 2010L	2.00%		05/01/12		305,000	310,167
California Health Facilities Financing Auth
Insured RB (NCROC Paradise Valley Estates) Series 2005	4.05%		12/01/11	(a)	100,000	101,830
RB (Sutter Health) Series 2008A	5.00%		08/15/12		1,325,000	1,405,295
California Infrastructure & Economic Development Bank
Refunding RB (J. Paul Getty Trust) Series 2007A4	1.65%	04/01/11	10/01/47		1,500,000	1,505,685
California Statewide Communities Development Auth
RB (Daughters of Charity Health System) Series 2005G	5.25%		07/01/11		725,000	735,889
Contra Costa Water District
Water RB Series A	2.00%	10/02/11	10/01/11		1,000,000	1,011,540
Golden State Tobacco Securitization Corp
Tobacco Settlement Asset-Backed Bonds Series 2003B	5.63%	06/01/13	06/01/38	(a)	75,000	83,269
Los Angeles
Airport Sr RB Series 2009A	3.00%		05/15/11		100,000	100,950
Wastewater System Refunding RB Series 2005A	5.00%		06/01/12		430,000	456,909
Los Angeles Cnty
TRAN 2010-2011 Series A	2.00%		06/30/11		1,000,000	1,009,190
Los Angeles Dept of Water & Power
Water System RB Series 2006A1	3.50%		07/01/11		100,000	101,734
Los Angeles Harbor Dept
Refunding RB Series 2009C	5.00%		08/01/13		200,000	220,010
Los Angeles Municipal Improvement Corp
Lease RB (Capital Equipment) Series 2010A	4.00%		11/01/13		1,000,000	1,062,990
Los Angeles USD
TRAN 2010-2011 Series A	2.00%		06/30/11		1,400,000	1,411,214
Newport Beach
RB (Hoag Memorial Hospital Presbyterian) Series 2009C	4.00%	02/08/11	12/01/38		1,000,000	1,004,830
Orange Cnty Public Financing Auth
Lease Refunding RB Series 2005	5.00%		07/01/11		560,000	573,462
Orange Cnty Sanitation District
Refunding COP Series 2008A	4.00%		08/01/11		250,000	255,498

 1

 Schwab California Tax-Free YieldPlus Fund™

Portfolio Holdings (Unaudited) continued

Issuer		Effective	Final		Face Amount	Value
Type of Security, Series	Rate	Maturity*	Maturity *		($)	($)
Orange Cove Irrigation District
Water Refunding RB Series 2009	3.50%		02/01/11		80,000	80,171
Riverside Cnty
Teeter Obligation Notes Series 2010C	2.00%		10/12/11		1,000,000	1,011,060
San Diego USD
GO Bonds Series 2005G	4.00%		07/01/11		500,000	509,640
San Francisco Bay Area Rapid Transit District
Sales Tax Refunding RB Series 1990	6.75%		07/01/11		2,000,000	2,072,020
San Joaquin Cnty Transportation Auth
Sr Sales Tax Revenue Notes Series 2008	4.00%		04/01/11		4,000,000	4,042,160
San Mateo Cnty Jt Powers Financing Auth
Lease Refunding RB (Youth Services Campus) Series 2008A	4.00%		07/15/11		450,000	458,500
Santa Clara Cnty Financing Auth
Refunding Lease RB (Multiple Facilities) Series 2008L	3.00%		05/15/11		100,000	101,113
Santa Clara USD
GO Refunding Bonds Series 2010	2.00%		07/01/11		250,000	251,973
GO Refunding Bonds Series 2010	2.00%		07/01/12		265,000	269,892
Southern California Public Power Auth
RB (Magnolia Power) Series 2006-1	4.50%		07/01/11		250,000	255,865
Univ of California Medical Centers
Pooled RB Series 2010G	2.00%		05/15/11		430,000	432,193

						23,654,004

PUERTO RICO 2.8%
Puerto Rico Sales Tax Financing Corp
Sales Tax RB First Sub Series 2009A	5.00%	08/01/11	08/01/39	(a)	1,500,000	1,545,915

Total Fixed-Rate Obligations
(Cost $25,097,057)						25,199,919

Variable-Rate Obligations 54.0% of net assets

CALIFORNIA 54.0%
California
Economic Recovery Bonds Series 2004C4	0.24%	12/01/10	07/01/23	(a)	1,300,000	1,300,000
Economic Recovery Bonds Series 2004C5	0.28%	12/01/10	07/01/23	(a)	500,000	500,000
California Economic Development Financing Auth
Refunding RB (KQED) Series 1996	0.61%	12/01/10	04/01/20	(a)	925,000	925,000
California Educational Facilities Auth
RB (Chapman Univ) Series 2000	0.25%	12/01/10	12/01/30	(a)	300,000	300,000
California Infrastructure & Economic Development Bank
RB (California Academy of Sciences) Series 2008F	0.26%	12/01/10	09/01/38	(a)	1,100,000	1,100,000
RB (Orange Cnty Performing Arts Center) Series 2008A	0.28%	12/01/10	07/01/34	(a)	2,040,000	2,040,000
Refunding RB (PG&E) Series 2009C	0.26%	12/01/10	12/01/16	(a)	1,600,000	1,600,000
California Pollution Control Financing Auth
Pollution Control Refunding RB (Exxon) Series 1989	0.17%	12/01/10	12/01/12		1,100,000	1,100,000
Refunding RB (BP West Coast Products) Series 2008	0.35%	12/01/10	01/01/43		1,100,000	1,100,000
Refunding RB (PG&E) Series 1996C	0.28%	12/01/10	11/01/26	(a)	1,400,000	1,400,000
Coast Community College District
GO Bonds Series 2006C	0.30%	12/02/10	08/01/32	(b)(c)	100,000	100,000
Hayward Housing Auth
M/F Mortgage Refunding RB (Huntwood Terrace Apts) Series 1993A	0.32%	12/01/10	03/01/27	(a)	800,000	800,000
Irvine Assessment District
Limited Obligation Improvement Bonds (Assessment District No. 93-14) Series 2000	0.26%	12/01/10	09/02/25	(a)	2,000,000	2,000,000
Limited Obligation Improvement Bonds (Reassessment District No. 85-7) Series A	0.27%	12/01/10	09/02/32	(a)(b)	1,500,000	1,500,000
Irvine Ranch Water District
Consolidated GO Bonds (Improvement Districts No. 140, 240, 105&250) Series 1993	0.27%	12/01/10	04/01/33	(a)	500,000	500,000
Consolidated Refunding Bonds Series 2008A	0.30%	12/01/10	07/01/35	(a)	2,000,000	2,000,000
Los Angeles USD
GO Bonds Series 2009D&2009I	0.28%	12/02/10	01/01/29	(b)(c)	1,700,000	1,700,000

2

 Schwab California Tax-Free YieldPlus Fund™

Portfolio Holdings (Unaudited) continued

Issuer		Effective	Final		Face Amount	Value
Type of Security, Series	Rate	Maturity*	Maturity *		($)	($)
Northern California Power Agency
Refunding RB (Hydroelectric Project No. 1) Series 2008A	0.30%	12/01/10	07/01/32	(a)	2,000,000	2,000,000
Orange Cnty Sanitation District
COP Series 2003	0.31%	12/02/10	02/01/33	(b)(c)	2,409,091	2,409,091
San Pablo Redevelopment Agency
Sub Tax Allocation Bonds (Tenth Township Redevelopment) Series 2006	0.29%	12/01/10	12/01/32	(a)	400,000	400,000
Sweetwater UHSD
GO Bonds Series 2008A	0.28%	12/02/10	10/01/16	(a)(b)(c)	1,000,000	1,000,000
Univ of California
Medical Center Pooled RB Series 2007B1	0.28%	12/01/10	05/15/32	(b)	2,200,000	2,200,000
Medical Center Pooled RB Series 2007B2	0.27%	12/01/10	05/15/32	(b)	2,000,000	2,000,000

Total Variable-Rate Obligations
(Cost $29,974,091)						29,974,091

End of Investments.

At 11/30/10, the tax basis cost of the fund’s investments was $55,071,152 and the unrealized appreciation and depreciation were $111,980 and ($9,122), respectively, with a net unrealized appreciation of $102,858.

*	The effective maturity is the put or demand feature of a security or for variable-rate obligations it is the next interest rate change date. The final maturity date is the final legal maturity of a security.
(a)	Credit-enhanced security.
(b)	Liquidity-enhanced security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $5,209,091 or 9.4% of net assets.

COP —	Certificate of participation
GO —	General obligation
M/F —	Multi-family
RB —	Revenue bond
TRAN —	Tax and revenue anticipation note
UHSD —	Union high school district
USD —	Unified school district

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds

 3

 Schwab California Tax-Free YieldPlus Fund™

Portfolio Holdings (Unaudited) continued

due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of November 30, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Fixed-Rate Obligations(a)	$—	$25,199,919	$—	$25,199,919
Variable-Rate Obligations(a)	—	29,974,091	—	29,974,091

Total	$—	$55,174,010	$—	$55,174,010

*	The fund had no Other Financial Investments.
(a)	As categorized in Portfolio Holdings.

REG46023NOV10

4

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Schwab Investments

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	01/25/2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	01/25/2011

By:	/s/ George Pereira
George Pereira
Principal Financial Officer

Date:	01/24/2011